UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of January 31, 2010 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 30th day of March, 2010 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ DAVID G. VAN HOOSER
David G. Van Hooser Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. VAN HOOSER David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	March 30, 2010

By:	/s/ ANMARIE S. KOLINSKI Anmarie S. Kolinski	Treasurer and Chief Financial Officer	March 30, 2010

Quarterly Schedule of Portfolio Holdings

January 31, 2010

Domestic Equity Funds

Growth Funds

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Value Funds

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor Small Cap Value Fund

Harbor Small Company Value Fund

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.0%)

COMMON STOCKS—98.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.4%
1,088,200	Precision Castparts Corp.	$114,533
1,407,836	United Technologies Corp.	95,001

		209,534

AUTO COMPONENTS—0.7%
2,200,100	Johnson Controls Inc.	61,229

BIOTECHNOLOGY—4.8%
2,494,300	Celgene Corp.*	141,626
4,411,900	Gilead Sciences Inc.*	212,962
1,450,300	Vertex Pharmaceuticals Inc.*	55,692

		410,280

COMMON STOCKS—Continued

Shares		Value (000s)

CAPITAL MARKETS—4.4%
6,847,300	Charles Schwab Corp.	$125,237
1,347,200	Goldman Sachs Group Inc.	200,356
2,065,600	Morgan Stanley	55,317

		380,910

CHEMICALS—1.9%
1,015,400	Monsanto Co.	77,049
1,123,200	Praxair Inc.	84,599

		161,648

COMMUNICATIONS EQUIPMENT—6.7%
7,985,290	Cisco Systems Inc.*	179,430
4,133,000	Juniper Networks Inc.*	102,622
7,527,330	Qualcomm Inc.	294,996

		577,048

COMPUTERS & PERIPHERALS—9.9%
2,036,242	Apple Inc.*	391,203
4,876,600	Hewlett-Packard Co.	229,541
834,200	International Business Machines Corp.	102,098
4,407,900	NetApp Inc.*	128,402

		851,244

DIVERSIFIED FINANCIAL SERVICES—1.3%
1,666,300	Bank of America Corp.	25,295
2,146,800	JP Morgan Chase & Co.	83,596

		108,891

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
1,545,038	Agilent Technologies Inc.*	43,307

ENERGY EQUIPMENT & SERVICES—2.9%
3,874,300	Schlumberger Ltd.	245,863

FOOD & STAPLES RETAILING—1.5%
2,174,093	Costco Wholesale Corp.	124,858

FOOD PRODUCTS—1.6%
4,457,700	Unilever plc. (UK)	136,100

HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
898,246	Alcon Inc.	139,866
3,004,200	Baxter International Inc.	173,012

		312,878

HEALTH CARE PROVIDERS & SERVICES—3.2%
377,100	Express Scripts Inc.*	31,623
3,969,400	Medco Health Solutions Inc.*	244,039

		275,662

HOTELS, RESTAURANTS & LEISURE—1.3%
3,326,604	Marriott International Inc.	87,257
1,217,600	Starbucks Corp.*	26,531

		113,788

HOUSEHOLD PRODUCTS—1.4%
1,485,400	Colgate-Palmolive Co.	118,877

INTERNET & CATALOG RETAIL—3.6%
2,463,000	Amazon.com Inc.*	308,885

INTERNET SOFTWARE & SERVICES—5.6%
105,071	Baidu Inc. ADR (CHN)*[1]	43,259
719,491	Google Inc.*	380,913
3,123,900	Tencent Holding Ltd. (CHN)	58,382

		482,554

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—5.8%
1,060,362	Mastercard Inc.	$264,985
2,877,000	VISA Inc.	236,000

		500,985

LIFE SCIENCE TOOLS & SERVICES—0.6%
1,399,000	Illuminia Inc.*	51,329

MACHINERY—0.7%
1,391,056	Cummins Inc.	62,820

MEDIA—2.1%
6,077,300	Walt Disney Co.	179,584

MULTILINE RETAIL—2.0%
1,062,100	Dollar General Corp.*	24,948
68,033	Kohl’s Corp.*	3,427
2,729,663	Target Corp.	139,950

		168,325

OIL, GAS & CONSUMABLE FUELS—4.9%
863,700	Apache Corp.	85,308
2,675,800	Occidental Petroleum Corp.	209,622
1,135,500	Petroleo Brasileiro SA ADR (BR)[1]	46,067
1,954,600	Southwestern Energy Co.*	83,813

		424,810

PHARMACEUTICALS—8.6%
1,934,100	Abbott Laboratories	102,391
3,454,728	Mylan Inc.*	62,980
1,652,700	Novartis AG ADR (SWS)[1]	88,469
4,831,400	Pfizer Inc.	90,154
2,962,000	Roche Holdings AG Sponsored ADR (SWS)[1]	124,256
1,650,790	Shire plc ADR (IE)[1]	98,387
3,003,200	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	170,341

		736,978

ROAD & RAIL—1.1%
1,537,507	Union Pacific Corp.	93,019

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
2,967,509	Analog Devices Inc.	80,004
1,084,504	Cree Inc.*	60,635
6,569,900	Intel Corp.	127,456

		268,095

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—7.9%
6,081,250	Adobe Systems Inc.*	$196,425
11,880,140	Microsoft Corp.	334,782
1,704,921	Salesforce.com Inc.*	108,348
762,500	Vmware Inc.*	34,625

		674,180

SPECIALTY RETAIL—1.6%
2,524,200	Staples Inc.	59,218
1,864,535	Tiffany & Co.	75,719

		134,937

TEXTILES, APPAREL & LUXURY GOODS—2.6%
1,949,100	Coach Inc.	67,985
2,499,334	Nike Inc.	159,332

		227,317

TOTAL COMMON STOCKS (Cost $7,051,069)		8,445,935

PREFERRED STOCKS—0.7%
(Cost $60,212)
DIVERSIFIED FINANCIAL SERVICES—0.7%
3,892,100	Bank of America Corp.	58,771

SHORT-TERM INVESTMENTS—1.1%
(Cost $92,830)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$92,830	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by U.S Treasury Bonds (market value $94,690)	92,830

TOTAL INVESTMENTS—100.1% (Cost $7,204,111)		8,597,536

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(12,430)

TOTAL NET ASSETS—100.0%		$8,585,106

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $92,830 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BR	Brazil.

CHN	China.

IE	Ireland.

IL	Israel.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.3%)

COMMON STOCKS—97.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.5%
351,500	BE Aerospace Inc.*	$7,884

AIRLINES—2.5%
839,900	JetBlue Airways Corp.*	4,149
234,400	Tam SA (BR)*	4,275

COMMON STOCKS—Continued

Shares		Value (000s)

AIRLINES—Continued
883,000	US Airways Group Inc.*	$4,689

		13,113

BIOTECHNOLOGY—1.0%
140,500	Alkermes Inc.*	1,537
122,700	Amylin Pharmaceuticals Inc.*	2,206
59,062	Regeneron Pharmaceuticals Inc.*	1,575

		5,318

BUILDING PRODUCTS—2.5%
125,000	Lennox International Inc.	4,778
588,900	Masco Corp.	7,985

		12,763

CAPITAL MARKETS—3.5%
212,200	Ameriprise Financial Inc.	8,114
231,300	Invesco Ltd.	4,464
184,000	Waddell & Reed Financial Inc. Cl. A	5,765

		18,343

CHEMICALS—2.4%
59,300	CF Industries Holdings Inc.	5,507
2,880,000	Huabao International Holdings Ltd. (CHN)	2,949
159,500	Intrepid Potash Inc.*	3,906

		12,362

COMMERCIAL SERVICES & SUPPLIES—1.0%
280,700	Corrections Corp. of America Inc.*	5,252

COMMUNICATIONS EQUIPMENT—2.0%
173,000	Juniper Networks Inc.*	4,296
279,300	Riverbed Technology Inc.*	6,262

		10,558

COMPUTERS & PERIPHERALS—3.6%
269,000	Sandisk Corp.*	6,838
710,600	Seagate Technology	11,888

		18,726

CONSTRUCTION MATERIALS—1.0%
228,100	Eagle Materials Inc.	5,203

DIVERSIFIED FINANCIAL SERVICES—0.6%
724,300	Great American Group Inc.*	2,818

ELECTRICAL EQUIPMENT—1.1%
114,070	Regal Beloit Corp.	5,407

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
443,700	Jabil Circuit Inc.	6,425
221,300	Trimble Navigation Ltd.*	5,065

		11,490

ENERGY EQUIPMENT & SERVICES—1.1%
126,300	Baker Hughes Inc.	5,719

FOOD PRODUCTS—1.4%
88,000	Green Mountain Coffee Roasters Inc.*	7,464

HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
71,200	Beckman Coulter Inc.	4,654
59,500	Edwards Lifesciences Corp.*	5,333
289,000	Hologic Inc.*	4,355
9,100	Intuitive Surgical Inc.*	2,985

		17,327

HEALTH CARE PROVIDERS & SERVICES—2.2%
221,100	Coventry Health Care Inc.*	5,059
123,000	Humana Inc.*	5,980
7,100	Lincare Holdings Inc.*	261

		11,300

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE TECHNOLOGY—1.6%
172,700	SXC Health Solutions Corp.*	$8,138

HOTELS, RESTAURANTS & LEISURE—3.9%
116,200	Bally Technologies Inc.*	4,610
260,300	Cheesecake Factory Inc.*	5,503
142,600	Ctrip.com International Ltd. ADR (CHN)[1]	4,462
511,260	MGM Mirage Inc.*	5,654

		20,229

HOUSEHOLD DURABLES—5.6%
506,200	D.R. Horton Inc.	5,968
315,700	Jarden Corp.	9,623
737,000	MRV Engenharia e Participacoes SA. (BR)	4,750
220,400	Pulte Homes Inc.	2,319
252,364	Tempur Pedic International Inc.*	6,281

		28,941

INSURANCE—1.3%
423,000	Genworth Financial Inc. Cl. A	5,854
70,775	Pearl Group Ltd. (UK)*	685

		6,539

INTERNET & CATALOG RETAIL—0.6%
57,000	Blue Nile Inc.*	2,938

INTERNET SOFTWARE & SERVICES—4.0%
70,000	Equinix Inc.*	6,736
265,100	Rackspace Hosting Inc.*	4,830
160,200	Vistaprint NV (NET)*	8,973

		20,539

IT SERVICES—1.9%
119,500	Congnizant Technology Solutions Corp. Cl. A*	5,217
21,737	Genpact Ltd.*	302
234,700	Western Union Co.	4,351

		9,870

LEISURE EQUIPMENT & PRODUCTS—0.9%
248,728	Pool Corp.	4,567

MACHINERY—3.8%
130,500	Illinois Tool Works Inc.	5,688
304,900	Ingersoll Rand plc	9,897
174,000	Kennametal Inc.	4,260

		19,845

MEDIA—2.3%
139,600	DreamWorks Animation SKG Inc.*	5,436
462,600	Focus Media Holding Ltd. (CHN)*	6,208

		11,644

METALS & MINING—2.1%
101,200	Cliffs Nat Res Inc.	4,043
292,000	Steel Dynamics Inc.	4,433
204,300	Titanium Metal Corp.	2,376

		10,852

OIL, GAS & CONSUMABLE FUELS—3.3%
176,900	Frontline Ltd. (NOR)	5,318
215,389	Karoon Gas Australia Ltd. (AUS)*	1,372
73,600	Massey Energy Corp.	2,835
56,400	Peabody Energy Corp.	2,375
293,500	Valero Energy Corp.	5,406

		17,306

COMMON STOCKS—Continued

Shares		Value (000s)

PERSONAL PRODUCTS—1.7%
142,800	Avon Products, Inc.	$4,304
117,600	Herbalife Ltd.	4,569

		8,873

PHARMACEUTICALS—4.1%
193,500	Auxilium Pharmaceuticals Inc.*	5,449
254,200	Daiichi Sankyo Co. Ltd. (JP)	5,300
258,900	Shionogi & Co. Ltd. (JP)	5,346
134,896	Watson Pharmaceuticals Inc.*	5,176

		21,271

ROAD & RAIL—1.9%
150,200	JB Hunt Transport Services Inc.	4,605
495,300	Localiza Rent A Car Ltd. (BR)	5,187

		9,792

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.6%
245,900	Atheros Communications Inc.*	7,886
172,500	Broadcom Corp. Cl. A*	4,609
517,900	Cypress Semiconductors Corp.*	5,205
347,400	Marvell Technology Group Ltd.*	6,055
292,700	Maxim Integrated Products Inc.	5,117
1,318,130	RF Micro Devices Inc.*	5,075
520,500	Skyworks Solutions Inc.*	6,605
671,000	Triquint Semiconductor Inc.*	4,026

		44,578

SOFTWARE—4.9%
138,100	Adobe Systems Inc.*	4,461
122,800	BMC Software Inc.*	4,745
102,400	Concur Technologies Inc.*	4,060
112,300	McAfee Inc.*	4,234
197,000	Red Hat Inc.*	5,362
93,300	Rovi Corp.*	2,693

		25,555

SPECIALTY RETAIL—6.4%
157,900	Advance Auto Parts Inc.	6,229
133,700	Best Buy Co. Inc.	4,900
203,300	Dick’s Sporting Goods Inc.*	4,548
218,450	Staples Inc.	5,125
233,200	Urban Outfitters Inc.*	7,362
255,800	Williams-Sonoma Inc.	4,855

		33,019

TEXTILES, APPAREL & LUXURY GOODS—4.8%
253,500	Coach Inc.	8,842
413,900	Hanesbrands Inc.*	9,507
168,500	Warnco Group Inc.*	6,525

		24,874

WIRELESS TELECOMMUNICATION SERVICES—1.0%
126,425	American Tower Corp.*	5,367

TOTAL COMMON STOCKS (Cost $441,711)		505,784

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—1.5%
(Cost $7,895)

Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$7,895	Repurchase Agreement with Bank of America dated January 29, 2010 due February 01, 2010 at 0.090% collateralized by United States Treasury Bill (market value $8,084)	$7,895

TOTAL INVESTMENTS—99.2% (Cost $449,606)		513,679

CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		4,120

TOTAL NET ASSETS—100.0%		$517,799

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $7,895 are classified as Level 2. Holdings in the Pharmaceuticals category valued at $5,346 and holdings in the Insurance category valued at $685 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

BR	Brazil.

CHN	China.

JP	Japan.

NET	Netherlands.

NOR	Norway.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.2%)

COMMON STOCKS—95.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.7%
246,800	Hexcel Corp.*	$2,715

AIRLINES—1.9%
1,421,350	US Airways Group Inc.*	7,547

BIOTECHNOLOGY—13.6%
286,500	Acorda Therapeutics Inc.*	8,016
227,880	Alexion Pharmaceuticals Inc.*	10,567
689,500	Allos Therapeutics Inc.*	5,006
334,845	Amylin Pharmaceuticals Inc.*	6,020
233,900	OSI Pharmaceuticals Inc.*	8,004
192,100	United Therapeutics Corp.*	11,443
125,850	Vertex Pharmaceuticals Inc.*	4,833

		53,889

CAPITAL MARKETS—1.4%
101,909	Stifel Financial Corp.*	5,330

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—1.7%
455,940	Solutia Inc.*	$6,269
35,980	STR Holdings Inc.*	600

		6,869

COMMERCIAL BANKS—1.9%
217,948	Signature Bank*	7,537

COMMERCIAL SERVICES & SUPPLIES—2.0%
419,900	GEO Group Inc.*	7,768

COMMUNICATIONS EQUIPMENT—2.5%
378,139	Emulex Corp.*	4,250
253,618	Polycom Inc.*	5,689

		9,939

CONSTRUCTION & ENGINEERING—1.2%
242,800	Tutor Perini Corp.	4,628

DIVERSIFIED CONSUMER SERVICES—3.4%
60,700	American Public Education Inc.*	2,315
280,600	K12 Inc.*	5,609
1,081,600	Stewart Enterprises Inc. Cl. A	5,484

		13,408

ELECTRICAL EQUIPMENT—1.1%
205,455	Trina Soalr Ltd. (CYM)*	4,506

ENERGY EQUIPMENT & SERVICES—7.1%
397,310	Exterran Holdings Inc.*	8,058
154,650	Oil States International Inc.*	5,697
305,400	Rowan Companies Inc.*	6,560
334,320	Superior Energy Services Inc.*	7,679

		27,994

HEALTH CARE EQUIPMENT & SUPPLIES—8.7%
149,585	Arthrocare Corp.*	3,986
707,400	ev3 Inc.*	10,314
413,157	Immucor Inc.*	7,664
297,400	Masimo Corp.*	8,256
135,775	Orthofix International NV (NET)	4,091

		34,311

HEALTH CARE PROVIDERS & SERVICES—4.1%
479,600	Health Management Associates Inc. Cl. A	3,184
130,300	Lincare Holdings Inc.*	4,798
82,100	Mednax Inc.*	4,668
421,850	Sun Healthcare Group Inc.*	3,687

		16,337

HEALTH CARE TECHNOLOGY—2.5%
416,847	Phase Forward Inc.*	6,094
255,250	Team Health Holdings Inc.*	3,765

		9,859

INTERNET & CATALOG RETAIL—1.7%
110,450	Netflix Inc.*	6,876

INTERNET SOFTWARE & SERVICES—2.5%
129,237	Savvis Inc.*	2,034
807,376	SkillSoft plc (IE)*	7,872

		9,906

IT SERVICES—1.8%
388,570	CyberSource Corp.*	7,025

LIFE SCIENCES TOOLS & SERVICES—0.8%
45,826	Dionex Corp.*	3,201

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—3.9%
78,600	Bucyrus International Inc. Cl. A	$4,117
372,150	Colfax Corporation*	4,194
174,610	Gardner Denver Inc.	6,958

		15,269

METALS & MINING—2.4%
352,200	Jaguar Mining Inc.*	3,459
234,720	RTI International Metals Inc.*	5,809

		9,268

OIL, GAS & CONSUMABLE FUELS—3.5%
260,942	Alpha Natural Resources Inc.*	10,597
252,800	Quicksilver Resources Inc.*	3,360

		13,957

PHARMACEUTICALS—1.4%
662,650	Adolor Corp.*	1,041
259,750	Medicines Co.*	2,153
480,550	Santarus Inc.*	2,273

		5,467

PROFESSIONAL SERVICES—0.9%
153,140	Huron Consulting Group Inc.*	3,651

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
243,263	ATMI Inc.*	4,082
183,100	Cavium Avium Network Inc.*	3,957
253,720	EZ Chip Semiconductor Ltd. (IL)*	3,019
810,850	Integrated Device Technology Inc.*	4,598

		15,656

SOFTWARE—12.2%
965,176	Cadence Design Systems Inc.*	5,608
348,273	Net 1 UEPS Technologies Inc. (S.AFR)*	6,227
1,016,900	Nuance Communications Inc.*	15,274
463,650	Quest Software Inc.*	7,984
221,970	Red Hat Inc.*	6,042
373,117	Solarwinds Inc.*	7,249

		48,384

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—4.0%
311,450	Chico’s Inc.*	$3,977
173,041	J. Crew Group Inc.*	6,785
307,690	Sonic Automotive Inc. Cl. A*	2,938
98,450	Vitamin Shoppe Inc.*	2,068

		15,768

TRADING COMPANIES & DISTRIBUTORS—1.4%
125,362	Beacon Roofing Supply Inc.*	2,106
74,600	Watsco Inc.	3,578

		5,684

TRANSPORTATION INFRASTRUCTURE—1.5%
192,010	Aegean Marine Petroleum Network Inc. (GRC)	5,973

TOTAL COMMON STOCKS (Cost $328,757)		378,722

SHORT-TERM INVESTMENTS—2.5%
(Cost $9,949)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$9,949	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $10,149)	9,949

TOTAL INVESTMENTS—98.3% (Cost $338,706)		388,671

CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		6,771

TOTAL NET ASSETS—100.0%		$395,442

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $9,949 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

CYM	Cayman Islands.

GRC	Greece.

IE	Ireland.

IL	Israel.

NET	Netherlands.

S.AFR	South Africa.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—97.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.6%
55,100	General Dynamics Corp.	$3,683
40,400	L-3 Communications Holdings Inc.	3,367

COMMON STOCKS—Continued

Shares		Value (000s)

AEROSPACE & DEFENSE—Continued
42,900	Lockheed Martin Corp.	$3,197

		10,247

AIR FREIGHT & LOGISTICS—1.2%
19,100	FedEx Corp.	1,496
19,400	United Parcel Service Inc.	1,121

		2,617

BEVERAGES—0.9%
13,000	Diageo plc ADR (UK)[1]	874
18,200	PepsiCo Inc.	1,085

		1,959

CAPITAL MARKETS—4.1%
40,600	Bank of New York Mellon Corp.	1,181
11,500	BlackRock Inc.	2,459
10,500	Franklin Resources Inc.	1,040
20,100	Goldman Sachs Group Inc.	2,989
55,100	Morgan Stanley	1,476

		9,145

CHEMICALS—2.3%
40,500	Monsanto Co.	3,073
11,700	Praxair Inc.	881
22,900	Sigma Aldrich Inc.	1,096

		5,050

COMMERCIAL BANKS—5.7%
39,600	BB&T Corp.	1,104
24,333	HSBC Holdings plc ADR (UK)[1]	1,302
33,500	Toronto - Dominion Bank Group Inc. (CAN)	1,975
171,900	U.S. Bancorp.	4,311
141,000	Wells Fargo & Co.	4,009

		12,701

COMMERCIAL SERVICES & SUPPLIES—0.5%
33,300	Waste Management Inc.	1,067

COMMUNICATIONS EQUIPMENT—2.5%
60,400	Harris Corp.	2,592
73,000	Qualcomm Inc.	2,861

		5,453

COMPUTERS & PERIPHERALS—1.0%
17,500	International Business Machines Corp.	2,142

DISTRIBUTORS—0.5%
30,400	Genuine Parts Co.	1,146

DIVERSIFIED FINANCIAL SERVICES—5.2%
344,600	Bank of America Corp.	5,231
161,100	JP Morgan Chase & Co.	6,273

		11,504

DIVERSIFIED TELECOMMUNICATION SERVICES—2.4%
153,200	AT&T Inc.	3,885
49,500	Verizon Communications Inc.	1,457

		5,342

ELECTRIC UTILITIES—2.6%
27,100	E.ON AG ADR (GER)[1]	993
9,600	Exelon Corp.	438
90,900	FPL Group Inc.	4,432

		5,863

8

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
58,200	Corning Inc.	$1,052

ENERGY EQUIPMENT & SERVICES—2.1%
41,400	Schlumberger Ltd.	2,627
25,100	Transocean Ltd.	2,127

		4,754

FOOD & STAPLES RETAILING—3.0%
16,700	Costco Wholesale Corp.	959
51,700	CVS/Caremark Corp.	1,674
17,400	Wal-Mart de Mexico SAB de CV ADR (MEX)[1]	767
60,400	Wal-Mart Stores Inc.	3,227

		6,627

FOOD PRODUCTS—0.5%
38,600	Archer Daniels Midland Co.	1,157

HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
22,400	Becton Dickinson & Co.	1,688
24,200	Covidien plc (IE)	1,224
65,900	Medtronic Inc.	2,826

		5,738

HEALTH CARE PROVIDERS & SERVICES—0.7%
33,500	UnitedHealth Group Inc.	1,106
17,900	Universal Health Services Inc. Cl. B	522

		1,628

HOTELS, RESTAURANTS & LEISURE—2.0%
70,000	McDonald’s Corp.	4,370

HOUSEHOLD PRODUCTS—1.5%
52,800	Procter & Gamble Co.	3,250

INDUSTRIAL CONGLOMERATES—3.2%
13,700	3M Co.	1,103
377,200	General Electric Co.	6,065

		7,168

INSURANCE—5.9%
49,900	ACE Ltd.	2,459
25,500	Everest Re Group Ltd.	2,186
160,700	HCC Insurance Holdings Inc.	4,355
119,000	MetLife Inc.	4,203

		13,203

IT SERVICES—1.0%
53,600	Automatic Data Processing Inc.	2,186

LEISURE EQUIPMENT & PRODUCTS—0.4%
49,900	Mattel Inc.	984

MACHINERY—0.5%
21,400	Caterpillar Inc.	1,118

MEDIA—1.4%
97,100	Comcast Corp.	1,537
54,500	Walt Disney Co.	1,611

		3,148

METALS & MINING—0.9%
51,700	Allegheny Technologies Inc.	2,112

MULTI-UTILITIES—2.5%
52,500	Sempra Energy	2,664
57,300	Wisconsin Energy Corp.	2,804

		5,468

COMMON STOCKS—Continued

Shares		Value (000s)

MULTILINE RETAIL—0.5%
30,400	Nordstrom Inc.	$1,050

OIL, GAS & CONSUMABLE FUELS—14.5%
23,900	Apache Corp.	2,361
19,100	Cameco Corp. ADR (CAN)[1]	517
79,700	Chevron Corp.	5,748
1,398,000	CNOOC Ltd.	1,999
63,000	Devon Energy Corp.	4,215
99,600	Exxon Mobil Corp.	6,417
90,300	Marathon Oil Corp.	2,692
27,700	Occidental Petroleum Corp.	2,170
105,900	Total SA (FR)	6,174

		32,293

PHARMACEUTICALS—8.0%
81,600	Abbott Laboratories	4,320
59,100	Johnson & Johnson	3,715
57,200	Merck & Co. Inc.	2,184
209,000	Pfizer Inc.	3,900
64,500	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	3,658

		17,777

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.2%
30,000	Corporate Office Properties Trust	1,071
20,500	Public Storage Inc.	1,623
30,300	Simon Property Group Inc.	2,182

		4,876

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
243,800	Hongkong Land Holdings Ltd. (HK)	1,144

ROAD & RAIL—0.4%
19,500	Norfolk Southern Corp.	918

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
133,200	Intel Corp.	2,584
107,900	Texas Instruments Inc.	2,428

		5,012

SOFTWARE—2.1%
76,400	Microsoft Corp.	2,153
110,600	Oracle Corp.	2,550

		4,703

SPECIALTY RETAIL—1.8%
20,000	Hennes & Mauritz AB (SW)	1,184
63,600	Ross Stores Inc.	2,921

		4,105

TEXTILES, APPAREL & LUXURY GOODS—2.4%
51,400	Nike Inc.	3,277
29,300	V.F Corp.	2,110

		5,387

WIRELESS TELECOMMUNICATION SERVICES—0.5%
23,800	China Mobile Ltd. ADR (HK)[1]	1,117

TOTAL COMMON STOCKS (Cost $208,991)		216,581

PREFERRED STOCKS—0.1%
(Cost $390)
DIVERSIFIED FINANCIAL SERVICES—0.1%
26,000	Bank of America Corp.	392

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.4%
(Cost $5,286)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$5,286	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $5,310)	$5,286

TOTAL INVESTMENTS—99.9% (Cost $214,667)		222,259

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		135

TOTAL NET ASSETS—100.0%		$222,394

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $5,286 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

FR	France.

GER	Germany.

HK	Hong Kong.

IE	Ireland.

IL	Israel.

MEX	Mexico.

SW	Sweden.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.5%)

COMMON STOCKS—98.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.8%
4,400	Goodrich Corp.	$272
2,900	L-3 Communications Holdings Inc.	242
8,600	Teledyne Technologies Inc.*	321

		835

AUTO COMPONENTS—0.6%
6,200	Autoliv Inc.	265

BEVERAGES—1.1%
25,900	Coca-Cola Enterprises Inc.	523

CAPITAL MARKETS—1.8%
14,500	Ameriprise Financial Inc.	555
6,300	State Street Corp.	270

		825

CHEMICALS—4.7%
12,300	Arch Chemicals Inc.	344
9,400	Ashland Inc.	380
8,900	Eastman Chemical Co.	503
9,000	Lubrizol Corp.	663
7,800	Terra Industries Inc.	247

		2,137

COMMERCIAL BANKS—4.1%
17,000	Banco Latinoamericano de Comercio S.A. (PA)	241
6,200	BB&T Corp.	173
8,000	Comerica Inc.	276
18,900	Fifth Third Bancorp.	235
44,200	Huntington Bancshares Inc.	212
18,200	KeyCorp	131
7,100	PNC Financial Services Group Inc.	393
36,000	Regions Financial Corp.	228

		1,889

COMMERCIAL SERVICES & SUPPLIES—1.3%
29,400	R.R. Donnelley & Sons Co.	583

COMMUNICATIONS EQUIPMENT—0.9%
9,800	Harris Corp.	421

COMPUTERS & PERIPHERALS—2.8%
16,100	Lexmark International Inc. Cl. A*	415
23,000	Seagate Technology	385
12,900	Western Digital Corp.*	490

		1,290

CONSUMER FINANCE—0.7%
15,900	AmeriCredit Corp.*	333

CONTAINERS & PACKAGING—1.2%
7,100	Owens-Illinois Inc.*	193
7,800	Rock Tenn Co. Cl. A	333

		526

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
8,500	CenturyTel Inc.	289

ELECTRIC UTILITIES—2.3%
11,700	American Electric Power Company Inc.	406
17,600	Pepco Holdings Inc.	289
10,000	Pinnacle West Capital Corp.	358

		1,053

ELECTRICAL EQUIPMENT—1.2%
5,800	A. O. Smith Corp.	247
8,800	Thomas & Bettes Corp.	297

		544

11

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
17,400	Benchmark Electronics Inc.*	$317
22,600	Ingram Micro Inc.*	382
11,300	Technitrol Inc.	50
23,300	Vishay Intertechnology Inc.*	176

		925

ENERGY EQUIPMENT & SERVICES—2.2%
4,900	Diamond Offshore Drilling Inc.	448
11,700	Tidewater Inc.	548

		996

FOOD & STAPLES RETAILING—2.0%
27,500	Safeway Inc.	617
21,600	Supervalu Inc.	318

		935

FOOD PRODUCTS—4.8%
21,600	Archer Daniels Midland Co.	647
4,000	Bunge Ltd. (BM)	235
23,700	ConAgra Foods Inc.	539
28,600	Del Monte Foods Co.	326
10,200	Fresh Del Monte Produce Inc. (CYM)*	208
17,900	Sara Lee Corp.	217

		2,172

GAS UTILITIES—0.4%
5,800	AGL Resources Inc.	205

HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
16,100	Kinetic Concepts Inc.	665

HEALTH CARE PROVIDERS & SERVICES—3.9%
24,600	AmerisourceBergen Corp.	671
6,900	Cigna Corp.	233
16,000	Coventry Health Care Inc.*	366
19,300	Kindred Healthcare Inc.*	326
6,600	Universal Health Services Inc. Cl. B	192

		1,788

HOTELS, RESTAURANTS & LEISURE—1.1%
15,300	Brinker International Inc.	250
38,700	Ruby Tuesday Inc.	267

		517

HOUSEHOLD DURABLES—2.6%
15,500	American Greetings Corp. Cl. A	286
15,900	Newell Rubbermaid Inc.	216
9,100	Whirlpool Corp.	684

		1,186

HOUSEHOLD PRODUCTS—0.4%
5,775	Blyth Inc.	162

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.1%
17,700	AES Corp.	224
19,400	Mirant Corp.	273

		497

INDUSTRIAL CONGLOMERATES—1.7%
121	Seaboard Corp.	149
17,400	Tyco International Ltd.	616

		765

INSURANCE—12.5%
7,400	Aflac Inc.	358
4,900	Allied World Assurance Company Holdings Ltd.	219
15,300	Allstate Corp.	458

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—Continued
30,500	American Equity Investment Life Holding Company	$224
16,600	American Financial Group, Inc.	412
21,800	Aspen Insurance Holdings Ltd. (BM)	581
10,500	Chubb Corp.	525
13,700	Cincinnati Financial Corp.	362
7,500	Endurance Specialty Holdings Ltd. (BM)	270
5,700	Everest Re Group Ltd.	489
17,300	Horace Mann Educators Corp.	207
12,400	Lincoln National Corp.	305
4,900	PartnerRE Ltd. (BM)	366
5,600	Protective Life Corp.	94
5,800	StanCorp Financial Group Inc.	249
9,500	Validus Holdings Ltd. (BM)	252
1,000	White Mountain Insurance Group Ltd.	320

		5,691

IT SERVICES—2.5%
15,500	Computer Sciences Corp.*	795
31,500	Convergys Corp.*	337

		1,132

LEISURE EQUIPMENT & PRODUCTS—1.7%
8,300	Hasbro Inc.	254
11,700	Polaris Industries Inc.	517

		771

MACHINERY—1.7%
9,500	Crane Co.	290
16,500	EnPro Industries Inc.*	402
3,400	Mueller Industries Inc.	83

		775

MEDIA—2.0%
14,400	Dish Network Corp.	263
18,000	Gannett Inc.	291
48,300	Journal Communications Inc. Cl. A	170
4,800	Time Warner Inc.	209

		933

MULTI-UTILITIES—7.3%
12,400	Alliant Energy Corp.	387
15,200	CenterPoint Energy Inc.	212
45,800	CMS Energy Corp.	695
10,500	DTE Energy Co.	442
20,700	NiSource Inc.	295
12,900	NorthWestern Corp.	315
9,100	Public Service Enterprise Group	278
7,700	Scana Corporation	274
4,700	Sempra Energy	239
9,300	Xcel Energy Inc.	193

		3,330

MULTILINE RETAIL—0.8%
9,900	Family Dollar Stores Inc.	306
3,000	J.C. Penney Co. Inc.	74

		380

OFFICE ELECTRONICS—1.4%
71,500	Xerox Corp.	623

OIL, GAS & CONSUMABLE FUELS—5.1%
14,500	Berry Petroleum Co.	393
7,600	Holly Corporation	198
10,300	Overseas Shipholding Group Inc.	459
15,000	Southern Union Corp.	330
15,900	Sunoco Inc.	399

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
18,300	Tesoro Petroleum Corp.	$229
39,200	USEC Inc.	157
9,000	Valero Energy Corp.	166

		2,331

PHARMACEUTICALS—3.9%
16,300	Endo Pharmaceuticals Holdings Inc.	328
17,800	Forest Laboratories Inc.*	528
50,000	King Pharmaceuticals Inc.*	600
18,800	Mylan Inc.*	343

		1,799

REAL ESTATE INVESTMENT TRUSTS (REITs)—4.1%
28,300	Annaly Capital Management Inc.	492
18,000	Hospitality Properties Trust	398
87,800	HRPT Properties Trust	586
38,800	Medical Properties Trust Inc.	388

		1,864

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
39,200	Micron Technology Inc.*	342

SPECIALTY RETAIL—4.0%
8,800	Barnes & Noble Inc.	154
23,500	Cabelas Inc.	379
27,700	Gap Inc.	528
20,500	Radioshack Corp.	400
27,100	Stage Stores Inc.	350

		1,811

TEXTILES, APPAREL & LUXURY GOODS—0.4%
12,900	Jones Apparel Group Inc.	186

COMMON STOCKS—Continued

Shares		Value (000s)

THRIFTS & MORTGAGE FINANCE—0.4%
12,100	Hudson City Bancorp Inc.	$161

TOBACCO—0.5%
5,300	Universal Corp.	241

WIRELESS TELECOMMUNICATION SERVICES—0.7%
10,100	NII Holdings Inc. Cl. B*	331

TOTAL COMMON STOCKS (Cost $50,525)		45,027

SHORT-TERM INVESTMENTS—1.8%
(Cost $839)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$839	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $859)	839

TOTAL INVESTMENTS—100.3% (Cost $51,364)		45,866

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(151)

TOTAL NET ASSETS—100.0%		$45,715

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $839 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

CYM	Cayman Islands.

PA	Panama.

The accompanying notes are an integral part of the Portfolio of Investments.

13

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.1%)

COMMON STOCKS—96.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.6%
439,200	AAR Corp.*	$10,176
899,400	Hexcel Corp.*	9,894
330,098	Moog Inc. Cl. A*	9,962
233,200	Teledyne Technologies Inc.*	8,689

		38,721

CAPITAL MARKETS—6.8%
504,573	Eaton Vance Corp.	14,536
608,800	Jefferies Group Inc.*	15,549
645,468	Raymond James Financial Inc.	16,337

		46,422

CHEMICALS—4.6%
151,447	Ashland Inc.	6,120
318,300	Scotts Miracle-Gro Corp.	12,637
484,900	Valspar Corp.	12,840

		31,597

COMMERCIAL BANKS—2.7%
447,909	Trustmark Corp.	10,213
336,800	United Bankshares Inc.	8,386

		18,599

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—1.8%
1,208,319	Arris Group Inc.*	$12,131

CONSTRUCTION & ENGINEERING—3.2%
233,800	Granite Construction Inc.	7,220
332,200	URS Corp.*	14,909

		22,129

CONSUMER FINANCE—2.6%
317,162	Cash America International Inc.	11,922
134,000	Student Loan Corp.	6,070

		17,992

ELECTRONIC EQUIPMENT & INSTRUMENTS—6.7%
472,202	Checkpoint Systems Inc.*	7,574
811,836	FLIR Systems Inc.*	24,014
228,011	Itron Inc.*	14,032

		45,620

ENERGY EQUIPMENT & SERVICES—2.2%
130,200	Core Laboratories (NET)	15,227

GAS UTILITIES—4.6%
293,400	Oneok Inc.	12,378
235,463	South Jersey Industries Inc.	9,025
323,500	WGL Holdings Inc.	10,265

		31,668

HEALTH CARE PROVIDERS & SERVICES—6.9%
220,403	Amedisys Inc.*	12,111
425,900	Amerigroup Corp.*	10,839
499,962	Healthways Inc.*	8,530
274,292	Mednax Inc.*	15,596

		47,076

HOTELS, RESTAURANTS & LEISURE—3.0%
391,898	Brinker International Inc.	6,396
428,200	Life Time Fitness Inc.*	10,255
496,891	Sonic Corp.*	4,189

		20,840

HOUSEHOLD DURABLES—0.9%
263,300	Meritage Homes Corp.*	5,895

INSURANCE—6.9%
435,597	Delphi Financial Group Inc.	8,821
638,900	Protective Life Corp.	10,765
348,900	Reinsurance Group of America	16,998
350,100	State Auto Financial Corp.	5,500
325,833	United Fire & Casualty Co.	5,481

		47,565

INTERNET SOFTWARE & SERVICES—1.5%
421,889	Digital River Inc.*	10,602

IT SERVICES—4.0%
421,400	Global Payments Inc.	18,752
494,800	SRA International Inc.*	8,521

		27,273

LIFE SCIENCES TOOLS & SERVICES—4.2%
247,700	Covance Inc.*	14,394
606,486	Pharmaceutical Product Development Inc.	14,167

		28,561

MACHINERY—10.5%
510,400	Bucyrus International Inc. Cl. A	26,735
369,800	Harsco Corp.	11,005

14

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—Continued
265,300	Snap-on Inc.	$10,846
490,100	Timken Co.	10,983
311,300	Toro Company	12,125

		71,694

OIL, GAS & CONSUMABLE FUELS—6.8%
581,600	Cabot Oil & Gas Corp.	22,258
416,600	St. Mary Land & Exploration Co.	13,348
432,800	Swift Energy Co.*	10,846

		46,452

PROFESSIONAL SERVICES—0.7%
228,038	School Specialty Inc.*	5,037

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.4%
469,886	First Potomac Realty	6,391
1,035,280	Medical Properties Trust Inc.	10,363

		16,754

SPECIALTY RETAIL—1.5%
369,200	Aaron’s Inc.	10,286

TEXTILES, APPAREL & LUXURY GOODS–2.1%
361,500	Phillips-Van Heusen Corp.	14,203

THRIFTS & MORTGAGE FINANCE–1.8%
911,450	Astoria Financial Corp.	12,031

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS–1.3%
181,684	Watsco Inc.	$8,714

WIRELESS TELECOMMUNICATION SERVICES–1.6%
327,500	SBA Communications Corp.*	10,838

TOTAL COMMON STOCKS (Cost $580,969)		663,927

SHORT-TERM INVESTMENTS—0.6%
(Cost $3,936)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$3,936	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $4,015)	3,936

TOTAL INVESTMENTS–97.5% (Cost $584,905)		667,863

CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		17,227

TOTAL NET ASSETS—100.0%		$685,090

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $3,936 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

NET	Netherlands.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 13.2%)

COMMON STOCKS—78.0%

Shares		Value (000s)

AUTO COMPONENTS—4.9%
46,525	American Axle & Manufacturing Holdings Inc.	$435
3,221	Autoliv Inc.	138
4,800	Lear Corp.	330

		903

BIOTECHNOLOGY—1.7%
69,600	QLT Inc.	317

BUILDING PRODUCTS—2.4%
22,175	American Woodmark Corp.	447

COMMERCIAL BANKS—16.3%
29,640	Associated Banc Corp.	377
7,405	City National Corp.	366
10,973	Comerica Inc.	379
40,450	Fulton Financial Corp.	374
56,964	KeyCorp	409
52,705	Marshall & Ilsley Corp.	364
1,298	PNC Financial Services Group Inc.	72
77,050	Popular Inc.	165
54,170	Regions Financial Corp.	344
5,760	Suntrust Bank Inc.	140

		2,990

COMMERCIAL SERVICES & SUPPLIES—5.6%
61,395	Bowne & Co. Inc.	403
28,666	Deluxe Corp.	533

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
4,992	Viad Corp.	$99

		1,035

COMPUTERS & PERIPHERALS—1.7%
104,079	Adaptec Inc.*	316

CONSUMER FINANCE—1.8%
23,413	Discover Financial Services	320

ENERGY EQUIPMENT & SERVICES—1.6%
16,790	Gulf Island Fabrication Inc.	293

FOOD PRODUCTS—4.3%
37,542	Del Monte Foods Co.	427
23,363	Smithfield Foods Inc.*	352

		779

HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
11,396	Cooper Companies Inc.	403

HOTELS, RESTAURANTS & LEISURE—0.6%
4,350	Royal Caribbean Cruises Ltd.	113

HOUSEHOLD DURABLES—8.4%
2,465	Black & Decker Corp.	159
19,144	CSS Industries Inc.	332
13,261	Jarden Corp.	404
29,695	M/I Homes Inc.*	307
92,253	Standard Pacific Corp.*	335

		1,537

INSURANCE—10.4%
35,315	Assured Guaranty Ltd. (BM)	800
35,329	MBIA Inc.*	174
34,580	Old Republic International Corp.	366
23,915	Stewart Information Services Corp.	245
19,225	XL Capital Ltd. (CYM)	323

		1,908

LEISURE EQUIPMENT & PRODUCTS—2.1%
35,047	Jakks Pacific Inc.*	386

MACHINERY—2.6%
42,517	Blount International Inc.*	474

MARINE—2.2%
12,614	Alexander & Baldwin Inc.	403

MEDIA—1.9%
32,200	Harte Hanks Inc.	340

ROAD & RAIL—2.0%
15,884	Arkansas Best Corp.	358

SPECIALTY RETAIL—2.2%
45,570	MarineMax Inc.*	412

TEXTILES, APPAREL & LUXURY GOODS—1.4%
28,964	K-Swiss Inc.	263

THRIFTS & MORTGAGE FINANCE—1.7%
17,040	Washington Federal Inc.	318

TOTAL COMMON STOCKS (Cost $13,220)		14,315

16

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—Continued

OTHER INVESTMENT COMPANIES—8.8%

Shares		Value (000s)

DIVERSIFIED FINANCIAL SERVICES—8.8%
13,200	iShares Russell 2000 Index	$795
14,500	iShares Russell 2000 Value Index	818

TOTAL OTHER INVESTMENT COMPANIES (Cost $1,621)		1,613

SHORT-TERM INVESTMENTS—7.8%
(Cost $1,423)

Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,423	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,452)	1,423

TOTAL INVESTMENTS—94.6% (Cost $16,264)		17,351

CASH AND OTHER ASSETS, LESS LIABILITIES—5.4%		996

TOTAL NET ASSETS—100.0%		$18,347

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,423 are classified as Level 2. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

CYM	Cayman Islands.

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2010

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Company Value Fund (formerly, Harbor SMID Value Fund); (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trustees Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fair Value Measurements and Disclosures

In September 2006, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

ASC 820 also provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. ASC 820 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of ASC 820 had no impact on the Funds’ net assets or results of operations.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of January 31, 2010.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. There is minimal counterparty risk with foreign currency spot contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign currency contracts, guarantees the foreign currency spot contracts against default.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2010 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund*	$7,204,111	$1,519,753	$(126,328)	$1,393,425
Harbor Mid Cap Growth Fund*	449,606	76,295	(12,222)	64,073
Harbor Small Cap Growth Fund*	338,706	77,622	(27,657)	49,965
VALUE FUNDS
Harbor Large Cap Value Fund*	$214,667	$14,640	$(7,048)	$7,592
Harbor Mid Cap Value Fund*	51,364	5,360	(10,858)	(5,498)
Harbor Small Cap Value Fund*	584,905	156,674	(73,716)	82,958
Harbor Small Company Value Fund*	16,264	1,816	(729)	1,087

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

21

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111

03/2010	FD.NQ.EF.0110

Quarterly Schedule of Portfolio Holdings

January 31, 2010

International & Global Funds

International Equity Funds

Harbor International Fund

Harbor International Growth Fund

Global Equity Funds

Harbor Global Value Fund

Harbor Global Growth Fund

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 5.2%)

COMMON STOCKS—87.3%

Shares		Value (000s)

AUTO COMPONENTS—1.2%
4,008,297	Compagnie Generale des Etablissements Michelin (FR)	$310,394

AUTOMOBILES—1.5%
11,063,300	Honda Motor Co Ltd. (JP)	374,925

BEVERAGES—5.1%
9,384,129	Anheuser-Busch InBev NV (BEL)	468,287
23,919,897	Diageo plc (UK)	402,049
5,148,623	Pernod Ricard SA (FR)	414,143

		1,284,479

BUILDING PRODUCTS—1.8%
9,374,183	Cie de Saint-Gobain (FR)	447,809

CAPITAL MARKETS—1.3%
25,115,745	UBS AG (SWS)*	327,559

CHEMICALS—3.7%
4,871,472	Linde AG (GER)	534,293
1,573,523	Syngenta AG (SWS)	402,677

		936,970

COMMERCIAL BANKS—9.9%
8,168,855	BNP Paribas (FR)	583,558
43,613,000	DBS Group Holdings Ltd. (SGP)	439,411
6,353,875	Erste Bank der oesterreichischen Sparkassen AG (AUT)	239,860
27,885,275	Itau Unibanco Holding SA ADR (BR)[1]	534,282

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—Continued
19,480,930	Standard Chartered plc (UK)	$448,718
19,868,127	United Overseas Bank Ltd. (SGP)	254,675

		2,500,504

COMMUNICATIONS EQUIPMENT—1.2%
30,873,256	Telefonaktiebolaget LM Ericsson (SW)	299,190

CONSTRUCTION MATERIALS—1.6%
6,096,327	Holcim Ltd. (SWS)	417,451

DIVERSIFIED FINANCIAL SERVICES—1.3%
19,164,905	Investor Ab (SW)	337,372

DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
14,358,033	Telefonica SA (SP)	343,954

ELECTRICAL EQUIPMENT—3.9%
33,281,022	ABB Ltd. (SWS)	602,514
3,719,002	Schneider Electric SA (FR)	383,669

		986,183

FOOD PRODUCTS—3.1%
4,263,902	Groupe Danone (FR)	243,822
11,361,100	Nestle SA (SWS)	538,536

		782,358

HOTELS, RESTAURANTS & LEISURE—2.2%
5,899,087	Accor SA (FR)	297,611
132,000,000	Genting Bhd (MAL)	271,285

		568,896

INDUSTRIAL CONGLOMERATES—2.4%
50,857,000	Keppel Corp. (SGP)	300,491
127,539,047	Sime Darby Berhad. (MAL)	317,549

		618,040

INSURANCE—4.2%
2,532,422	Allianz SE (GER)	280,404
21,819,968	AXA SA (FR)	449,290
63,822,000	China Life Insurance Co. Ltd. (CHN)	281,864
12,108,200	China Pacific Insurance Ltd. (CHN)*	45,071

		1,056,629

IT SERVICES—0.3%
5,933,259	Redecard SA (BR)	82,940

MACHINERY—5.1%
42,772,331	Atlas Copco AB (SW)	579,876
4,614,700	Fanuc Ltd. (JP)	441,567
24,342,000	Sandvik AB (SW)	264,503

		1,285,946

MARINE—1.2%
38,205	A.P. Moller Maersk A/S Series B (DEN)	298,151

MEDIA—0.9%
8,523,802	JC Decaux SA (FR)*	219,151

METALS & MINING—6.7%
7,680,197	Anglo American plc (UK)*	281,794
8,825,108	Anglo American plc ADR (UK)*[1]	160,176
6,265,609	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	223,620
17,329,505	BHP Billiton (AUS)	508,366
32,017,936	Xstrata plc (UK)	519,534

		1,693,490

MULTI-UTILITIES—1.5%
11,787,835	Veolia Environnement SA (FR)	387,032

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—11.2%
19,698,829	BG Group plc (UK)	$362,139
38,600,588	BP plc (UK)	360,145
11,434,183	Cameco Corp. ADR (CAN)[1]	309,523
363,136,000	China Petroleum & Chemical Corp. (CHN)	282,506
14,422,607	Eni SpA (IT)	335,200
220,764,000	Petro China Co. Ltd. (CHN)	246,555
4,142,440	Royal Dutch Shell plc (NET)	115,027
2,377,600	Royal Dutch Shell plc ADR (NET)[1]	131,695
1,373,231	Sasol Ltd. (S. AFR)	50,883
13,584,779	Statoil ASA (NOR)	304,863
5,836,604	Total SA (FR)	337,317

		2,835,853

PAPER & FOREST PRODUCTS—0.5%
7,260,666	Fibria Celulose SA ADR (BR)[1]	132,725

PERSONAL PRODUCTS—0.9%
2,248,769	L’Oreal SA (FR)	237,109

PHARMACEUTICALS—4.3%
8,754,834	Novo Nordisk A/S (DEN)	592,355
2,939,593	Roche Holding Ltd. (SWS)	493,179

		1,085,534

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
33,768,000	Cheung Kong Holdings Ltd. (HK)	397,331

TEXTILES, APPAREL & LUXURY GOODS—1.5%
11,177,615	Compagnie Financiere Richemont SA (SWS)	378,596
10,835,055	Nova America SA (BR)*	—	[z]

		378,596

TOBACCO—4.9%
12,730,172	British American Tobacco plc (UK)	420,794
11,161,836	Imperial Tobacco Group plc (UK)	359,945
126,437	Japan Tobacco Inc. (JP)	456,266

		1,237,005

WIRELESS TELECOMMUNICATION SERVICES—0.9%
24,893,000	China Mobile Ltd. (HK)	234,021

TOTAL COMMON STOCKS (Cost $17,486,437)		22,097,597

PREFERRED STOCKS—7.5%
COMMERCIAL BANKS—2.3%
34,468,390	Banco Bradesco SA (BR)	572,888

METALS & MINING—1.7%
18,968,000	Vale SA (BR)	424,038

OIL, GAS & CONSUMABLE FUELS—3.2%
45,118,200	Petroleo Brasileiro SA (BR)	817,872

PREFERRED STOCKS—Continued

Shares		Value (000s)

PAPER & FOREST PRODUCTS—0.3%
7,636,700	Suzano Papel e Celulose SA (BR)	$82,282

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[z]

TOTAL PREFERRED STOCKS (Cost $414,042)		1,897,080

SHORT-TERM INVESTMENTS—5.8%
Principal Amount (000s)
COMMERCIAL PAPER
	Chevron Corp.
$24,839	0.060%—02/08/2010	24,839
100,000	0.070%—02/06/2010	100,000
40,000	0.080%—02/11/2010	40,000
88,000	0.090%—02/16/2010	88,000
86,479	0.100%—02/23/2010	86,479

		339,318

	General Electric Co.
36,479	0.060%—02/08/2010	36,479
216,024	0.120%—02/09/2010	216,024
88,024	0.130%—02/12/2010	88,024

		340,527

	HSBC Finance Corp.
40,818	0.060%—02/03/2010	40,818
43,117	0.070%—02/01/2010	43,117
69,348	0.120%—02/01/2010	69,348
166,105	0.130%—02/12/2010	166,105
43,117	0.140%—02/22/2010	43,117
46,982	0.150%—02/19/2010	46,982

		409,487

	Toyota Motor Credit
295,258	0.080%—02/02/2010-02/11/2010	295,258
91,103	0.090%—02/17/2010-02/18/2010	91,103

		386,361

TOTAL SHORT-TERM INVESTMENTS (Cost $1,475,693)		1,475,693

TOTAL INVESTMENTS—100.6% (Cost $19,376,172)		25,470,370

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(140,206)

TOTAL NET ASSETS—100.0%		$25,330,164

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$223,619	$50,883	$—	$274,502
Europe	670,466	15,241,273	—	15,911,739
Latin America	749,947	—	—	749,947
North America	309,523	—	—	309,523
Pacific Basin	—	4,851,886	—	4,851,886
Preferred Stocks
Latin America	1,897,080	—	—	1,897,080
Short-Term Investments
Commercial Paper	—	1,475,693	—	1,475,693

Total	$3,850,635	$21,619,735	$—	$25,470,370

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

z	Fair valued by Harbor Funds’ Valuation Committee.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.7%)

COMMON STOCKS—95.8%

Shares		Value (000s)

AUTOMOBILES—5.7%
954,145	Daimler AG—(GER)	$43,895
1,029,836	Fiat SpA (IT)	12,906
610,700	Honda Motor Co. Ltd. (JP)	20,696

		77,497

BEVERAGES—5.7%
905,673	Anheuser-Busch InBev NV (BEL)	45,195
348,161	Heineken NV (NET)	17,178
167,298	Pernod Ricard SA (FR)	13,457

		75,830

BIOTECHNOLOGY—2.0%
128,557	Actelion Ltd. (SWS)*	6,802
728,237	CSL Ltd. (AUS)	20,016

		26,818

BUILDING PRODUCTS—0.5%
187,877	Daikin Industries Ltd. (JP)	6,981

CAPITAL MARKETS—4.6%
961,896	Credit Suisse Group (SWS)	41,609
2,788,000	Daiwa Securities Group Inc. (JP)	13,942
208,542	Julius Baer Group Ltd. (SWS)	6,932

		62,483

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—7.3%
357,528	Akzo Nobel NV (NET)	$21,282
825,423	Basf SE (GER)	46,958
75,376	Novozymes AS (DEN)	7,719
91,488	Syngenta AG (SWS)	23,413

		99,372

COMMERCIAL BANKS—9.4%
886,643	Banco Bilbao Vizcaya Argentaria SA (SP)	13,516
187,778	BNP Paribas (FR)	13,414
4,453,210	HSBC Holdings plc (UK)	47,674
609,289	ICICI Bank Ltd. ADR (IND)[1]	21,496
8,409,300	Mizuho Financial Group Inc. (JP)	16,229
608,646	Standard Chartered plc (UK)	14,019

		126,348

COMMUNICATIONS EQUIPMENT—1.5%
321,304	Research In Motion Ltd. (CAN)*	20,229

CONSTRUCTION MATERIALS—0.5%
723,894	Cemex SAB de CV ADR (MEX)	6,653

DISTRIBUTORS—0.7%
2,052,000	China Resources Enterprise Ltd. (HK)	6,764
635,000	Li & Fung Ltd. (HK)	2,912

		9,676

DIVERSIFIED TELECOMMUNICATION SERVICES—3.5%
1,974,306	Telefonica SA (SP)	47,296

ELECTRICAL EQUIPMENT—4.5%
815,671	ABB Ltd. (SWS)	14,767
315,241	Alstom SA (FR)	21,049
240,123	Schneider Electric SA (FR)	24,772

		60,588

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
3,126,245	Hon Hai Precision Industry Co. Ltd. (TWN)	13,027

ENERGY EQUIPMENT & SERVICES—3.3%
523,582	Transocean Ltd. (SWS)	44,368

FOOD & STAPLES RETAILING—3.6%
458,100	Familymart Company (JP)	14,487
386,473	METRO AG (GER)	21,177
2,006,491	Tesco plc (UK)	13,580

		49,244

FOOD PRODUCTS—2.1%
1,592,800	JBS SA (BRA)	7,892
422,762	Nestle SA (SWS)	20,040

		27,932

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
329,900	Covidien plc. (IE)	16,680

HOTELS, RESTAURANTS & LEISURE—2.7%
267,128	Accor SA (FR)	13,477
1,979,053	Compass Group plc (UK)	13,473
311,676	Ctrip.com International Ltd. ADR (CHN)[1]	9,752

		36,702

HOUSEHOLD DURABLES—4.7%
1,701,308	Cyrela Brazil Realty (BR)	19,531
1,365,513	Gafisa SA (BR)	17,654
1,002,300	Panasonic Corp. (JP)	15,660
1,395,080	PDG Realty SA Empreendimentos e Participacoes (BR)	11,109

		63,954

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOUSEHOLD PRODUCTS—1.0%
272,733	Reckitt Benckiser Group plc (UK)	$14,138

INTERNET SOFTWARE & SERVICES—1.0%
16,856	Baidu Inc. ADR (CHN)*[1]	6,940
364,600	Tencent Holding Ltd. (HK)	6,754

		13,694

LIFE SCIENCES TOOLS & SERVICES—1.1%
201,759	Lonza Group AG (SWS)	14,348

MEDIA—0.8%
249,480	Publicis Groupe SA (FR)	10,263

METALS & MINING—2.4%
416,043	ThyssenKrupp AG (GER)	13,153
750,393	Vale SA ADR (BR)[1]	19,353

		32,506

OFFICE ELECTRONICS—1.0%
342,900	Canon Inc. (JP)	13,403

OIL, GAS & CONSUMABLE FUELS—3.6%
9,085,300	CNOOC Ltd. (HK)	12,808
2,086,300	OGX Petroleo e Gas Participacoes SA (BR)	18,594
386,534	Reliance Industries Ltd. GDR (IND)[2]	17,587

		48,989

PHARMACEUTICALS—5.7%
379,082	Novartis AG (SWS)	20,287
398,773	Novo Nordisk A/S (DEN)	26,981
528,596	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	29,982

		77,250

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.0%
8,303,000	CapitaLand Ltd. (SGP)	22,573
1,142,000	Cheung Kong Holdings Ltd. (HK)	13,437
2,079,000	Hang Lung Properties Ltd. (HK)	7,176

		43,186

ROAD & RAIL—1.0%
263,010	Canadian National Railway Co. (CAN)	13,132

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
3,237,986	Infineon Technologies Ltd. (GER)	17,868
410,300	Sumco Corporation (JP)	7,061

		24,929

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—3.5%
613,341	Autonomy Corp. plc (UK)*	$15,194
294,992	Longtop Financial Technologies Ltd ADR (CYM)[1]	10,224
78,000	Nintendo Co. Ltd. (JP)	21,747

		47,165

SPECIALTY RETAIL—2.0%
420,485	Inditex SA (SP)	26,468

TEXTILES, APPAREL & LUXURY GOODS—0.8%
211,904	Adidas AG (GER)	10,801

TRADING COMPANIES & DISTRIBUTORS—2.6%
5,008,000	Marubeni Corp. (JP)	29,083
3,199,000	Noble Group (HK)	6,501

		35,584

TOTAL COMMON STOCKS (Cost $1,180,746)		1,297,534

PREFERRED STOCKS—0.5%
(Cost $7,075)
HEALTH CARE PROVIDERS & SERVICES—0.5%
98,486	Fresenius AG (GER)	6,706

SHORT-TERM INVESTMENTS—4.5%
(Cost $61,335)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$61,335	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by U.S. Treasury Notes (market value $62,563)	61,335

TOTAL INVESTMENTS—100.8% (Cost $1,249,156)		1,365,575

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(11,300)

TOTAL NET ASSETS—100.0%		$1,354,275

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$67,982	$728,167	$—	$796,149
Latin America	94,133	—	—	94,133
Middle East/Central Asia	47,568	21,496	—	69,064
North America	40,014	—	—	40,014
Pacific Basin	33,672	264,502	—	298,174
Preferred Stock
Europe	—	6,706	—	6,706

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreement	$—	$61,335	$—	$61,335

Total	$283,369	$1,082,206	$—	$1,365,575

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 1.9%)

COMMON STOCKS—98.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—8.4%
27,650	Boeing Co. (US)	$1,676
39,825	European Aeronautic Defense and Space Co. (NET)	778
65,509	Finmeccanica SpA (IT)	908
22,850	Northrop Grumman Corp. (US)	1,293

		4,655

AUTO COMPONENTS—2.0%
19,800	Magna International Inc. Cl. A (CAN)	1,090

CAPITAL MARKETS—3.1%
10,150	State Street Corp. (US)	435
100,290	UBS AG (SWS)*	1,308

		1,743

CHEMICALS—3.3%
18,600	Akzo Nobel NV (NET)	1,107
67,975	Clariant Ltd. (SWS)	746

		1,853

COMMERCIAL BANKS—10.5%
142,200	Barclays plc (UK)	608
40,849	Credit Agricole SA (FR)	640
27,200	DnB NOR ASA (NOR)	307
106,607	HSBC Holdings plc (UK)	1,141
133,000	Mitsubishi UFJ Financial Group Inc. (JP)	685
88,925	Natixis (FR)	410
15,605	PNC Financial Services Group Inc. (US)	865
920,527	Royal Bank of Scotland Group plc (UK)	468
21,600	Sumitomo Mitsui Financial Group Inc. (JP)	697

		5,821

COMMUNICATIONS EQUIPMENT—4.2%
261,226	Alcatel-Lucent (FR)	880
64,750	Motorola Inc. (US)	398
77,575	Nokia OYJ (FIN)	1,065

		2,343

CONSUMER FINANCE—1.3%
19,250	Capital One Financial Corp. (US)	710

COMMON STOCKS—Continued

Shares		Value (000s)

DIVERSIFIED FINANCIAL SERVICES—5.9%
71,725	Bank of America Corp. (US)	$1,089
337,323	Citigroup Inc. (US)	1,120
111,114	ING Groep NV (NET)	1,040

		3,249

DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
63,000	Telenor ASA (NOR)	819

ELECTRIC UTILITIES—1.5%
25,450	Edison International (US)	848

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.8%
3,700	Omron Corp. (JP)	73
58,750	Tyco Electronics Ltd. (SWS)	1,462

		1,535

ENERGY EQUIPMENT & SERVICES—2.1%
57,100	BJ Services Co. (US)	1,180

FOOD PRODUCTS—1.5%
31,025	Kraft Foods Inc. (US)	858

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
17,275	Zimmer Holdings Inc. (US)*	973

HEALTH CARE PROVIDERS & SERVICES—3.2%
39,125	Aetna Inc. (US)	1,173
18,975	Cardinal Health Inc. (US)	627

		1,800

HOUSEHOLD DURABLES—1.0%
7,100	Whirlpool Corp. (US)	534

HOUSEHOLD PRODUCTS—0.5%
5,892	Henkel AG & Co. Kgaa (GER)	257

INDUSTRIAL CONGLOMERATES—3.2%
58,600	Koninklijke Philips Electronics NV (NET)	1,770

INSURANCE—4.9%
55,299	Aegon NV (NET)	331
38,750	Allstate Corp. (US)	1,160
120,875	Aviva plc (UK)	740
8,900	Renaissance Holdings Ltd. (BM)	482

		2,713

IT SERVICES—2.4%
30,300	Cap Gemini (FR)	1,345

MACHINERY—1.1%
31,200	THK Co. Ltd. (JP)	616

MEDIA—7.6%
113,550	Aegis Group plc. (UK)	216
21,600	LaGardere SCA. (FR)	837
35,150	Omnicom Group Inc. (US)	1,241
16,300	Publicis Groupe SA (FR)	671
48,674	Vivendi SA (FR)	1,265

		4,230

MULTI-UTILITIES—1.4%
15,525	Sempra Energy (US)	788

MULTILINE RETAIL—2.1%
46,750	J.C. Penney Co. Inc. (US)	1,161

OIL, GAS & CONSUMABLE FUELS—7.8%
121,400	BP plc (UK)	1,133
21,375	Exxon Mobil Corp. (US)	1,377

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
55,800	Gazprom OAO ADR (RUS)[1]	$1,353
25,825	Valero Energy Corp. (US)	476

		4,339

PERSONAL PRODUCTS—1.5%
27,488	Avon Products, Inc. (US)	828

PHARMACEUTICALS—1.1%
9,350	Johnson & Johnson (US)	588

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
4,500	Tokyo Electron Ltd. (JP)	273

SOFTWARE—3.6%
53,225	CA Inc. (US)	1,173
28,775	Microsoft Corp. (US)	811

		1,984

SPECIALTY RETAIL—1.5%
38,100	Lowe’s Cos. Inc. (US)	825

TRADING COMPANIES & DISTRIBUTORS—3.3%
54,600	Bunzl plc (UK)	543
88,425	Travis Perkins plc (UK)	1,033
11,750	Wolseley plc (UK)	258

		1,834

COMMON STOCKS—Continued

Shares		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—1.5%
392,550	Vodafone Group plc (UK)	$839

TOTAL COMMON STOCKS (Cost $61,226)		54,401

SHORT-TERM INVESTMENTS—2.0%
(Cost $1,094)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,094	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,120)	1,094

TOTAL INVESTMENTS—100.1% (Cost $62,320)		55,495

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(32)

TOTAL NET ASSETS—100.0%		$55,463

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,815	$23,463	$—	$26,278
North America	1,090	24,206	—	25,296
Pacific Basin	482	2,345	—	2,827
Short-Term Investments
Repurchase Agreements	—	1,094	—	1,094

Total	$4,387	$51,108	$—	$55,495

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 7.1%)

COMMON STOCKS—92.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.4%
1,053	Precision Castparts Corp. (US)	$111

BEVERAGES—3.4%
5,237	Anheuser-Busch InBev NV (BEL)	261

BIOTECHNOLOGY—3.9%
1,784	Celgene Corp. (US)*	101
4,068	Gilead Sciences Inc. (US)*	197

		298

CAPITAL MARKETS—1.2%
607	Goldman Sachs Group Inc. (US)	90

CHEMICALS—2.4%
688	Novozymes AS (DEN)	71
1,506	Praxair Inc. (US)	113

		184

COMMERCIAL BANKS—14.6%
4,831	First Midwest Bancorp Inc. (US)	64
22,677	HSBC Holdings plc (UK)	243
3,062	ICICI Bank Ltd. ADR (IND)[1]	108
2,938	PNC Financial Services Group Inc. (US)	163
5,750	Standard Chartered PLC (UK)	133
14,441	Wells Fargo & Co. (US)	410

		1,121

COMMERCIAL SERVICES & SUPPLIES—0.6%
2,301	Ritchie Bros Auctioneers Inc. (CAN)	48

COMMUNICATIONS EQUIPMENT—1.6%
1,974	Research In Motion Ltd. (CAN)*	124

COMPUTERS & PERIPHERALS—3.0%
1,011	Apple Inc. (US)*	194
1,747	Compellent Technologies Inc. (US)	35

		229

CONSTRUCTION & ENGINEERING—0.3%
860	Aecom Technology Corp. (US)*	23

COMMON STOCKS—Continued

Shares		Value (000s)

DISTRIBUTORS—1.8%
30,000	Li & Fung Ltd. (HK)	$137

DIVERSIFIED FINANCIAL SERVICES—4.5%
8,891	JP Morgan Chase & Co. (US)	346

ELECTRICAL EQUIPMENT—1.2%
5,146	ABB Ltd. (SWS)	93

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
13,000	Digital China Holdings (BM)	21

ENERGY EQUIPMENT & SERVICES—2.1%
2,704	National Oilwell Varco Inc. (US)*	111
1,661	Pride International Inc. (US)*	49

		160

FOOD PRODUCTS—2.4%
3,943	Nestle SA (SWS)	187

HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
799	Intuitive Surgical Inc. (US)*	262

HOTELS, RESTAURANTS & LEISURE—0.3%
259	Chipotle Mexican Grill Inc. (US)	25

HOUSEHOLD DURABLES—6.5%
36,700	Construtora Tenda SA. (BR)	97
12,146	Cyrela Brazil Realty (BR)	139
4,514	Gafisa SA ADR. (BR)[1]	116
6,600	Panasonic Corp. (JP)	103
6,100	PDG Realty SA Empreendimentos e Participacoes (BR)	49

		504

INTERNET & CATALOG RETAIL—1.0%
627	Amazon.com Inc. (US)*	79

INTERNET SOFTWARE & SERVICES—2.6%
123	Baidu Inc. ADR (CHN)*[1]	51
213	Google Inc. (US)*	113
1,586	Optenable Inc. (US)	39

		203

IT SERVICES—3.5%
1,066	Mastercard Inc. (US)	266

MARINE—1.0%
817	Kuehne & Nagel International AG (SWS)	79

MEDIA—3.1%
8,024	Walt Disney Co. (US)	237

METALS & MINING—2.3%
6,062	BHP Billiton (AUS)	178

MULTILINE RETAIL—0.7%
3,000	Lojas Renner SA. (BR)	57

OIL, GAS & CONSUMABLE FUELS—2.4%
12,200	OGX Petroleo e Gas Participacoes SA (BR)	109
1,836	Petroleo Brasileiro SA ADR (BR)[1]	74

		183

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.7%
9,000	BR Malls Participacoes SA (BR)*	98
38,000	Hang Lung Properties Ltd. (HK)	131
7,500	IFM Investment Ltd. (US)	54

		283

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
981	Cree Inc. (US)*	$55

SOFTWARE—4.2%
5,017	Adobe Systems Inc. (US)*	162
3,847	Citrix Systems Inc. (US)*	160

		322

SPECIALTY RETAIL—2.5%
2,432	Inditex SA (SP)	153
1,347	RUE21 Inc. (US)	38

		191

TEXTILES, APPAREL & LUXURY GOODS—5.6%
4,521	Compagnie Financiere Richemont SA (SWS)	153
3,211	Lululemon Athletica Inc. (CAN)*	91
2,263	Polo Ralph Lauren Corp. (US)	185

		429

WIRELESS TELECOMMUNICATION SERVICES—3.9%
8,032	Crown Castle International Corp. (US)*	297

TOTAL COMMON STOCKS (Cost $6,014)		7,083

PREFERRED STOCKS—0.8%
(Cost $54)

Shares		Value (000s)

MULTILINE RETAIL—0.8%
8,800	Lojas Americanas SA (BR)	$62

SHORT-TERM INVESTMENTS—6.1%
(Cost $469)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$469	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 02, 2010 at 0.010% collateralized by U.S. Treasury Notes (market value $479)	469

TOTAL INVESTMENTS—99.0% (Cost $6,537)		7,614

CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		74

TOTAL NET ASSETS—100.0%		$7,688

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$153	$1,219	$—	$1,372
Latin America	585	155	—	740
Middle East/ Central Asia	—	108	—	108
North America	4,243	—	—	4,243
Pacific Basin	51	569	—	620
Preferred Stocks
Latin America	—	62	—	62
Short-Term Investments
Repurchase Agreement	—	469	—	469

Total	$5,032	$2,582	$—	$7,614

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2010 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories, defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

ASC 820 also provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. ASC 820 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of ASC 820 had no impact on the Funds’ net assets or results of operations.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by the Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by the Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. The risk associated with

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

purchasing options is limited to the premium originally paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk such Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of January 31, 2010.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. There is minimal counterparty risk with foreign currency spot contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign currency contracts, guarantees the foreign currency spot contracts against default.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2010 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$19,376,172	$6,847,833	$(753,635)	$6,094,198
Harbor International Growth Fund*	1,249,156	152,075	(35,656)	116,419
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$62,320	$7,073	$(13,898)	$(6,825)
Harbor Global Growth Fund	6,537	1,172	(95)	1,077

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

14

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111

03/2010	FD.NQ.IG.0110

Quarterly Schedule of Portfolio Holdings

January 31, 2010

Strategic Markets Funds

Harbor Commodity Real Return Strategy Fund

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -0.1%)

ASSET-BACKED SECURITIES—1.7%
Principal Amount (000s)		Value (000s)

	AMMC
$200	0.488%—08/08/2017[1,2]	$193
	Bank of America Mortgage Securities Inc.
75	6.500%—09/25/2033[2]	77
	First Franklin Mortgage
82	0.281%—11/25/2036[1,2]	80
	Harborview Mortgage Loan Trust
254	Series 2005-2 Cl. 2A1A 0.453%—05/19/2035[1,2]	158
	Household Home Equity Loan
226	0.581%—09/20/2033[1,2]	198
	Wells Fargo Mortgage Backed Security Trust
1,000	5.002%—10/25/2035	823

TOTAL ASSET-BACKED SECURITIES (Cost $1,531)		1,529

CORPORATE BONDS & NOTES—16.0%
	American Express Bank
200	0.361%—05/29/2012[1,2]	196
	American Express Credit Corp.
400	0.411%—12/02/2010[1,2]	399
	American Express Credit Corp. MTN[3]
187	0.393%—06/16/2011[1,2]	186
	Argent Inc.
842	0.431%—10/25/2035[1,2]	758
	Bank of America
800	0.755%—09/11/2012[1]	788
	Bank of Nova Scotia
800	3.400%—01/22/2015[2]	812
	Cello Wireless
300	2.869%—05/20/2011[1,2]	310
	Centex Corp.
900	5.700%—05/15/2014[2]	923
	Citigroup Funding Inc. MTN[3]
1,500	1.325%—05/07/2010[1,2]	1,503
	Citigroup Inc.
500	0.361%—05/18/2011[1,2]	495
	Commonwealth Bank of Australia
2,000	0.533%—09/17/2014[1,2,4]	1,996
	Ford Motor Credit Co.
800	9.750%—09/15/2010[2]	826
	HSBC Finance Corp.
700	0.524%—05/10/2010[1,2]	700

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Merrill Lynch & Co Inc.
$1,200	0.449%—07/25/2011[1,2]	$1,191
	Metropolitan Life Global Funding
200	1.378%—09/17/2012[1,2,4]	201
300	2.157%—06/10/2011[1,2,4]	306

		507

	SLM Corp.
300	1.000%—11/01/2016[1,2]	205
700	1.817%—03/17/2014[1,2]	585

		790

	Sovereign Bancorp Inc.
400	0.479%—03/23/2010[1,2]	400
	Wachovia Corp.
1,504	2.051%—05/01/2013[1,2]	1,542
	Wells Fargo Home Equity Trust
32	0.481%—12/25/2035[1,2]	31

TOTAL CORPORATE BONDS & NOTES (Cost $14,216)		14,353

FOREIGN GOVERNMENT OBLIGATIONS—4.7%
	Bundesrepublik Deutschland
1,600	3.750%—01/04/2015[4,5]	2,370
	Svenska Handelsbanken
1,415	1.254%—09/14/2012[1,2]	1,427
	Telecom Italia
400	0.861%—07/18/2011[1,2]	399

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,275)		4,196

MORTGAGE PASS-THROUGH—0.7%
(Cost $604)
	Government National Mortgage Association
613	0.531%—03/20/2037[1,2]	602

U.S. GOVERNMENT AGENCIES—4.0%
	Federal National Mortgage Association-REMIC[6]
996	0.581%—07/25/2037[1]	984
1,028	0.611%—07/25/2037[1]	1,016
570	0.671%—05/25/2036[1]	563
244	0.676%—02/25/2037[1]	239

		2,802

	Small Business Administration
779	5.510%—11/01/20272	847

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,624)		3,649

U.S. GOVERNMENT OBLIGATIONS—72.9%
	U.S. Treasury Bonds
1,100	1.125%—06/30/2011[2,5]	1,110
9,219	1.875%—07/15/2019[2,5]	9,753
2,265	2.000%–07/15/2014-01/15/2026[2,5]	2,425
115	2.375%–01/15/2025[2,5]	124

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bonds—Continued
$403	2.500%—01/15/2029[2,5]	$441
3,655	3.375%—01/15/2012[2,5]	3,934

		17,787

	U.S. Treasury Notes
2,047	0.625%—04/15/2013[2,5]	2,101
1,431	1.250%—04/15/2014[2,5]	1,494
5,718	1.375%—07/15/2018[2,5]	5,839
510	1.625%—01/15/2015[2,5]	536
8,165	1.875%—07/15/2013-07/15/2015[2,5]	8,708
4,211	2.000%—01/15/2014-01/15/2016[2,5]	4,506
3,325	2.125%—01/15/2019[2,5]	3,591
5,040	2.375%—04/15/2011-01/15/2017[2,5]	5,333
11,674	2.500%—07/15/2016[2,5]	12,902
209	2.625%—07/15/2017[2,5]	233
2,105	3.000%—07/15/2012[2,5]	2,283

		47,526

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $63,651)		65,313

PURCHASED OPTIONS—0.1%
(Cost $70)
No. of Contracts
	Currency Option
306	Expires—07/17/2010	74

SHORT-TERM INVESTMENTS—11.5%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—5.3%
$3,700	Repurchase Agreement with Deutsche Bank dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by U.S Treasury Notes (market value $3,839)	$3,700
1,034	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,057)	1,034

		4,734

COMMERCIAL PAPER—0.9%
800	Barclays Bank plc	800

U.S. TREASURY BILLS—5.3%
	U.S. Treasury Bills
1,030	0.059%—03/11/2010	1,030
690	0.064%—03/04/2010	690
10	0.068%—04/01/2010	10
1,290	0.069%—03/04/2010	1,290
670	0.086%—03/18/2010	670
1,090	0.093%—03/11/2010[2,5]	1,090

		4,780

TOTAL SHORT-TERM INVESTMENTS (Cost $10,314)		10,314

TOTAL INVESTMENTS—111.6% (Cost $98,285)		100,030

CASH AND OTHER ASSETS, LESS LIABILITIES—(11.6)%		(10,423)

TOTAL NET ASSETS—100.0%		$89,607

FAIR VALUE MEASUREMENTS

Holdings in the Options Contracts valued at ($85) are classified as Level 1. Holdings in the Futures Contracts category valued at $24 are classified as Level 1. All other holdings at January 31, 2010 (as disclosed in the preceding Consolidated Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

SWAP AGREEMENTS OPEN AT JANUARY 31, 2010

Total Return Swaps on Indicies Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/17/2010	$10,100	$(430)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	5,550	(80)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	8,330	(116)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	5,340	(75)
Credit Suisse First Boston	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	6,650	(95)
Credit Suisse First Boston	U.S. Treasury Bill	Pay	S&P GSCI Copper Total Return Index	02/24/2010	464	(31)
Credit Suisse First Boston	U.S. Treasury Bill	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	454	24
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	15,010	(215)
JP Morgan Chase	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	1,450	(20)
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	13,400	(167)
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	7,380	(102)
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Receive	S&P GSCI Corn Total Return Index	02/24/2010	10	—
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	870	(12)
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	15,430	(222)
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Receive	S&P GSCI Wheat Official Close Index	02/24/2010	169	3
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	S&P GSCI Kansas Wheat Official Close Index	02/24/2010	171	(1)
Royal Bank of Scotland plc	U.S. Treasury Bill	Receive	S&P GSCI Copper Total Return Index	02/24/2010	361	24
Royal Bank of Scotland plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2010	1,170	(17)

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Total Return Swaps on Indicies Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Royal Bank of Scotland plc	U.S. Treasury Bill	Receive	S&P GSCI Lead Official Close Index	02/24/2010	$256	$4
Morgan Stanley Capital Services Inc.	London Gold Market	N/A	London Gold Market Fix Ltd.	05/06/2010	200	5
					—	—
					—	—

						$(1,523)

Total Return Swaps on Commodities Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Appreciation/ (Depreciation) (000s)
Deutsche Bank	Crude March 2010 Futures	Receive	$136.90	02/17/2010	100	$6
Goldman Sachs Bank USA	Corn July 2010 Futures	Pay	420.25	06/25/2010	9	4
Morgan Stanley Capital Services Inc.	Corn December 2010 Futures	Receive	447.00	11/26/2010	5	(3)

						$7

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Upfront Premium Paid/(Received)	Notional Amount (000s)[d]	Appreciation/ (Depreciation) (000s)
BNP Paribas	Centex Corp. Senior Unsecured	Buy	1.000%	06/20/2014	1.270%	$9	$(12)	$900	$21

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.600%	01/02/2012	R$	1,700	$2
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.670%	01/02/2012		600	—
HSBC Bank USA, NA	Brazil Cetip Interbank Deposit	Pay	11.670%	01/02/2012		800	—

							$2

Total Swaps							$(1,493)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2010

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	(2,000,000)	$2.80	Feb-2010	$—
Swap Option (Call)	(1,100,000)	3.25	Feb-2010	—
Swap Option (Call)	(1,100,000)	3.25	Apr-2010	(2)
Swap Option (Call)	(800,000)	2.50	Dec-2010	(3)
Swap Option (Put)	(2,600,000)	3.50	Feb-2010	(4)
Swap Option (Put)	(2,400,000)	4.00	Feb-2010	(4)
Swap Option (Put)	(2,300,000)	4.25	Apr-2010	(15)
Swap Option (Put)	(1,000,000)	5.00	Jun-2010	—
Swap Option (Put)	(15)	71.50	Jul-2010	(79)
Swap Option (Put)	(2,100,000)	6.00	Aug-2010	(4)
Swap Option (Put)	(800,000)	1.00	Dec-2010	(1)
U.S. Treasury Notes (Call)	(3)	117.50	Feb-2010	(3)
U.S. Treasury Notes (Call)	(6)	119.00	Feb-2010	(2)
U.S. Treasury Notes (Call)	(2)	120.00	Feb-2010	—
U.S. Treasury Notes (Put)	(3)	114.00	Feb-2010	—
U.S. Treasury Notes (Put)	(3)	115.00	Feb-2010	—
U.S. Treasury Notes (Put)	(6)	116.00	Feb-2010	(1)

Written options outstanding, at value (premiums received of $206)				$(118)

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)

Chinese Yuan (Buy)	$514	$519	Jun-2010	$(5)
Chinese Yuan (Buy)	206	210	Jan-2011	(4)
Chinese Yuan (Sell)	208	210	Jun-2010	2
Euro Currency (Sell)	2,335	2,389	Mar-2010	54
Euro Currency (Sell)	139	142	Apr-2010	3
Mexican Peso (Buy)	711	705	Apr-2010	6
Singapore Dollar (Buy)	594	600	Feb-2010	(6)
South Korean Won (Buy)	462	450	Feb-2010	12
South Korean Won (Buy)	235	232	Jul-2010	3
South Korean Won (Buy)	151	151	Aug-2010	—
South Korean Won (Buy)	196	198	Nov-2010	(2)
South Korean Won (Sell)	177	180	Feb-2010	3

				$66

FUTURES CONTRACTS OPEN AT JANUARY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate 3 month (Buy)	19	€4,750	Jun-2010	$21
Euro-Bobl Futures (Buy)	2	200	Mar-2010	2
Euro-Bund Futures (Buy)	15	1,500	Mar-2010	15
Eurodollar Futures CME 90 day (Buy)	73	$18,250	Jun-2010	112
Wheat Futures (Buy)	3	15	Mar-2010	(16)
Wheat Futures (Buy)	5	25	Dec-2010	(3)
Wheat Futures (Sell)	(3)	(15)	Mar-2010	19
Wheat Futures (Sell)	(5)	(25)	Dec-2010	3

				$153

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$92	$(1,684)
Credit Contracts	21	—
Foreign Exchange Contracts	157	(17)
Interest Rate Contracts	152	(39)

Total	$422	$(1,740)

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2010.

2	At January 31, 2010, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Consolidated Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $83,102 or 92% of net assets.

3	MTN after the name of a security stands for Medium Term Note.

4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2010, these securities were valued at $4,873 or 5% of net assets.

5	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

R$	Brazilian Real.

The accompanying notes are an integral part of the Consolidated Portfolio of Investments.

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2010

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolio covered by this report is the Harbor Commodity Real Return Strategy Fund (the “Fund”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.

Each series of the Trust may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund’s current fiscal year.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Fund’s own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of the Fund’s Consolidated Portfolio of Investments schedule.

ASC 820 also provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. ASC 820 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of ASC 820 had no impact on the Funds’ net assets or results of operations.

The Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts, as they are exchange traded, and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

See the Consolidated Portfolio of Investments for the Fund for open futures contracts held as of January 31, 2010.

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

The Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. The Fund’s maximum risk from counterparty credit risk of loss is also limited to the premium paid for the contract.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms. The Fund’s maximum risk from counterparty credit risk of loss is also limited to the premium paid for the contract.

See the Consolidated Portfolio of Investments for the Fund for written options open as of January 31, 2010.

Swap Agreements

The Fund may invest in swap agreements to help manage interest rate risk or credit risk the Fund is subject to in the normal course of pursuing its investment objectives. The Fund may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. Swaps are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. When evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, swaps are priced at their fair value determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. In those instances, the procedures provide that swaps would be valued using prices supplied by the Fund’s subadviser using its own internal valuation models that are based upon correlations and relationships between swap price movements and other factors, such as changes in swap curves and interest rates, which are recognized by institutional traders.

The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. There is no exposure to loss of the notional value of credit default swaps outstanding at January 31, 2010. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Swap Agreements outstanding at the period end are listed after the Fund’s Consolidated Portfolio of Investments.

Commodities Index-Linked/Structured Notes

The Fund may invest in structured notes, the value of which will rise and fall in response to changes in the underlying commodity index. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying financial index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Forward Commitments and When-Issued Securities

The Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. The Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian or set

10

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding.

See the Consolidated Portfolio of Investments for outstanding forward commitments or when-issued securities as of January 31, 2010.

Short Sales

The Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records, cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

There were no outstanding short sales as of January 31, 2010.

Foreign Forward Currency Contracts

The Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. The Fund may enter into forward foreign currency exchange contracts for non-hedging purposes. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital. The contract is marked-to-market daily. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

See Consolidated Portfolio of Investments for open foreign forward currency contracts as of January 31, 2010.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

The Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S.

11

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements with banks and third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by Harbor Commodity Real Return Strategy Fund for the period ended January 31, 2010 is as follows:

Borrowings

Category of Aggregate Short-Term Borrowings	Balance at End of Period	Average Interest Rate	Maximum Amount Outstanding During the Year	Average Daily Amount Outstanding During the Year	Average Interest Rate During the Year
Reverse repurchase agreements with maturity dates of 02/02/2010	$1,465	0.160%	$1,465	$563	0.016%

Basis of Consolidation for Harbor Commodity Real Return Strategy Fund

The Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, the Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2010, the Subsidiary represented approximately $5,395 or approximately 6% of the net assets of the Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by the Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2010 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$98,285	$1,870	$(125)	$1,745

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111

03/2010	FD.NQ.SMF.0110

Quarterly Schedule of Portfolio Holdings

January 31, 2010

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 10.9%)

BANK LOAN OBLIGATIONS—7.4%
Principal Amount (000s)		Value (000s)

AUTO COMPONENTS—0.2%
	Oshkosh Truck Corp. Term Loan B
$1,737	6.290%—12/06/2013	$1,748

AUTOMOBILES—0.1%
	Adesa Term Loan
833	2.750%—10/18/2013	812

BUILDING PRODUCTS—0.1%
	Building Materials Inc. Term Loan
750	02/22/2014[1]	739

CAPITAL MARKETS—0.5%
	Nuveen Investments Inc.
	Term Loan
2,697	3.000%—11/13/2014	2,384
2,000	12.500%—07/09/2015	2,102

		4,486

CHEMICALS—0.7%
	PQ Corporation Term Loan
3,000	07/30/2015[1]	2,745
	Univar Inc. Term Loan B
3,000	1.000%—10/10/2014	2,828

		5,573

COMMERCIAL SERVICES & SUPPLIES—0.4%
	Rental Services Inc. Term Loan
1,774	3.500%—11/21/2013	1,670
	Servicemaster Company
	Term Loan
90	2.500%—07/24/2014	83
	Term Loan—Closing
902	2.500%—07/24/2014	835

		918

	West Corporation Term Loan
997	3.880%—10/24/2013	1,009

		3,597

COMMUNICATIONS EQUIPMENT—0.1%
	Commscope Inc. Term Loan A
548	2.250%—12/27/2014	534

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	Flextronics Inc. Term Loan A
2,977	2.250%—10/01/2014	2,813

ENERGY EQUIPMENT & SERVICES—0.4%
	Cie Gen Geophysique Term Loan
1,000	9.500%—05/15/2016	1,075
	TXU Energy Inc. Term Loan B
1,500	4.036%—10/10/2014	1,226
	Venoco Inc. Term Loan
1,500	9.480%—05/01/2014	1,388

		3,689

1

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

FOOD PRODUCTS—0.9%
	B&G Foods Inc. Term Loan C
$2,000	2.000%—02/26/2013	$1,965
	Michael Foods Inc. Term Loan B
1,375	4.500%—04/30/2014	1,392
	Pinnacle Foods LLC Term Loan C
2,000	5.000%—04/02/2014	2,020
	US Food Service Term Loan
2,744	2.500%—07/03/2014	2,440

		7,817

HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
	DJO Reable Therapeutics Term Loan
894	3.000%—05/20/2014	868

HOTELS, RESTAURANTS & LEISURE—1.6%
	Isle of Capri Casino Inc. Term Loan A
191	1.750%—11/25/2013	190
	Term Loan B
217	1.750%—11/25/2013	215
	Term Loan—Initial
542	1.750%—11/25/2013	538

		943

	Las Vagas Sands LLC Term Loan B
461	1.750%—05/23/2014	406
2,282	1.750%—05/23/2015[1]	2,010

		2,416

	MGM Mirage Inc. Term Loan
3,422	4.000%—10/03/2011	3,307
	OSI Restaurants LLC Term Loan
313	2.250%—06/14/2013	283
3,663	2.500%—06/14/2014	3,314

		3,597

	VML Finance LLC Term Loan B
1,993	4.000%—05/27/2013	1,905
1,151	4.500%—05/25/2012	1,100

		3,005

		13,268

HOUSEHOLD PRODUCTS—0.4%
	Spectrum Brands Inc.
	Term Loan
147	1.500%—06/30/2012[1]	147
	Term Loan B
2,838	6.500%—06/30/2012[1]	2,834

		2,981

IT SERVICES—0.2%
	Sunguard Data Systems Inc. Term Loan B
1,247	3.630%—02/28/2014[1]	1,229

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

MACHINERY—0.3%
	Manitowoc Inc. Term Loan B
$2,621	4.500%—11/06/2014[1]	$2,615

MEDIA—0.7%
	Cengage Learning Acquisitions Term Loan
1,496	2.500%—07/03/2014	1,332
	Cequel Communications LLC Term Loan A
3,000	4.500%—05/05/2014	2,943
	Intelsat Jackson Holding Ltd. Term Loan
2,050	3.000%—02/02/2014	1,907

		6,182

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
	Sensata Technologies Finance Co. Term Loan
2,487	1.750%—04/26/2013	2,266

SPECIALTY RETAIL—0.1%
	Dollar General Corp. Term Loan B
854	2.750%—07/06/2014	833

TOTAL BANK LOAN OBLIGATIONS (Cost $57,589)		62,050

CONVERTIBLE BONDS—8.5%
AUTO COMPONENTS—0.4%
	American Axel Inc.
2,250	9.250%—01/15/2017	2,345
	Arvinmeritor Inc.
1,500	4.625%—03/01/2026	1,296

		3,641

COMMERCIAL SERVICES & SUPPLIES—1.1%
	Covanta Holding Corp.
2,000	4.620%—02/01/2027	1,862
	Hertz Corp.
4,475	8.875%—01/01/2014	4,710
1,675	10.500%—01/01/2016	1,696

		6,406

	United Rentals Inc.
1,250	1.875%—10/15/2023	1,222

		9,490

DIVERSIFIED FINANCIAL SERVICES—0.5%
	CIT Group Inc.
2,750	7.000%—05/01/2016	2,372
	NASDAQ OMX Group Inc.
1,500	2.500%—08/15/2013	1,425

		3,797

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
	Level 3 Communications Inc.
2,300	3.500%—06/15/2012	2,105
1,850	5.250%—12/15/2011	1,778

		3,883

	Time Warner Telecom Inc.
1,050	2.375%—04/01/2026	1,092

		4,975

2

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—0.3%
	Complete Production Services Inc.
$2,500	8.000%—12/15/2016	$2,488

HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
	Hologic Inc.
4,000	2.000%—12/15/2037[2]	3,380
	Kinetic Concepts Inc.
2,000	3.250%—04/15/2015[3]	2,058

		5,438

HEALTH CARE PROVIDERS & SERVICES—0.4%
	LifePoint Hospitals Inc.
2,250	3.500%—05/15/2014	2,050
	Omnicare Inc.
1,850	3.250%—12/15/2035	1,517

		3,567

HOTELS, RESTAURANTS & LEISURE—0.7%
	Cinemark Inc.
1,400	8.625%—06/15/2019	1,466
	Gaylord Entertainment
2,500	3.750%—10/01/2014[3]	2,444
	Host Hotels & Resorts LP
1,000	2.625%—04/15/2027[3]	964
1,000	3.250%—04/15/2024[3]	1,003

		1,967

	Scientific Games Corp.
200	7.875%—06/15/2016[3]	202

		6,079

IT SERVICES—0.4%
	Savvis Inc.
3,500,000	3.000%—05/15/2012	3,207

LIFE SCIENCE TOOLS & SERVICES—0.1%
	Integra LifeScience Holdings Corp.
750	2.375%— 02/17/2013	717

MEDIA—0.8%
	Interpublic Group Inc.
2,250	4.250%—03/15/2023	2,233
	Lamar Media Corp.
1,250	6.625%—08/15/2015	1,197
	Liberty Media Corp.
1,500	3.125%—03/30/2023	1,556
	Sirius Satellite Radio Inc.
1,365	3.250%—10/15/2011	1,287

		6,273

METALS & MINING—0.1%
	Massey Energy Company
1,350	3.250%—08/01/2015	1,193

OIL, GAS & CONSUMABLE FUELS—0.4%
	Cal Divine Int’l Inc.
2,550	3.250%—12/15/2025	2,318
	Pioneer Natural Resources Co.
600	2.875%—01/15/2038	626

		2,944

PHARMACEUTICALS—0.0%
	Mylan Inc.
150	1.250%—03/15/2012	154

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
	Advanced Micro Devices Inc.
$3,000	6.000%—05/01/2015	$2,760

SPECIALTY RETAIL—0.9%
	Limited Brands Inc.
4,750	8.500%—06/15/2019	5,201
	Pantry Inc.
1,750	3.000%—11/15/2012	1,558
	Penske Auto Group Inc.
650	3.500%—04/01/2026	648

		7,407

TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Iconix Brand Group Inc.
4,000	1.875%—06/30/2012	3,605

WIRELESS TELECOMMUNICATION SERVICES—0.4%
	Crown Castle International
10	4.570%—04/15/2017	575
	SBA Communications Corp.
3,015	1.875%—05/01/2013	3,068

		3,643

TOTAL CONVERTIBLE BONDS (Cost $65,159)		71,378

CORPORATE BONDS & NOTES—73.2%
AEROSPACE & DEFENSE—0.3%
	Alliant Techsystems Inc.
500	6.750%—04/01/2016	501
	Hexcel Corp.
150	6.750%—02/01/2015	145
	Moog Inc.
500	7.250%—06/15/2018	484
	TransDigm Inc.
1,050	7.750%—07/15/2014	1,063

		2,193

AIRLINES—0.2%
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,519

AUTO COMPONENTS—1.7%
	American Axle & Manufacturing Inc.
1,500	7.875%—03/01/2017	1,309
	Arvinmeritor Inc.
2,500	8.125%—09/15/2015	2,362
	Goodyear Tire & Rubber
2,000	10.500%—05/15/2016	2,180
	Tenneco Automotive Inc.
2,750	8.125%—11/15/2015	2,736
2,500	8.625%—11/15/2014	2,475

		5,211

	TRW Automotive Inc.
1,000	7.000%—03/15/2014[3]	973
2,500	7.250%—03/15/2017[3]	2,431

		3,404

		14,466

3

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

AUTOMOBILES—1.3%
	Ford Motor Credit Corp.
$2,250	8.000%—06/01/2014	$2,287
8,250	8.125%—01/15/2020	8,319

		10,606

BEVERAGES—0.2%
	Constellation Brands Inc.
2,000	7.250%—05/15/2017	2,018

BIOTECHNOLOGY—0.2%
	Talecris Biotherapeutics Inc.
2,000	7.750%—11/15/2016[3]	2,050

BUILDING PRODUCTS—1.0%
	Masco Corp.
1,500	6.125%—10/03/2016	1,446
	Owens Corning Inc.
500	9.000%—06/15/2019	576
	USG Corp.
4,000	9.500%—01/15/2018	4,100
2,500	9.750%—08/01/2014[3]	2,663

		6,763

		8,785

CAPITAL MARKETS—0.3%
	Nuveen Investments Inc.
2,900	10.500%—11/15/2015	2,697

CHEMICALS—1.3%
	Ashland Inc.
1,500	9.125%—06/01/2017[1,3]	1,639
	Hexion Financial
3,500	8.875%—02/01/2018[3]	3,391
	Huntsman International Inc.
3,000	5.500%—06/30/2016[3]	2,632
3,000	7.875%—11/15/2014	2,910

		5,542

	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	101

		10,673

COMMERCIAL SERVICES & SUPPLIES—7.3%
	Affinion Group
3,600	10.125%—10/15/2013	3,677
2,500	11.500%—10/15/2015	2,600

		6,277

	Aramark Corp.
900	5.000%—06/01/2012	857
7,000	8.500%—02/01/2015	7,052

		7,909

	Ashtead Capital Inc.
550	9.000%—08/15/2016[3]	558
	AVIS Budget Car Rental LLC
2,250	3.500%—10/01/2014[3]	2,202
3,500	7.625%—05/15/2014	3,343
500	7.750%—05/15/2016	469

		6,014

	Casella Waste Systems Inc.
650	9.750%—02/01/2013	652
	Ceridian Corp.
5,500	11.250%—11/15/2015	5,390

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	Corrections Corp. of America
$500	7.750%—06/01/2017	$516
	FTI Consulting Inc.
500	7.750%—10/01/2016	510
	Geo Group Inc.
200	7.750%—10/15/2017[3]	205
	Iron Mountain Inc.
2,950	6.625%—01/01/2016	2,876
850	7.750%—01/15/2015	861

		3,737

	Kar Holdings Inc.
800	8.750%—05/01/2014	817
	L-1 Identity Solutions Inc.
3,025	3.750%—05/15/2027	2,806
	Mac-Gray Corp.
450	7.625%—08/15/2015	442
	RSC Equipment Rental Corp.
3,050	9.500%—12/01/2014	3,103
1,750	10.000%—07/15/2017[3]	1,912
850	10.250%—11/15/2019[3]	886

		5,901

	Service Masters Inc.
5,000	10.750%—07/15/2015[3]	5,275
	United Rentals Inc.
2,650	7.750%—11/15/2013[3]	2,580
3,800	9.250%—12/15/2019	3,942
2,250	10.875%—06/15/2016	2,467

		8,989

	Waste Services Inc.
1,000	9.500%—04/15/2014	1,040
	West Corp.
2,750	9.500%—10/15/2014	2,778
1,000	11.000%—10/15/2016	1,070

		3,848

		60,886

COMMUNICATIONS EQUIPMENT—0.4%
	Lucent Technologies Inc.
3,500	2.875%—06/15/2025	3,027
	Syniverse Technologies Inc.
500	7.750%—08/15/2013	503

		3,530

CONSTRUCTION MATERIALS—0.3%
	Texas Industries Inc.
1,750	7.250%—07/15/2013	1,750
500	7.750%—03/15/2014[3]	500

		2,250

CONTAINERS & PACKAGING—1.7%
	Crown Americas LLC
2,000	7.625%—05/15/2017[3]	2,060
	Graham Packaging Co.
1,500	8.250%—01/01/2017[3]	1,530
2,500	9.875%—10/15/2014	2,584

		4,114

	Greif Inc.
1,000	7.750%—08/01/2019	1,038

4

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CONTAINERS & PACKAGING—Continued
	Reynolds Group
$5,000	7.750%—10/15/2016[3]	$5,062
	Solo Cup Company
1,500	10.500%—11/01/2013	1,583

		13,857

DIVERSIFIED CONSUMER SERVICES—0.0%
	Education Management LLC
300	8.750%—06/01/2014	311

DIVERSIFIED TELECOMMUNICATION SERVICES—5.2%
	Cincinnati Bell Inc.
150	6.300%—12/01/2028	114
1,750	7.000%—02/15/2015	1,711
1,750	8.250%—10/15/2017	1,763
3,600	8.375%—01/15/2014	3,645

		7,233

	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[3]	321
	Paetec Holding Corp.
1,350	8.875%—06/30/2017[3]	1,363
4,000	9.500%—07/15/2015	3,890

		5,253

	Qwest Capital Funding Inc.
2,780	6.500%—11/15/2018	2,481
	Qwest Communications International Inc.
4,000	7.125%—04/01/2018[3]	2,303
5,430	7.500%—02/15/2014	6,725
500	8.000%—10/01/2015[3]	520

		9,548

	Time Warner Telecom Holdings Inc.
1,250	9.250%—02/15/2014	1,292
	Wind Acquisition SA
6,800	11.750%—07/15/2017[3]	7,429
	Windstream Corp.
600	7.000%—03/15/2019	565
8,300	7.875%—11/01/2017[3]	8,238
1,400	8.625%—08/01/2016	1,444

		10,247

		43,804

ELECTRIC UTILITIES—0.1%
	Ipalco Enterprises Inc.
500	7.250%—04/01/2016[3]	510

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
	Da-Lite Screen Co. Inc.
350	9.500%—05/15/2011	350
	Sanmina Corp.
3,500	8.125%—03/01/2016	3,526

		3,876

ENERGY EQUIPMENT & SERVICES—0.2%
	Cie Generale de Geophysique
2,000	7.750%—05/15/2017	1,995

FOOD & STAPLES RETAILING—0.9%
	Ingles Markets Inc.
2,500	8.875%—05/15/2017	2,603
	Rite Aid Corp.
850	7.500%—03/01/2017	786

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

FOOD & STAPLES RETAILING—Continued
	Stater Brothers Holdings
$1,850	7.750%—04/15/2015	$1,897
	Tops Market
2,000	10.125%—10/15/2015[3]	2,075

		7,361

FOOD PRODUCTS—0.6%
	Dole Foods Co.
500	8.000%—10/01/2016[3]	520
	Michael Foods Inc.
125	8.000%—11/15/2013	128
	Pinnacle Foods Inc.
2,250	9.250%—04/01/2015[3]	2,272
1,750	9.750%—03/01/2016	1,768

		4,040

		4,688

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
	Biomet Inc.
1,500	10.000%—10/15/2017	1,639
3,000	11.625%—10/15/2017	3,315

		4,954

	DJO Finance LLC
3,500	10.875%—11/15/2014	3,727

		8,681

HEALTH CARE PROVIDERS & SERVICES—5.8%
	Accellent Inc.
3,000	8.375%—02/01/2017	3,045
2,400	10.500%—12/01/2013	2,418

		5,463

	Community Health Systems Inc.
3,500	8.875%—07/15/2015	3,627
	DaVita Inc.
3,000	7.250%—03/15/2015	3,019
	FMC Finance II SA
500	6.875%—07/15/2017	519
	HCA Inc.
2,500	5.750%—03/15/2014	2,306
2,250	6.300%—10/01/2012	2,222
1,200	6.500%—02/15/2016	1,110
2,650	7.875%—02/15/2020[3]	2,729
100	9.250%—11/15/2016	106

		8,473

	Omega Healthcare Investors Inc.
500	7.000%—04/01/2014	504
	Omnicare Inc.
2,400	6.875%—12/15/2015	2,358
	Psychiatric Solutions Inc.
3,500	7.750%—07/15/2015	3,369
	Select Med Corp.
750	7.625%—02/01/2015	739
	Service Corp International
1,350	6.750%—04/01/2016	1,333
1,500	7.375%—10/01/2014	1,522
250	7.625%—10/01/2018	254

		3,109

	Universal Hospital Services Inc.
150	3.859%—06/01/2015[4]	129
	Vanguard Health Holding Co. I LLC
2,500	11.250%—10/01/2015[2]	2,653

5

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	Vanguard Health Holding Co. II LLC
$6,800	8.000%—02/01/2018	$6,672
4,800	9.000%—10/01/2014	5,040
2,993	10.000%—05/13/2011	3,004

		14,716

		48,678

HOTELS, RESTAURANTS & LEISURE—6.8%
	American Casino & Entertainment
5,000	11.000%—06/15/2014[3]	4,475
	Ameristar Casinos Inc.
1,325	9.250%—06/01/2014[3]	1,375
	Boyd Gaming Corp.
3,310	6.750%—04/15/2014	3,078
	Felcor Lodging Inc.
2,650	10.000%—10/01/2014[3]	2,637
	Global Cash Access LLC
439	8.750%—03/15/2012	435
	Harrahs Operating Inc.
4,300	10.000%—12/15/2018	3,440
	Isle of Capri Casinos
6,500	7.000%—03/01/2014	5,809
	MGM Mirage Inc.
7,250	8.375%—02/01/2011	7,005
2,100	10.375%—05/15/2014[3]	2,315

		9,320

	Penn National Gaming Inc.
500	6.750%—03/01/2015	485
5,000	8.750%—08/15/2019[3]	5,125

		5,610

	Pinnacle Entertainment Inc.
3,500	7.500%—06/15/2015	3,255
2,990	8.250%—03/15/2012	3,005
3,700	8.625%—08/01/2017[3]	3,728

		9,988

	Speedway Motorsports Inc.
250	6.750%—06/01/2013	248
850	8.750%—06/01/2016	907

		1,155

	Universal City Development
2,250	8.875%—11/15/2015[3]	2,278
2,000	10.875%—11/15/2016[3]	2,080

		4,358

	Wendy’s Arbys Restaurant LLC
1,500	10.000%—07/15/2016	1,643
	Wyndham Worldwide Corp.
4,000	6.000%—12/01/2016	3,878

		57,201

HOUSEHOLD DURABLES—0.9%
	Acco Brands Corp.
4,500	7.625%—08/15/2015	4,241
1,400	10.625%—03/15/2015[3]	1,540

		5,781

	Jarden Corp.
1,000	7.500%—01/15/2020	1,010
750	8.000%—05/01/2016	786

		1,796

		7,577

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOUSEHOLD PRODUCTS—0.7%
	Sealy Mattress Co.
$3,750	8.250%—06/15/2014	$3,750
1,900	10.875%—04/15/2016[3]	2,137

		5,887

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.2%
	AES Corp.
2,850	8.000%—10/15/2017	2,886
	Calpine Corp.
4,155	7.250%—10/15/2017[3]	4,020
207	7.500%—05/15/2018	200

		4,220

	Dynegy Holdings Inc.
1,350	7.500%—06/01/2015	1,215
7,350	8.375%—05/01/2016	6,670

		7,885

	Edison Mission Energy
3,100	7.000%—05/15/2017	2,464
1,650	7.200%—05/15/2019	1,287

		3,751

	Mirant Americas Generation LLC
5,225	8.500%—10/01/2021	5,042
	Mirant North America LLC
2,000	7.375%—12/31/2013	2,000
	NRG Energy Inc.
2,500	7.375%—01/15/2017	2,491
	RRI Energy Inc.
6,000	7.625%—06/15/2014	5,790
1,500	7.875%—06/15/2017	1,436

		7,226

		35,501

INDUSTRIAL—0.1%
	SPX Corp.
600	7.625%—12/15/2014	626

INSURANCE—0.1%
	Hub International Group Holdings Inc.
1,000	9.000%—12/15/2014[3]	973

INTERNET & CATALOG RETAIL—0.3%
	QVC Inc.
2,600	7.500%—10/01/2019[2]	2,678

IT SERVICES—0.7%
	Sungard Data Systems Inc.
975	9.125%—08/15/2013	997
2,250	10.250%—08/15/2015	2,346
2,000	10.625%—05/15/2015	2,185

		5,528

LEISURE EQUIPMENT & PRODUCTS—0.6%
	Brunswick Corp.
1,600	11.250%—11/01/2016[3]	1,800
	Easton Bell Sports Inc.
3,000	9.750%—12/01/2016[3]	3,143

		4,943

LIFE SCIENCE TOOLS & SERVICES—0.1%
	Bio Rad Labs Inc.
1,000	8.000%—09/15/2016[3]	1,040

6

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MACHINERY—1.6%
	Actuant Corp.
$1,450	6.875%—06/15/2017	$1,417
	Baldor Electric Company
3,365	8.625%—02/15/2017	3,441
	Terex Corp.
750	7.375%—01/15/2014	756
3,400	8.000%—11/15/2017	3,264
1,750	10.875%—06/01/2016	1,938

		5,958

	Trinity Industries Inc.
4,000	3.875%—06/01/2036	2,975

		13,791

MARINE—0.6%
	Gulfmark Offshore Inc.
550	7.750%—07/15/2014	549
	Hornbeck Offshore Services Inc.
850	6.125%—12/01/2014	814
3,500	8.000%—09/01/2017[3]	3,552

		4,366

		4,915

MEDIA—10.9%
	Allbritton Communications Co.
3,900	7.750%—12/15/2012	3,890
	Belo Corp.
2,400	8.000%—11/15/2016	2,466
	Cablevision Systems Corp.
250	7.625%—07/15/2018	260
650	8.500%—04/15/2014[3]	692
1,000	8.625%—09/15/2017[3]	1,040

		1,992

	Cenveo Corp.
2,175	7.875%—12/01/2013	2,088
1,900	8.875%—02/01/2018[3]	1,887

		3,975

	Clear Channel Communications
5,000	6.250%—03/15/2011	4,725
	Clear Channel Worldwide
3,000	9.250%—12/15/2017[3]	3,101
	Dish DBS Corp.
1,300	6.625%—10/01/2014	1,294
1,500	7.125%—02/01/2016	1,511
1,250	7.875%—09/01/2019	1,297

		4,102

	Geo Eye Inc.
2,000	9.625%—10/01/2015[3]	2,050
	Hughes Network Systems LLC
1,350	9.500%—04/15/2014	1,387
	Inmarsat Finance plc
3,000	7.375%—12/01/2017[3]	3,094
	Intelsat Bermuda Ltd.
5,250	11.250%—02/04/2017	5,355
	Intelsat Corp.
4,200	6.500%—11/01/2013	3,990
2,650	7.625%—04/15/2012	2,676
250	9.250%—06/15/2016	261
250	11.250%—06/15/2016	267

		7,194

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Interpublic Group
$1,000	10.000%—07/15/2017	$1,110
	Lamar Media Corp.
4,200	6.625%—08/15/2015	4,063
1,000	7.250%—01/01/2013	1,005

		5,068

	LIN Television Corp.
3,000	6.500%—05/15/2013	2,880
	Mediacom Broadband LLC
4,950	8.500%—10/15/2015	4,938
	Mediacom LLC
4,600	9.125%—08/15/2019[3]	4,623
	Nielsen Finance LLC
2,100	9.250%—08/01/2016[2]	1,932
3,000	10.000%—08/01/2014	3,135
1,000	11.625%—02/01/2014	1,125

		6,192

	Telesat Inc.
3,750	11.000%—11/01/2015	4,209
	Valassis Communication Inc.
2,500	8.250%—03/01/2015	2,500
	Viasat Inc.
3,150	8.875%—09/15/2016[3]	3,237
	Videotron Ltee
2,000	6.875%—01/15/2014	2,000
1,250	9.125%—04/15/2018[3]	1,350

		3,350

	Virgin Media Finance plc
3,550	9.125%—08/15/2016	3,710
3,000	9.500%—08/15/2016	3,195

		6,905

	Visant Holding Corp.
200	8.750%—12/01/2013	206
	WMG Acquisition Corp.
1,700	7.375%—04/15/2014	1,657
	WMG Holdings Corp.
1,635	9.500%—12/15/2014[2]	1,660

		91,866

METALS & MINING—1.2%
	Arch Coal Inc.
2,000	8.750%—08/01/2016[3]	2,140
	Arch Western LLC
1,450	6.750%—07/01/2013	1,443
	Foundation Coal Co.
300	7.250%—08/01/2014	303
	Massey Energy Co.
1,700	6.875%—12/15/2013	1,696
	Steel Dynamics Inc.
1,750	6.750%—04/01/2015	1,739
1,500	7.375%—11/01/2012	1,541

		3,280

	Teck Resources Ltd.
1,000	10.750%—05/15/2019	1,182

		10,044

7

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MULTILINE RETAIL—0.3%
	Bon Ton Department Stores Inc.
$2,650	10.250%—03/15/2014	$2,438

OIL, GAS & CONSUMABLE FUELS—6.4%
	Amerigas Partners LP
150	7.125%—05/20/2016	153
1,000	7.250%—05/20/2015	1,020

		1,173

	Bill Barrett Corp.
3,000	9.875%—07/15/2016	3,240
	Chesapeake Energy Corp.
2,000	6.250%—01/15/2018	1,905
250	6.500%—08/15/2017	241
2,000	6.875%—01/15/2016	1,980

		4,126

	Continental Resources
1,400	8.250%—10/01/2019[3]	1,459
	Denbury Resources Inc.
2,250	7.500%—04/01/2013	2,269
2,000	9.750%—03/01/2016	2,117

		4,386

	El Paso Corp.
850	7.000%—06/15/2017	873
1,500	7.250%—06/01/2018	1,549

		2,422

	Encore Acquisition Co.
1,550	6.000%—07/15/2015	1,564
700	6.250%—04/15/2014	706
250	7.250%—12/01/2017	253

		2,523

	Exco Resources Inc.
2,000	7.250%—01/15/2011	2,010
	Ferrell Gas LP
600	6.750%—05/01/2014	594
1,400	6.750%—05/01/2014	1,386
2,550	9.125%—10/01/2017[3]	2,722

		4,702

	Helix Energy Solutions Group Inc.
2,000	9.500%—01/15/2016[3]	2,060
	Inergy Finance Corp.
1,200	6.875%—12/15/2014	1,203
2,250	8.250%—03/01/2016	2,312

		3,515

	Key Energy Services Inc.
3,000	8.375%—12/01/2014	3,015
	Mariner Energy Inc.
1,250	7.500%—04/15/2013	1,269
250	8.000%—05/15/2017	246
1,900	11.750%—06/30/2016	2,152

		3,667

	Markwest Energy Partners LP
1,000	8.750%—04/15/2018	1,045
	Penn VA Corp.
2,000	4.500%—11/15/2012	1,902

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Petroplus Finance Ltd.
$1,400	6.750%—05/01/2014[3]	$1,302
2,000	9.375%—09/15/2019[3]	1,990

		3,292

	Pioneer Natural Resources Co.
1,000	6.650%—03/15/2017	988
250	6.875%—05/01/2018	247

		1,235

	Plains Exploration & Production Company
2,000	7.625%—06/01/2018	2,040
1,100	10.000%—03/01/2016	1,226

		3,266

	Range Resources Corp.
1,300	7.250%—05/01/2018	1,332
	Tesoro Corp.
1,650	9.750%—06/01/2019	1,788
	Williams Partners LP
1,000	7.250%—02/01/2017	1,122

		53,280

PAPER & FOREST PRODUCTS—1.0%
	Boise Paper Holding LLC
1,000	9.000%—11/17/2017[3]	1,063
	Cascades Inc.
3,750	7.750%—12/15/2017[3]	3,844
500	7.875%—01/15/2020[3]	511

		4,355

	Georgia Pacific Corp.
2,000	8.250%—05/01/2016[3]	2,150
	Graphic Package International
1,000	9.500%—06/15/2017	1,072

		8,640

SOFTWARE—0.5%
	GXS Worldwide Inc.
2,500	9.750%—06/15/2015[3]	2,438
	JDA Software Group Inc.
2,000	8.000%—12/15/2014[3]	2,080

		4,518

SPECIALTY RETAIL—4.0%
	Michaels Stores Inc.
7,600	11.375%—11/01/2016	7,942
1,500	12.070%—11/01/2016[2]	1,249

		9,191

	Office Depot Inc.
1,050	6.250%—08/15/2013	1,016
	Pantry Inc.
3,000	7.750%—02/15/2014	2,887
	Penske Auto Group Inc.
5,500	7.750%—12/15/2016	5,321
	Sally Holdings LLC
200	9.250%—11/15/2014	209
	Sonic Automotive Inc.
3,000	8.625%—08/15/2013	3,045
	Susser Holdings LLC
1,300	10.625%—12/15/2013	1,360

8

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	Toys R Us Inc.
$4,360	7.375%—10/15/2018	$4,066
1,500	8.500%—12/01/2017[3]	1,552
1,000	10.750%—07/15/2017[3]	1,112

		6,730

	Yankee Acquisition Corp.
3,350	8.500%—02/15/2015	3,367

		33,126

TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Hanesbrands Inc.
2,150	8.000%—12/15/2016	2,214
	Levi Strauss & Co.
630	8.875%—04/01/2016	658
1,000	9.750%—01/15/2015	1,050

		1,708

	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	128
	Quicksilver Inc.
1,500	6.875%—04/15/2015	1,313

		5,363

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—1.1%
	Nextel Communications
$3,250	7.375%—08/01/2015	$2,949
	Sprint Nextel Corp.
6,200	8.375%—08/15/2017	6,076

		9,025

TOTAL CORPORATE BONDS & NOTES (Cost $575,470)		614,394

SHORT-TERM INVESTMENTS—10.5%
(Cost $88,260)
REPURCHASE AGREEMENTS
88,260	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $90,028)	88,260

TOTAL INVESTMENTS—99.6% (Cost $786,478)		836,082

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		3,099

TOTAL NET ASSETS—100.0%		$839,181

FAIR VALUE MEASUREMENTS

Holdings in Wireless Telecommunication Services valued at $575 and holdings in Oil, Gas & Consumable Fuels valued at $1,386 are classified as Level 1. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

9

1	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $13,958 or 2% of net assets. The coupon rate will be determined at the time of settlement.

2	Step coupon security.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2010, these securities were valued at $163,215 or 19% of net assets.

4	Floating rate security. The stated rate represents the rate in effect at January 31, 2010.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 40.6%)

COMMON STOCKS—0.1%
(Cost $18,787)
Shares		Value (000s)
DIVERSIFIED FINANCIAL SERVICES—0.1%
363,200	American International Group Inc.	$3,374

ASSET-BACKED SECURITIES—1.4%
Principal Amount (000s)

	Allya Auto Trust Inc.
$6,500	1.320%—03/15/2012[1,2]	6,523
	American Express Credit Corp. MTN[3]
4,400	5.875%—05/02/2013[1]	4,773
	American Honda Finance Corp.
4,900	4.000%—09/20/2011	6,554
	Asset Backed Funding Certificates Series 2006-HE1 Cl. A2A
655	0.291%—01/25/2037[1,4]	636
	Bank of America Commercial Mortgage Inc.
2,500	5.744%—02/10/2051[1,5]	2,327
	Bank of America Credit Card Trust
4,200	0.813%—04/15/2013[1,4]	4,208
9,500	1.433%—12/16/2013[1,4]	9,606

		13,814

	Bear Stearns Commercial Mortgage Securities
2,745	5.116%—02/11/2041[1,5]	2,798
2,100	5.471%—01/12/2045[1,5]	2,094
7,700	5.703%—06/11/2050[1]	7,585

		12,477

	Countrywide Asset-Backed Certificates Series 2001-BC3 Cl. A
318	0.711%—12/25/2031[1,4]	157
	Credit Suisse Mortgage Capital Certification
700	5.658%—03/15/2039[1,5]	627
	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
964	0.291%—11/25/2036[1,4]	793
	Deutsche Bank Commercial Mortgage
2,600	5.322%—12/11/2049[1]	2,345
	Greenwich Capital Markets Inc.
300	4.799%—08/10/2042[1,5]	301
	GSAMP Trust Series 2007-FM1 Cl. 2A2
466	0.301%—12/25/2036[1,4]	323

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A
$693	0.453%—05/19/2035[1,4]	$431
	HSI Asset Securitization Corp. Trust Series 2006-HE2 Cl. 2A1
502	0.281%—12/25/2036[1,4]	402
	Indymac Residential Asset Backed Trust Series 2006-E Cl. 2A1
39	0.291%—04/25/2037[1,4]	38
	JP Morgan Chase Commercial Mortgage
200	5.818%—06/15/2049[1,5]	203
	JP Morgan Mortgage Acquisition Corp. Series 2006-WMC3 Cl. A2
7	0.281%—08/25/2036[1,4]	7
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
111	0.511%—10/25/2034[1,4]	89
	Merrill Lynch-Countrywide Commercial Mortgage
2,600	5.172%—12/12/2049[1,5]	2,356
	Morgan Stanley Capital Inc.
1,200	5.385%—03/12/2044[1,5]	1,193
400	5.809%—12/12/2049[1]	371
12,400	5.880%—06/11/2049[1,5]	11,336

		12,900

	Option One Mortgage Loan Trust Series 2007-1 Cl. 2A1
113	0.281%—01/25/2037[1,4]	113
	Park Place Securities Inc. Series 2004-MCW1 Cl. A1
2,805	0.543%—08/25/2034[1,4]	2,538
	SBI Home Equity Loan Trust Series 2006-1A Cl. 1A2A
423	0.401%—08/25/2036[1,2,4]	403
	Securitized Asset Backed Receivables LLC Series 2007-HE1 Cl. 2A2
1,229	0.291%—12/25/2036[1,4]	533
	SLM Student Loan Trust
1,062	0.549%—04/25/2014[1,4]	1,063
	Small Business Administration
	Series 2003-20I Cl. 1
559	5.130%—09/01/2023[1]	594
	Series 2001-20A Cl. 1
1,221	6.290%—01/01/2021[1]	1,322
	Series 2000-P10 Cl.1
83	7.449%—08/01/2010[1]	85

		2,001

	United Airlines Inc.
2,300	10.400%—05/01/2018[1]	2,473
	Wachovia Bank Commercial Mortgage Trust
2,600	0.408%—06/15/2049[1,2,4]	1,429
2,000	5.308%—11/15/2048[1]	1,955
11,800	5.416%—01/15/2045[1,5]	11,596

		14,980

TOTAL ASSET-BACKED SECURITIES (Cost $83,856)		92,180

BANK LOAN OBLIGATIONS—0.2%
(Cost $10,725)
	Chrysler Finance Co. (Term B)
11,083	9.000%—08/03/2014	10,918

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
Principal Amount (000s)		Value (000s)

	American General Finance Corp.
	Series 2004-4 Cl. 4A
$1,452	2.231%—02/25/2045[1,4]	$1,138
	Bank of America Funding Corp.
	Series 2005-D Cl. A1
2,205	3.267%—05/25/2035[1,5]	2,038
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
89	3.228%—11/25/2030[1,5]	85
	Series 2003-1 Cl. 6A1
647	4.991%—04/25/2033[1,5]	581

		666

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,641	0.391%—01/25/2037[1,4]	1,934
	Series 2005-4 Cl. 3A1
3,119	5.310%—05/25/2035[1,5]	2,240
	Series 2005-7 Cl. 2A1
1,581	5.378%—09/25/2035[1,5]	1,175

		5,349

	Bear Stearns Commercial Mortgage Securities
700	5.331%—02/11/2044[1]	626
	Series 2006 PWR11 Cl. A4
1,810	5.455%—03/11/2039[1,5]	1,872
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050[1]	5,884
	Series 2006 PW12 Cl. A4
2,410	5.719%—09/11/2038[1,5]	2,528

		10,910

	Bear Stearns Mortgage Funding Trust
	Series 2007-AR1 Cl. 2A1
1,507	0.301%—06/26/2036[1,4]	1,466
	Commercial Mortgage Pass Through Certificate
	Series 2006-C8 Cl. A4
7,700	5.306%—12/10/2046[1]	6,966
	Countrywide Alternative Loan Trust
	Series 2005-59 Class 1A1
21,821	0.561%—11/20/2035[1,4]	11,474
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB9 Cl. 1A1
5,622	3.401%—02/20/2035[1,5]	4,808
	Series 2004-22 Cl. A3
3,225	3.509%—11/25/2034[1,5]	2,750
	Series 2005-HYB9 Cl. 3A2A
1,068	5.250%—11/20/2025[1,5]	725
	Series 2003-10 Cl. A2
76	5.750%—05/25/2033[1]	76

		8,359

	Federal Home Loan Mortgage Corp. REMIC[6]
13,199	0.383%—07/15/2019-08/15/2019[1,4]	13,015
2,696	0.533%—05/15/2036[1,4]	2,666
184	0.683%—11/15/2030[1,4]	183
3,685	5.000%—04/25/2033[1]	3,927
328	8.000%—08/15/2022[1]	360
54	9.000%—12/15/2020[1]	60

		20,211

	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
353	1.744%—02/25/2045[1,4]	330
1,232	3.351%—08/15/2032[1,5]	1,255

		1,585

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association REMIC[6]
	Series 2006-5 Cl. 3A2
$530	4.689%—02/25/2036[1,5]	$534
500	6.500%—01/01/2033[1]	547

		1,081

	First Horizon Mortagge Pass Through
585	5.387%—09/25/2035[1,5]	424
	First Nationwide Trust Series 2001-3 Cl. 1A1
6	6.750%—08/25/2031[1]	5
	Greenwich Capital Commercial Funding Series 2007-GG9
2,500	5.444%—03/10/2039[1]	2,321
	GS Mortgage Securities Corporation II Series 2007-GG10
3,000	5.805%—08/10/2045[1,5]	2,616
	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A
9,782	3.336%—09/25/2035[1,5]	9,059
	Series 2005-AR7 Cl. 6A
4,071	5.234%—11/25/2035[1,5]	3,731

		12,790

	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
13	2.463%—01/25/2032[1,4]	10
	IndyMac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
3,935	3.176%—01/25/2036[1,5]	2,254
	JP Morgan Chase Commercial Mortgage Security Trust Class A4
	Series 2007-LD12
1,600	5.882%—02/15/2051[1,5]	1,509
	JP Morgan Chase Commercial Mortgage Securities Trust 2006
5,125	5.336%—05/15/2047[1]	4,646
	JP Morgan Chase Commercial Mortgage Securities Trust 2007
15,100	5.420%—01/15/2049[1]	13,468
	JP Morgan Chase Mortgage Trust 2005 S3 1A2
1,974	5.750%—01/25/2036[1]	1,691
	LB-UBS Commercial Mortgage Trust 2006 C6 COML MTG PASS CTF CLA4
2,200	5.372%—09/15/2039[1]	2,182
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
2,111	0.441%—02/25/2036[1,4]	1,457
	Series 2005-3 Cl. 4A
575	0.481%—11/25/2035[1,4]	418

		1,875

	Merrill Lynch/Countrywide Commercial MTG
	Series 2007-6 Class A4
1,800	5.485%—03/12/2051[1,5]	1,495
	Morgan Stanley Capital I Series 2007-XLFA Cl. A1
1,226	0.294%—10/15/2020[1,2,4]	1,099
	Residential Funding Mortgage Series 2006-SA1 Cl. 2A1
989	5.564%—02/25/2036[1,5]	646
	Sovereign Commercial Mortgage Securities Series 2007-C1 Cl. A2
1,100	5.787%—07/22/2030[1,2,5]	1,107

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Structured Asset Mortgage Investments Inc. Series 2005-AR5 Cl. A2
$2,336	0.483%—07/19/2035[1,4]	$1,893
	Structured Asset Securities Corp. Series 2001-21A Cl. 1A1
42	2.607%—01/25/2032[1,4]	41
	Series 2002-1A Cl. 4A
35	2.920%—02/25/2032[1,4]	31

		72

	Thornburg Mortgage Securities Trust Series 2006-6 Cl. A1
2,343	0.341%—12/26/2036[1,4]	2,300
	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Cl. A1
9,457	0.323%—08/11/2018[1,2,4]	8,313
	Washington Mutual Series 2005-AR13 Cl. A1A1
760	0.521%—10/25/2045[1,4]	545
	Wells Fargo Mortgage Backed Securities Series 2006-AR2 Cl. A1
4,003	4.950%—03/25/2036[1,5]	3,549

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,357)		138,053

CONVERTIBLE BONDS—0.0%
(Cost $112)
AUTOMOBILES—0.0%
	General Motors Corp. Series B
36,000	5.250%—03/06/2032	227

CORPORATE BONDS & NOTES—24.5%
	Access Group Inc.
21,782	1.549%—10/27/2025[1,4]	22,336
	AIG Sunamerica Fund
20,000	0.399%—07/26/2010	19,478	[z]
	Allstate Life Global Funding Trust MTN[3]
4,600	5.375%—04/30/2013[1]	4,995
	American Airlines Inc. Series 2001-2 Cl. A1
82	6.978%—04/01/2011[1]	82
	American Express Bank
6,500	5.500%—04/16/2013[1]	6,959
9,500	6.000%—09/13/2017[1]	10,109

		17,068

	American Express Centurion Bank
10,800	0.291%—03/23/2010[1,4]	10,798
12,692	0.293%—04/19/2010[1,4]	12,688
9,500	6.000%—09/13/2017[1]	10,109

		33,595

	American Express Corp. MTN[3]
5,253	4.625%—09/01/2010[1]	5,133
	American Express Credit Corp.
100	0.411%—12/02/2010[1,4]	100
6,400	7.000%—03/19/2018[1]	7,195

		7,295

	American Express Credit Corp. MTN[3]
400	0.393%—06/16/2011[1,4]	398
	American General Finance Corp. MTN[3]
1,800	4.875%—05/15/2010[1]	1,780

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	American Home Mortgage Investment Trust
$5,700	0.325%—02/09/2010[1,2,4]	$5,700
	American International Group Inc.
5,300	4.875%—03/15/2067	3,858
900	5.050%—10/01/2015[1]	751
100	5.375%—10/18/2011[1]	99
1,100	8.250%—08/15/2018[1]	1,011
1,400	8.625%—05/22/2038	1,511

		7,230

	American International Group Inc. MTN[3]
7,000	0.353%—03/20/2012[1,4]	6,205
1,800	4.950%—03/20/2012[1]	1,749

		7,954

	Amgen Inc.
24,000	6.900%—06/01/2038[1]	28,307
	Anheuser-Busch Cos. Inc.
200	5.500%—01/15/2018[1]	212
	ANZ National International Ltd.
6,200	6.200%—07/19/2013[1,2]	6,920
	AstraZeneca plc
1,700	5.900%—09/15/2017[1]	1,912
1,600	6.450%—09/15/2037[1]	1,806

		3,718

	AT&T Inc.
4,200	4.950%—01/15/2013[1]	4,529
5,000	5.500%—02/01/2018[1]	5,287
2,900	6.300%—01/15/2038[1]	2,972

		12,788

	BAC Capital Trust VII
2,400	5.250%—08/10/2035	2,666
	Bank of America Corp.
11,600	2.100%—04/30/2012[1]	11,834
33,200	6.500%—08/01/2016[1]	35,985

		47,819

	Bank of Scotland plc
6,300	0.317%—12/08/2010[1,2,4]	6,188
	Barclays Bank plc
26,700	5.450%—09/12/2012[1]	29,019
	Bear Stearns Cos. Inc.
4,400	0.483%—08/15/2011[1,4]	4,398
4,971	6.400%—10/02/2017[1]	5,488

		9,886

	Bear Stearns Cos. Inc. MTN[3]
14,831	6.950%—08/10/2012[1]	16,562
	BNP Paribas
9,600	5.186%—06/29/2049[1,2,5]	8,543
	Cello Wireless
1,600	2.869%—05/20/2011[1]	1,653
	Cemex Inc.
3,100	6.722%—12/01/2049[1,2,5]	2,201
	China Development Bank
100	5.000%—10/15/2015[1]	108
	Citibank NA
700	1.875%—06/04/2012[1]	710
	Citigroup Capital XXI
77,799	8.300%—12/21/2057[1,5]	72,742
	Citigroup Funding Inc.
2,900	2.250%—12/10/2012[1]	2,952

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Citigroup Inc.
$1,500	1.875%—05/07/2012[1]	$1,525
1,500	2.125%—04/30/2012[1]	1,531
2,000	4.750%—05/31/2017	2,559
1,700	5.300%—10/17/2012[1]	1,792
32,600	5.500%—08/27/2012-04/11/2013[1]	34,289
3,000	5.625%—08/27/2012[1]	3,151
1,100	5.850%—07/02/2013[1]	1,164
12,200	6.000%—02/21/2012-08/15/2017[1]	12,654
5,600	6.125%—08/25/2036[1]	4,766
9,100	7.250%—10/01/2010[1]	9,419
8,200	8.500%—05/22/2019[1]	9,577

		82,427

	Codelco Inc.
500	6.150%—10/24/2036[1,2]	527
	Comcast Corp.
1,200	5.875%—02/15/2018[1]	1,283
1,200	6.450%—03/15/2037[1]	1,243

		2,526

	Countrywide Financial Corp.
2,000	0.715%—05/07/2012[1,4]	1,969
	Daimler Chrysler Auto Trust Series 2008-B Cl. A2B
1,969	1.162%—07/08/2011[1,4]	1,971
	Series 2008-B Cl. A3B
3,300	1.712%—09/10/2012[1,4]	3,314

		5,285

	Dell Inc.
8,800	5.650%—04/15/2018[1]	9,415
	Deutsche Bank AG
8,400	6.000%—09/01/2017[1]	9,349
	Deutsche Telekom International Corp.
12,800	8.500%—06/15/2010[1]	13,159
	Dominion Resources Inc.
27,970	1.303%—06/17/2010[1]	28,073
	El Paso Corp. MTN[3]
200	8.050%—10/15/2030[1]	201
	Enel Finance International SA
12,600	6.250%—09/15/2017[1,2]	13,851
	Export-Import Bank of China
600	4.875%—07/21/2015[1,2]	640
	Fifth Third Bank Corp.
21,900	8.250%—03/01/2038[1]	22,669
	Ford Credit Auto Owner Trust
720	1.433%—12/15/2010[1,4]	721
	Ford Motor Credit Co.
10,500	3.001%—01/13/2012[1,4]	9,936
5,530	7.250%—10/25/2011[1]	5,600
4,700	7.375%—02/01/2011[1]	4,784
2,200	8.000%—12/15/2016[1]	2,216

		22,536

	Fortis Bank Holding
3,000	3.000%—04/17/2012	4,280
	Gaz Capital SA
900	6.212%—11/22/2016[1,2]	896
	General Electric Capital Corp.
23,519	0.356%—03/20/2013[1,4]	22,679
6,000	2.000%—09/28/2012[1]	6,082
1,100	3.000%—12/09/2011[1]	1,143
14,500	5.500%—09/15/2067	16,787

		46,691

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	General Electric Capital Corp. MTN[3]
$2,000	0.450%—01/08/2016[1,4]	$1,841
6,400	5.875%—01/14/2038[1]	5,945
6,300	6.875%—01/10/2039[1]	6,568

		14,354

	GMAC LLC
800	6.000%—12/15/2011[1]	783
	Goldman Sachs Group Inc.
22,200	5.950%—01/18/2018[1]	23,420
5,200	6.150%—04/01/2018[1]	5,542
9,100	6.250%—09/01/2017[1]	9,811
400	6.375%—05/02/2018	619

		39,392

	HSBC Holdings plc
1,700	6.500%—05/02/2036[1]	1,803
	International Lease Finance Corp. MTN[3]
900	4.950%—02/01/2011[1]	848
10,065	5.300%—05/01/2012[1]	8,803

		9,651

	JP Morgan Chase Bank
7,000	6.000%—10/01/2017[1]	7,523
24,227	6.625%—03/15/2012[1]	26,495
6,200	7.900%—04/29/2049[1,5]	6,371

		40,389

	JP Morgan Chase Capital XX
800	6.550%—09/29/2036[1]	758
	KeyBank NA
8,500	2.507%—06/02/2010[1,2,4]	8,542
	Keycorp MTN[3]
2,300	3 6.500%—05/14/2013[1]	2,448
	Korea Development Bank
15,000	0.718%—04/03/2010[1,4]	14,945
	LBG Capital plc
800	8.500%—12/29/2049[2]	672
	Leaseplan Corporation NV
1,500	3.125%—02/10/2012	2,140
	Lehman Brothers Holdings Inc.
11,908	1.000%—04/05/2011-08/21/2049*	2,516
1,100	5.125%—06/27/2014*	282

		2,798

	Lehman Brothers Holdings Inc. MTN[3]
10,500	1.000%—11/10/2010-04/03/2049*	2,218
1,100	2.951%—05/25/2010*	232
3,400	2.954%—07/18/2011*	718
13,270	3.487%—01/26/2017*	2,803
200	5.410%—12/23/2008*	42
5,000	5.625%—01/24/2013*	1,112
2,200	6.875%—05/02/2018*	495

		7,620

	Lloyds Bank plc
47,100	5.800%—01/13/2020[1]	46,664
	Merrill Lynch & Co. Inc.
12,700	0.831%—05/02/2017[1,4]	11,336
5,100	6.400%—08/28/2017[1]	5,345

		16,681

	Merrill Lynch & Co. Inc. MTN[3]
17,700	6.875%—04/25/2018[1]	19,139
	MetLife Global Funding I
37,500	0.651%—07/13/2011[1]	37,524

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	MetLife Inc.
$1,600	6.400%—12/15/2036[1]	$1,432
	Metropolitan Life Global Funding I MTN[3]
8,800	0.313%—05/17/2010[1,2,4]	8,797
	Monumental Global Funds
3,400	5.500%—04/22/2013[1,2]	3,649
	Morgan Stanley
3,000	0.977%—07/20/2012	4,026
3,000	1.143%—04/13/2016	3,797

		7,823

	Morgan Stanley MTN[3]
9,400	2.373%—05/14/2010[1,4]	9,457
	MUFG Capital Finance 5 Ltd.
1,261	6.299%—01/25/2049	1,744
	National Australia Bank Ltd.
32,300	0.725%—02/08/2010[1,2,4]	32,301
5,100	5.350%—06/12/2013[1,2]	5,549

		37,850

	National City Bank Cleveland Ohio MTN[3]
7,000	4.500%—03/15/2010[1]	7,026
	Nationwide Life Global Funding
43,200	5.450%—10/02/2012[1,2]	44,800
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[1,2]	4,423
	Oracle Corp.
10,200	4.950%—04/15/2013[1]	11,181
10,000	5.750%—04/15/2018[1]	10,953

		22,134

	Peabody Energy Corp.
1,500	7.875%—11/01/2026[1]	1,556
	Petroleos Mexicanos
9,400	6.000%—03/05/2020[2]	9,305
	Petroleum Export Ltd.
306	5.265%—06/15/2011[1,2]	303
	Philip Morris International Inc.
3,000	5.650%—05/16/2018[1]	3,203
	President and Fellows of Harvard College
40,500	6.500%—01/15/2039[1,2]	48,161
	Pricoa Global Funding
6,200	0.349%—01/30/2012[1,2,4]	6,051
5,200	0.451%—09/27/2013[1,2,4]	4,948

		10,999

	Principal Life Inc. MTN[3]
4,100	5.300%—04/24/2013[1]	4,375
6,400	5.550%—04/27/2015[1]	6,492

		10,867

	Qwest Capital Funding Inc.
43	7.250%—02/15/2011[1]	44
	Qwest Corp.
300	7.500%—06/15/2023[1]	297
2,400	7.625%—06/15/2015[1]	2,550

		2,847

	Ras Laffan LNG III Series B
1,800	5.838%—09/30/2027[1,2]	1,812
	Resona Bank Ltd.
800	5.850%—09/29/2049[1,2,5]	739

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Rohm & Haas Co.
$2,500	6.000%—09/15/2017[1]	$2,641
	Royal Bank of Scotland Group plc MTN[3]
5,700	7.640%—03/31/2043[1,5]	3,310
	Royal Bank of Scotland plc
22,900	0.673%—04/08/2011[1,2,4]	22,950
9,800	3.000%—12/09/2011[1,2]	10,119
1,300	4.875%—08/25/2014[1,2]	1,335

		34,404

	Santander Perpetual SA Unipersonal
10,500	6.671%—10/29/2049[1,2,5]	9,971
	Siemens Finance NV
18,000	5.500%—02/16/2012[1,2]	19,508
	SLM Corp.
10,900	0.549%—01/27/2014[1,3,4]	8,892
8,800	0.914%—12/15/2010[4]	11,896

		20,788

	Small Business Administration
10,228	5.720%—01/01/2029[1]	11,240
30,478	6.020%—08/01/2028[1]	33,747

		44,987

	SMFG Preferred Capital GBP 1 Ltd.
600	6.164%—01/29/2049	858
	SMFG Preferred Capital USD 1 Ltd.
2,300	6.078%—01/29/2049[1,2,5]	2,201
	State Street Capital Trust III
4,500	8.250%—12/29/2049[1,5]	4,608
	State Street Capital Trust IV
700	1.254%—06/01/2067[1,4]	483
	Sumitomo Mitsui Banking Corp.
5,900	5.625%—12/31/2049[1,2,5]	6,092
	Sun Life Financial Global Funding
24,500	0.419%—07/06/2011[1,2,4]	24,049
	Suntrust Bank
7,200	0.822%—12/20/2011	9,442
	Swedbank AB
200	3.625%—12/02/2011	286
	Target Corp.
7,900	5.125%—01/15/2013[1]	8,547
	TNK-BP Finance SA
900	6.125%—03/20/2012[1,2]	928
	TransCanada Pipelines Ltd.
2,400	7.625%—01/15/2039[1]	2,954
	TransCapital Invest Ltd.
2,200	8.700%—08/07/2018[1,2]	2,544
	UBS AG
3,200	5.875%—12/20/2017[1]	3,381
	UBS AG MTN[3]
23,700	1.198%—05/05/2010[1,4]	23,752
3,600	5.750%—04/25/2018[1]	3,773

		27,525

	UFJ Finance Aruba AEC
200	6.750%—07/15/2013[1]	225
	Union Pacific Corp.
9,400	5.700%—08/15/2018[1]	10,034
	United Airlines Inc.
1,299	8.310%—06/17/2015*[2]	11

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	United Health Group Inc.
$3,700	4.875%—02/15/2013[1]	$3,953
	US Bank Capital IX
8,900	6.189%—03/29/2049[1,5]	7,476
	Vale Overseas Ltd.
900	6.250%—01/23/2017[1]	958
900	6.875%—11/21/2036[1]	929

		1,887

	Verizon Communications Inc.
400	5.250%—04/15/2013[1]	438
	Virginia Electric and Power Co.
600	6.350%—11/30/2037[1]	663
	Wachovia Corp.
1,600	5.625%—10/15/2016[1]	1,667
10,200	5.750%—02/01/2018[1]	10,757

		12,424

	Wells Fargo & Co.
135,800	7.980%—12/31/2099[1,5]	137,837
	Westpac Banking Corp.
1,000	0.731%—07/16/2014[1,2,4]	1,008

TOTAL CORPORATE BONDS & NOTES (Cost $1,497,159)		1,561,990

FOREIGN GOVERNMENT OBLIGATIONS—2.1%
	Brazil Notas Do Tesouro
50	10.000%—01/01/2017	231
	Corp. Nacional del Cobre de Chile
4,000	7.500%—01/15/2019[1,2]	4,860
	Electricite de France NT
5,100	5.500%—01/26/2014[1,2]	5,639
5,100	6.500%—01/26/2019[1,2]	5,793
5,100	6.950%—01/26/2039[1,2]	5,964

		17,396

	Federative Republic of Brazil
1,700	10.250%—01/10/2028	913
	Government of Canada
18,600	2.000%—12/01/2014[1]	17,044
2,500	4.500%—06/01/2015[1]	2,566

		19,610

	Intesa Sanpaolo
40,000	2.375%—12/21/2012[1]	40,138
	Petroleos Mexicanos
20,100	8.000%—05/03/2019[1]	23,014
	Societe Financement de l’Economie Francaise
3,000	0.451%—07/16/2012[1,2,4]	3,004
5,500	2.125%—05/20/2012	7,745

		10,749

	Swedish Housing Finance Corp.
14,900	3.125%—03/23/2012[1,2]	15,272
	United Mexican Inc.
4,400	6.050%—01/11/2040[1,7]	4,257

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $130,157)		136,440

MORTGAGE PASS-THROUGH—16.4%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp.
$54	3.095%—08/01/2024[1,4]	$55
976	5.027%—08/01/2035[1,4]	1,026
4,437	5.500%—08/19/2038[1]	4,713
4,755	6.000%—07/01/2016-08/01/2038[1]	5,142

		10,936

	Federal Home Loan Mortgage Corp. TBA[8]
58,000	6.000%—12/01/2040	62,142
	Federal Housing Authority Project
63	7.400%—02/01/2021	63
2,536	7.430%—10/01/2020	2,543

		2,606

	Federal National Mortgage Association
1,052	1.944%—10/01/2040[1,4]	1,052
3,971	3.548%—08/01/2035[1,4]	4,102
10,203	4.823%—06/01/2035[1,4]	10,653
819	5.022%—05/01/2035[1,4]	868
173,772	5.500%—11/01/2016-11/01/2038[1]	185,004
547,225	6.000%—04/01/2016-03/01/2039[1]	586,777

		788,456

	Federal National Mortgage Association TBA[8]
31,000	5.000%—12/01/2040	31,836
55,000	5.500%—12/01/2040	58,266
76,000	6.000%—12/01/2040	81,296

		171,398

	Government National Mortgage Association I TBA[8]
6,000	6.000%—12/01/2040	6,407
	Government National Mortgage Association II
547	3.625%—08/20/2022-07/20/2027[1,4]	563
945	3.750%—02/20/2032[1,4]	970
385	4.125%—12/20/2024-11/20/2029[1,4]	397
289	4.375%—03/20/2017-01/20/2025[1,4]	298
3	4.750%—07/20/2024[1,4]	3

		2,231

TOTAL MORTGAGE PASS-THROUGH (Cost $1,006,204)		1,044,176

MUNICIPAL BONDS—0.9%
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030[1]	2,402
	California State
2,200	5.650%—04/01/2039[1]	2,292
7,800	7.500%—04/01/2034[1]	7,713
5,300	7.550%—04/01/2039[1]	5,207

		15,212

	Chicago Transit Authority
800	6.300%—12/01/2021[1]	856
11,200	6.899%—12/01/2040[1]	12,225

		13,081

	Illinois State
6,400	4.071%—01/01/2014[1]	6,518
	Public Power Generation Agency of Nebraska
600	7.242%—01/01/2041[1]	601
	San Antonio, TX (City of)
6,765	4.750%—05/15/2037[1]	6,783

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued
Principal Amount (000s)		Value (000s)

	University of California
$15,700	6.270%—05/15/2031[1]	$15,892

TOTAL MUNICIPAL BONDS (Cost $58,921)		60,489

U.S. GOVERNMENT AGENCIES—0.3%
	Federal Home Loan Bank
1,800	1.000%—12/28/2011[1]	1,800
	Federal Home Loan Mortgage Corp.
18,000	1.125%—06/01/2011-12/15/2011[1]	18,116

TOTAL U.S. GOVERNMENT AGENCIES (Cost $19,148)		19,916

U.S. GOVERNMENT OBLIGATIONS—11.3%
	U.S. Treasury Bonds
299,092	1.000%—08/31/2011[1,7]	301,102
76,600	3.125%—01/31/2017[7]	76,815
34,600	3.500%—02/15/2039[1,7]	28,999
12,500	4.375%—02/15/2038[1,7]	12,289
5,000	4.500%—05/15/2038[1,7]	5,014
2,500	4.750%—02/15/2037[1,7]	2,616
6,500	5.375%—02/15/2031[1,7]	7,359

		434,194

	U.S. Treasury Notes
108,600	1.000%—07/31/2011-10/31/2011[1,7]	109,350
4,000	2.750%—11/30/2016[1,7]	3,930
155,000	4.250%—05/15/2039[1,7]	148,558
24,800	4.375%—11/15/2039[1,7]	24,265

		286,103

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $726,090)		720,297

SHORT-TERM INVESTMENTS—41.8%
COMMERCIAL PAPER—0.0%
	Calyon Bank
1,100	5.395%—06/29/2010	1,099

REPURCHASE AGREEMENTS—35.2%
340,300	Repurchase Agreement with Bank of America January 29, 2010 due February 01, 2010 at 0.120% collateralized by U.S. Treasury Notes (market value $345,929)	340,300
535,600	Repurchase Agreement with Barclay’s Capital January 29, 2010 due February 01, 2010 at 0.100% collateralized by U.S. Treasury Notes (market value $538,958)	535,600
475,400	Repurchase Agreement with BNP Paribas January 29, 2010 due February 01, 2010 at 0.110% collateralized by U.S. Treasury Notes (market value $475,405)	475,400
13,700	Repurchase Agreement with Credit Suisse First Boston dated January 29, 2009 due February 2, 2009 at 0.260% collateralized by U.S. Treasury Notes (market value $13,930)	13,700
91,700	Repurchase Agreement with Goldman Sachs January 29, 2010 due February 01, 2010 at 0.110% collateralized by U.S. Treasury Notes (market value $126,051)	91,700

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

$122,800	Repurchase Agreement with JP Morgan January 29, 2010 due February 01, 2010 at 0.100% collateralized by U.S. Treasury Notes (market value $123,556)	$122,800
578,400	Repurchase Agreement with Morgan Stanley January 29, 2010 due February 01, 2010 at 0.100% collateralized by U.S. Treasury Notes (market value $579,823)	578,400
78,600	Repurchase Agreement with Salomon Brothers January 29, 2010 due February 01, 2010 at 0.120% collateralized by U.S. Treasury Notes (market value $79,850)	78,600
9,649	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 1, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $9,842)	9,649

		2,246,149

U.S. GOVERNMENT AGENCIES—2.6%
	Federal Home Loan Bank Discount Notes
8,200	0.073%—02/24/2010[1]	8,200
82,000	0.076%—02/12/2010[1]	81,998

		90,198

	Federal Home Loan Mortgage Association Discount Notes
23,500	0.065%—02/19/2010[1]	23,499
53,000	0.100%—02/04/2010[1]	53,000

		76,499

		166,697

U.S. TREASURY BILLS—4.0%
	U.S. Treasury Bills
1,207	0.010%—04/01/2010[7]	1,207
15,000	0.043%—02/11/2010[1,7]	15,000
18,000	0.043%—02/11/2010	18,000
27,000	0.044%—03/11/2010[7]	26,999
69,800	0.074%—03/11/2010	69,798
111,100	0.108%—03/18/2010[7]	111,094
1,310	0.111%—03/18/2010	1,310
7,700	0.153%—02/11/2010	7,700
1,600	0.170%—04/01/2010	1,600
3,870	0.741%—03/11/2010[1]	3,870

		256,578

TOTAL SHORT-TERM INVESTMENTS (Cost $2,670,523)		2,670,523

TOTAL INVESTMENTS—101.2% (Cost $6,372,039)		6,458,583
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(78,042)

TOTAL NET ASSETS—100.0%		$6,380,541

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2010

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 3M	Pay	4.500%	06/15/2011	AUD$	4,300	$(30)
UBS AG	AUD-BBR-BBSW-Bloomberg 3M	Pay	4.500	06/15/2011		56,500	(267)
UBS AG	AUD-BBR-BBSW-Bloomberg 6M	Pay	6.000	09/15/2012		37,800	409
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	10.575	01/02/2012	R$	17,500	76
Barclays Bank plc	Brazil Cetip Interbank Deposit Rate	Pay	10.600	01/02/2012		3,400	(12)
HSBC BANK USA, NA	Brazil Cetip Interbank Deposit Rate	Pay	10.610	01/02/2012		3,200	(11)
Merrill Lynch & Co., Inc	Business Day - CDI	Pay	11.980	01/02/2012		13,000	137
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.540	01/02/2012		15,400	288
HSBC Bank USA, NA	Brazil Cetip Interbank Deposit Rate	Pay	14.765	01/02/2012		900	32 [z]
BNP Paribas Bank	5-Year French CPI Ex Tobacco	Pay	2.090	10/15/2010		€7,200	348
Barclays Capital plc	5-Year French CPI Ex Tobacco	Pay	2.102	10/15/2010		1,000	46
UBS Warburg AG	5-Year French CPI Ex Tobacco	Pay	2.145	10/15/2010		1,300	70
BNP Paribas Bank	6-Month EUR-LIBOR	Pay	4.500	03/18/2014		£7,600	1,263
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	3.000	06/16/2015		11,200	2,532
HSBC Bank USA, NA	6-Month BBA-LIBOR	Pay	3.000	06/16/2015		215,800	1,501
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	3.000	12/17/2010		$263,600	1,036
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	4.000	12/16/2014		3,400	165

Total Interest Rate Swaps							$7,583

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Upfront Premium Paid/(Received)	Notional Amount (000s)[d]	Appreciation/ (Depreciation) (000s)
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.150%	03/20/2010	1.435%	$—	$—	$100	$—
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.100	03/20/2010	1.435	—	—	200	—
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2010	Sell	0.770	06/20/2010	2.224	(4)	—	2,000	(4)
Citibank NA	General Electric Credit Corp. Senior Bond 6.000% due 06/15/2012	Sell	5.000	06/20/2010	1.412	20	(20)	1,000	40
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.020	09/20/2010	1.490	(4)	—	2,400	(4)
BNP Paribas Bank	General Electric Capital Corp. 2.200% due 06/15/2012	Sell	1.000	09/20/2010	1.467	(1)	(4)	300	3
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.070	09/20/2010	1.490	(3)	—	2,500	(3)
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935	12/20/2010	1.521	(2)	—	400	(2)
BNP Paribas Bank	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940	12/20/2010	1.521	(7)	—	1,500	(7)
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.120	12/20/2010	1.521	(2)	—	600	(2)
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950	12/20/2010	1.521	(3)	—	700	(3)
Barclays Bank plc	General Electric Capital Corp. 6.000% due 03/20/2012	Sell	0.620	03/20/2011	1.630	(68)	—	5,700	(68)
Deutsche Bank AG	Citigroup Inc Senior Bond 1.050% due 03/20/2011	Sell	1.000	03/20/2011	1.629	893	(893)	1,000	—
Merrill Lynch International	United Kingdom 1.250% due 03/20/2011	Sell	1.000	03/20/2011	0.772	(1)	(4)	600	3
UBS AG	Citigroup Inc Senior Bond 1.050% due 03/20/2011	Sell	1.000	03/20/2011	1.629	(32)	(30)	4,200	(2)
Citibank NA	General Electric Credit Corp. Senior Bond 5.125% due 08/27/2012	Sell	5.000	06/20/2011	1.680	101	(95)	2,000	196
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	5.000	06/20/2011	1.680	102	(91)	2,000	193
Deutsche Bank AG	General Electric Capital Corp. Senior Bond 6.000% due 06/15/2012	Sell	1.500	09/20/2011	1.763	(4)	—	1,100	(4)
JP Morgan Chase Bank, NA	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	5.000	09/20/2011	1.736	143	116	2,500	27
Merrill Lynch International	General Electric Credit Corp. Senior Bond 1.500% due 09/20/2011	Sell	1.000	09/20/2011	1.794	(58)	(77)	5,000	19

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Upfront Premium Paid/(Received)	Notional Amount (000s)[d]	Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, NA	Panama 8.875% due 01/20/2012	Sell	0.730%	01/20/2012	1.150%	$(17)	$—	$3,000	$(17)
Morgan Stanley Capital Services, Inc.	Panama 8.875% due 02/20/2012	Sell	0.750	01/20/2012	1.150	(6)	—	1,000	(6)
Citibank NA	CDX HY-8 5Y 35-100%	Sell	0.401	06/20/2012	N/A	(3)	—	2,407	(3)
Citibank NA	CDX HY-8 100 35-100%	Sell	0.355	06/20/2012	N/A	(24)	—	9,629	(24)
Citibank NA	CDX HY-8 100 35-100%	Sell	0.360	06/20/2012	N/A	(11)	—	4,815	(11)
Barclays Bank plc	GMAC LLC 6.875% due 08/28/2012	Sell	3.650	09/20/2012	5.806	17	—	2,500	17
Barclays Bank plc	Ford Motor Credit 7.000% due 09/20/2012	Sell	4.150	09/20/2012	5.651	21	—	2,500	21
Barclays Bank plc	GMAC LLC 6.875% due 08/28/2012	Sell	4.800	09/20/2012	5.806	75	—	2,200	75
Barclays Bank plc	Ford Motor Credit 7.250% due 10/25/2011	Sell	6.150	09/20/2012	5.651	375	—	7,200	375
Barclays Bank plc	Ford Motor Credit 7.000% due 10/01/2013	Sell	5.650	09/20/2012	5.651	59	—	1,300	59
Barclays Bank plc	Ford Motor Credit 7.000% due 10/01/2012	Sell	5.800	09/20/2012	5.651	25	—	500	25
Citibank NA	GMAC LLC 6.875% due 08/28/2012	Sell	3.720	09/20/2012	5.806	17	—	2,500	17
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	4.000	09/20/2012	5.806	23	—	1,600	23
Barclays Bank plc	General Electric Credit Corp. 6.000% due 12/20/2012	Sell	0.640	12/20/2012	1.901	(198)	—	5,600	(198)
Deutsche Bank AG	CDX IG9 5Y 30-100%	Sell	0.705	12/20/2012	N/A	293	—	16,918	293
Morgan Stanley Capital Services, Inc.	CDX IG9 5Y 15-30%	Sell	0.963	12/20/2012	N/A	141	—	6,500	141
Morgan Stanley Capital Services, Inc.	Gazprom 8.625% due 02/20/2013	Sell	2.180	02/20/2013	2.341	3	—	800	3
UBS AG	Gazprom 8.625% due 04/28/2034	Sell	2.180	02/20/2013	2.341	25	—	1,500	25
Bank of America NA	SLM Corp. 5.125% due 08/27/2012	Sell	4.800	03/20/2013	8.124	10	—	3,600	10
BNP Paribas Bank	UBS AG Jersey Senior 5.130% due 03/20/2013	Sell	0.760	03/20/2013	0.736	38	—	20,470	38
Citibank NA	SLM Corp. 5.125% due 08/27/2012	Sell	4.850	03/20/2013	8.124	17	—	3,900	17
Deutsche Bank AG	BRK Senior Bond 4.625% due 10/15/2013	Sell	0.850	03/20/2013	1.147	(22)	—	2,800	(22)
Deutsche Bank AG	CDX IG10 5Y 30-100%	Sell	0.530	06/20/2013	N/A	59	—	3,889	59 [z]
Barclays Bank plc	International Lease Finance Corp. Senior Bond 6.150% due 01/20/15	Sell	5.000	12/20/2013	8.827	(691)	(1,156)	6,800	465
Deutsche Bank AG	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	4.900	12/20/2013	1.933	209	—	1,900	209 [z]
Deutsche Bank AG	AIG Senior Bond 6.250% due 05/1/2036	Sell	5.000	12/20/2013	7.596	(78)	(315)	3,500	237 [z]
Merrill Lynch International	International Lease Finance Corp. Senior Bond 5.000% due 12/20/2009	Sell	5.000	12/20/2013	8.83	(508)	(750)	5,000	242
Citibank NA	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	3.850	03/20/2014	1.944	668	—	9,000	668 [z]
Deutsche Bank AG	CDX HY-8 100 35-100%	Sell	5.000	12/20/2014	N/A	(366)	(389)	3,900	23
Deutsche Bank AG	United Kingdom 1.750% due 12/20/2014	Sell	1.000	12/20/2014	0.773	19	11	1,700	8
JP Morgan Chase Bank, NA	Mexico 7.500% due 04/08/2016	Sell	0.920	03/20/2016	1.745	(9)	—	300	(9)
JP Morgan Chase Bank, NA	Panama 8.875% due 09/30/2027	Sell	1.250	01/20/2017	1.733	(11)	—	500	(11)
Credit Suisse First Boston	Panama 8.850% due 02/20/2012	Sell	1.200	02/20/2017	1.624	900	—	900	(19)
Credit Suisse First Boston	Panama 8.875% due 02/20/2017	Sell	1.200	02/20/2017	1.739	(19)	—	900	(19)

Total Credit Default Swaps									$3,093

Total Swaps									$10,676

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2010

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	(10,600,000)	€2.50	Feb-2010	$(9)
Swap Option (Call)	(38,000,000)	$3.25	Feb-2010	(2)
Swap Option (Call)	(47,300,000)	3.25	Feb-2010	(2)
Swap Option (Call)	(9,900,000)	95.00	Feb-2010	(5)
Swap Option (Call)	(7,600,000)	2.75	Apr-2010	(8)
Swap Option (Call)	(16,200,000)	3.25	Apr-2010	(32)
Swap Option (Call)	(37,600,000)	3.25	Apr-2010	(73)
Swap Option (Call)	(9,400,000)	3.25	Apr-2010	(18)
Swap Option (Call)	(17,900,000)	3.25	Apr-2010	(35)
Swap Option (Call)	(38,800,000)	3.50	Apr-2010	(220)
Swap Option (Call)	(177,600,000)	3.50	Apr-2010	(1,005)
Swap Option (Call)	(11,500,000)	3.50	Jun-2010	(100)
Swap Option (Put)	(47,300,000)	4.00	Feb-2010	(88)
Swap Option (Put)	(9,900,000)	88.00	Feb-2010	(40)
Swap Option (Put)	(2,600,000)	4.00	Apr-2010	(7)
Swap Option (Put)	(6,000,000)	4.25	Apr-2010	(39)
Swap Option (Put)	(3,000,000)	4.25	Apr-2010	(20)
Swap Option (Put)	(118,000,000)	4.25	Apr-2010	(767)
Swap Option (Put)	(22,600,000)	4.25	Apr-2010	(147)
Swap Option (Put)	(33,000,000)	4.25	Apr-2010	(214)
Swap Option (Put)	(27,500,000)	4.25	Apr-2010	(179)
Swap Option (Put)	(16,200,000)	4.25	Apr-2010	(105)
Swap Option (Put)	(7,000,000)	4.25	Apr-2010	(45)
Swap Option (Put)	(37,500,000)	5.00	Apr-2010	(27)
Swap Option (Put)	(15,600,000)	5.00	Apr-2010	(11)
Swap Option (Put)	(68,200,000)	4.25	Apr-2010	(443)
Swap Option (Put)	(11,500,000)	4.50	Jun-2010	(99)
Swap Option (Put)	(91,000,000)	5.00	Jun-2010	(27)
Swap Option (Put)	(135,000,000)	5.00	Jun-2010	(40)
Swap Option (Put)	(41,000,000)	5.00	Jun-2010	(12)
Swap Option (Put)	(16,000,000)	5.50	Aug-2010	(12)
Swap Option (Put)	(26,000,000)	5.50	Aug-2010	(19)
Swap Option (Put)	(35,000,000)	5.50	Aug-2010	(25)
Swap Option (Put)	(51,300,000)	6.00	Aug-2010	(42)
Swap Option (Put)	(244,100,000)	6.00	Aug-2010	(201)
Swap Option (Put)	(22,700,000)	6.00	Aug-2010	(19)
Swap Option (Put)	(3,000,000)	6.00	Aug-2010	(2)
Swap Option (Put)	(22,500,000)	6.00	Aug-2010	(43)
Swap Option (Put)	(12,000,000)	6.00	Aug-2010	(23)
Swap Option (Put)	(95,500,000)	6.00	Aug-2010	(183)
Swap Option (Put)	(35,100,000)	10.00	Jul-2012	(124)
U.S. Treasury Notes-10 year Future (Call)	(2,883)	119.00	Feb-2010	(766)
U.S. Treasury Notes-10 year Future (Call)	(429)	121.00	Feb-2010	(7)
U.S. Treasury Notes-10 year Future (Call)	(50)	119.00	Apr-2010	(21)
U.S. Treasury Notes-10 year Future (Put)	(414)	114.00	Feb-2010	(6)
U.S. Treasury Notes-10 year Future (Put)	(1,327)	115.00	Feb-2010	(41)
U.S. Treasury Notes-10 year Future (Put)	(437)	116.00	Feb-2010	(41)
U.S. Treasury Notes-10 year Future (Put)	(50)	114.00	Apr-2010	(30)

Written options outstanding, at value (premiums received of $18,308)				$(5,424)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2010

Par Value (000s)	Security	Value (000s)
$(19,000)	Federal National Mortgage Association TBA	$(20,109)

	Fixed Income Investments Sold Short, at value (proceeds $20,064)	$(20,109)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	$5,906	$6,117	Feb-2010	$(211)
Brazilian Real (Buy)	72,191	73,129	Feb-2010	(938)
Brazilian Real (Buy)	35,662	38,866	Apr-2010	(3,204)
Brazilian Real (Sell)	72,191	75,647	Feb-2010	3,456
British Pound Sterling (Sell)	32,743	32,875	Mar-2010	132
Canadian Dollar (Buy)	7,704	7,982	Feb-2010	(278)
Canadian Dollar (Sell)	19,564	19,857	Feb-2010	293
Chinese Yuan (Buy)	8,006	8,087	Mar-2010	(81)
Chinese Yuan (Buy)	24,055	24,376	Aug-2010	(321)
Chinese Yuan (Buy)	7,888	8,078	Nov-2010	(190)
Chinese Yuan (Sell)	8,006	8,058	Mar-2010	52
Euro Currency (Buy)	3,490	3,491	Apr-2010	(1)
Euro Currency (Sell)	29,445	31,519	Feb-2010	2,074
Euro Currency (Sell)	37,891	39,701	Mar-2010	1,810
Euro Currency (Sell)	13,075	13,359	Apr-2010	284
Indonesian Rupiah (Buy)	7,006	6,800	Oct-2010	206
Indonesian Rupiah (Buy)	1,675	1,708	Nov-2010	(33)
Japanese Yen (Buy)	4,512	4,482	Feb-2010	30
Japanese Yen (Sell)	17,024	16,921	Feb-2010	(103)
Malaysian Ringgit (Buy)	4,275	4,249	Feb-2010	26
Malaysian Ringgit (Buy)	4,257	4,205	Jun-2010	52
Malaysian Ringgit (Buy)	4,237	4,276	Oct-2010	(39)
Malaysian Ringgit (Sell)	4,276	4,281	Feb-2010	5
Mexican Peso (Buy)	3,801	3,762	Apr-2010	39
Philippine Peso (Buy)	458	466	Apr-2010	(8)
Singapore Dollar (Buy)	1,134	1,148	Feb-2010	(14)
Singapore Dollar (Buy)	1,974	1,998	Mar-2010	(24)
Singapore Dollar (Buy)	1,131	1,148	Jun-2010	(17)
South Korean Won (Buy)	8,595	8,509	Feb-2010	86
South Korean Won (Buy)	1,711	1,686	Jul-2010	25
South Korean Won (Buy)	1,457	1,446	Aug-2010	11
South Korean Won (Buy)	5,946	6,022	Nov-2010	(76)
South Korean Won (Sell)	4,925	5,010	Feb-2010	85
Taiwan Dollar (Buy)	1,294	1,283	Jun-2010	11
Taiwan Dollar (Buy)	871	866	Oct-2010	5

				$3,144

FUTURES CONTRACTS OPEN AT JANUARY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate 3 month (Buy)	208	€52,000	Mar-2010	$736
Euro-Bobl Futures (Buy)	1,600	160,000	Mar-2010	1,448
Euro-Bund Futures (Buy)	524	52,400	Mar-2010	485
Euro-Bund Futures (Sell)	(40)	(4,000)	Mar-2010	25
Euro-Bund Futures (Sell)	(40)	(4,000)	Mar-2010	15
Eurodollar Futures CME-90 day (Buy)	4,668	$1,167,000	Mar-2010	7,891
Eurodollar Futures CME-90 day (Buy)	5,187	1,296,750	Jun-2010	5,733
Eurodollar Futures CME-90 day (Buy)	765	191,250	Sep-2010	2,316
Eurodollar Futures CME-90 day (Buy)	885	221,250	Dec-2010	2,311
Eurodollar Futures CME-90 day (Buy)	619	154,750	Mar-2011	1,151
Eurodollar Futures CME-90 day (Buy)	52	13,000	Jun-2011	66
Eurodollar Futures CME-90 day (Buy)	52	13,000	Sep-2011	64
Eurodollar Futures CME-90 day (Buy)	52	13,000	Dec-2011	62
U.S. Treasury Note Futures—10 year (Buy)	2,072	207,200	Mar-2010	(2,317)
U.S. Treasury Note Futures—2 year (Buy)	2,803	560,600	Mar-2010	1,879
U.S. Treasury Note Futures—5 year (Buy)	21	2,100	Mar-2010	32
United Kingdom Pound Sterling Interest Rate 3 month (Buy)	58	£7,250	Mar-2010	155
United Kingdom Pound Sterling Interest Rate 3 month (Buy)	120	15,000	Jun-2010	308

				$22,360

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$92,180	$—	$92,180
Bank Loan Obligations	—	10,918	—	10,918
Collateralized Mortgage Obligations	—	138,053	—	138,053
Common Stocks	3,374	—	—	3,374
Convertible Bonds	227	—	—	227
Corporate Bond & Notes	—	1,542,512	19,478	1,561,990
Foreign Government Obligations	—	136,440	—	136,440
Mortgage Pass-Through	—	1,044,176	—	1,044,176
Municipal Bonds	—	60,489	—	60,489
U.S. Government Agencies	—	19,916	—	19,916
U.S. Government Obligations	—	720,297	—	720,297
Short-Term Investments
Commercial Paper	—	1,099	—	1,099
Repurchase Agreements	—	2,246,149	—	2,246,149
U.S. Government Agencies	—	166,697	—	166,697
U.S. Treasury Bills	—	256,578	—	256,578

Total Investments in Securities	3,601	6,435,504	19,478	6,458,583

Investments In Other Financial Instruments
Forward Currency Contracts	—	3,144	—	3,144
Futures Contracts	3,171	19,189	—	22,360
Options-Written	—	(5,424)	—	(5,424)
Securities Sold Short	—	(20,109)	—	(20,109)
Swap Agreements	—	9,471	1,205	10,676

Total Investments in Other Financial Instruments	3,171	6,271	1,205	10,647

Total Investments	$6,772	$6,441,775	$20,683	$6,469,230

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2010.

Valuation Description	Beginning Balance at 10/31/2009	Net Purchases/ (Sales)	Accrued Discount/ (Premium)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance as of 01/31/2010
Corporate Bonds & Notes	$18,904	$—	$570	$1	$3	$—	$19,478
Swap Agreements	1,050	(1,000)	—	1,054	101	—	1,205

Total	$19,954	$(1,000)	$570	$1,055	$104	$—	$20,683

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolio of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$3,531	$(438)
Foreign Exchange Contracts	8,682	(5,538)
Interest Rate Contracts	32,580	(8,061)

Total	$44,793	$(14,037)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	At January 31, 2010, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $3,517,944 or 55% of net assets.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2010, these securities were valued at $385,640 or 6% of net assets.

3	MTN after the name of a security stands for Medium Term Note.

4	Floating rate security. The stated rate represents the rate in effect at January 31, 2010.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2010.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2010. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 to the Notes to Portfolios of Investments).

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

z	Fair valued by Harbor Funds’ Valuation Committee.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –8.3%)

ASSET-BACKED SECURITIES—1.9%
Principal Amount (000s)		Value (000s)

	Allya Auto Receivable Trust Inc.
$1,300	1.320%—03/15/2012[1,2]	$1,305
	AMMC
300	0.488%—08/08/2017[1,2,3]	289
	Chase Issuance Trust
800	0.253%—03/15/2013[2,3]	798
	First Franklin Mortgage
197	0.281%—11/25/2036[2,3]	192
	Wells Fargo Mortgage Backed Security Trust
1,600	5.002%—10/25/2035	1,317

TOTAL ASSET-BACKED SECURITIES (Cost $3,886)		3,901

COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-2 Cl. A2
7	2.181%—03/25/2035[2,3]	7
	Series 2005-5 Cl. A1
13	2.530%—08/25/2035[2,3]	13
	Series 2005-5 Cl. A2
23	2.560%—08/25/2035[2,3]	22
	Series 2005-2 Cl. A1
23	2.940%—03/25/2035[2,3]	21

		63

	Federal Home Loan Mortgage Corp. REMIC[4]
282	0.463%—02/15/2019[2,3]	282
83	5.500%—05/15/2016[2]	84

		366

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $430)		429

CORPORATE BONDS & NOTES—19.3%
	Albertsons Inc.
800	7.500%—02/15/2011[2]	822
	Allstate Life Global Funding Trust MTN[5]
300	5.375%—04/30/2013[2]	326
	American Express Bank
500	0.361%—05/29/2012[2,3]	491
600	0.383%—06/12/2012[3]	589

		1,080

	American Express Credit Corp.
140	7.300%—08/20/2013[2]	159

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	American Express Credit Corp. MTN
$600	0.393%—06/16/2011[2,3]	$597
	American Honda Finance MTN[5]
900	1.003%—06/20/2011[1,2,3]	900
	Bank Of America Auto Trust
1,200	1.160%—02/15/2012[1,2,3]	1,204
	Bank of Nova Scotia
400	3.400%—01/22/2015[2]	406
	BCAP Trust
129	0.401%—01/25/2037[2,3]	66
	Citigroup Funding Inc.
1,500	5.700%—06/30/2011[2]	1,569
700	6.125%—05/15/2018[2]	704

		2,273

	Citigroup Funding Inc. MTN[5]
500	1.325%—05/07/2010[2,3]	501
	Citigroup Inc.
1,000	0.361%—05/18/2011[2,3]	989
	Commonwealth Bank of Australia
3,000	0.533%—09/17/2014[1,2,3]	2,995
	Countrywide Home Loan Trust
172	3.603%—04/20/2035[2]	157
	FCE Bank plc
1,800	7.125%—01/16/2012	2,496
	Ford Credit Auto Owner Trust
377	0.357%—09/15/2010[1,2]	377
	Ford Motor Auto Owner Trust
63	Series 2008-C Cl. A2B 1.133%—01/15/2011[2,3]	63
	Ford Motor Credit Co. LLC
100	7.800%—06/01/2012[2]	101
	GATX Financial Corp.
1,000	5.800%—03/01/2016[2]	1,007
	HBOS plc
300	6.750%—05/21/2018[1,2]	294
	Hewlett-Packard Co.
700	0.366%—03/01/2012[2,3]	700
	HSBC Finance Corp.
1,800	1.749%—10/20/2010	1,806
	ING Bank
1,800	0.881%—01/13/2012[1,2,3]	1,797
	LeasePlan Corp. NV1
200	3.000%—05/07/2012[2]	206
	Lehman Brothers Holdings Inc. MTN*[5]
100	6.875%—05/02/2018	22
	Macquaire Bank Ltd.
5,500	3.300%—07/17/2014[1,2]	5,642
	Merril Lynch Inc. MTN[5]
1,500	0.485%—06/05/2012[2,3]	1,470
	Merrill Lynch & Co., Inc.
2,900	0.449%—07/25/2011[2,3]	2,877
	Metropolitan Life Global Funding
700	1.001%—06/25/2010[1,2,3]	702
199	1.378%—09/17/2012[1,2,3]	201
300	2.157%—06/10/2011[1,2,3]	306
100	5.125%—04/10/2013[1,2]	108

		1,317

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Morgan Stanley MTN[5]
$1,000	2.373%—05/14/2010[2,3]	$1,006
	National Rural Utility Corp.
1,000	1.026%—07/01/2010[2,3]	1,003
	New York Life Global Funding
200	4.650%—05/09/2013[1,2]	212
	Pricoa Global Funding
600	1.055%—06/04/2010[1,2,3]	600
500	0.349%—01/30/2012[1,2,3]	488

		1,088

	Pulte Homes Inc.
700	7.875%—08/01/2011[2]	738
	Race PT Ltd.
2,119	0.823%—05/15/2015[1,3]	2,013
	SLM Corp.
740	2.067%—05/03/2019[2,3]	499
	Starwood Hotels & Resorts Inc.
1,000	6.250%—02/15/2013[2]	1,034
	Wells Fargo Home Equity Trust
63	0.481%—12/25/2035[1,2,3]	63

TOTAL CORPORATE BONDS & NOTES (Cost $39,940)		40,306

FOREIGN GOVERNMENT OBLIGATIONS—4.6%
	Bundesrepublik Deutschland
5,000	3.750%—01/04/2015[6]	7,404
	Buoni Poliennali
1,003	2.550%—09/15/2041[6]	1,388
	Canadian Government Bond
112	3.000%—12/01/2036[6]	139
	Deutsche Bundesrepublik Inflation Linked
202	1.750%—04/15/2020[6]	290
	Japanese Government CPI Linked Bond
29,760	1.400%—06/10/2018[2,6]	323

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,782)		9,544

MORTGAGE PASS-THROUGH—0.6%
	Citigroup Mortgage Loan Trust Inc.
633	1.031%—08/25/2035[1,2,3]	435
	Residential Accredit Loans Inc.
194	0.411%—06/25/2046[2,3]	73
	Residential Asset Securitization Trust
131	0.631%—01/25/2046[2,3]	60
	Structured Asset Mortgage Investments
113	0.441%—05/25/2046[2,3]	55
	Washington Mutual Mortgage Pass Through Certificate
90	2.882%—09/25/2033[2,3]	90
648	5.605%—11/25/2036[2]	491

		581

TOTAL MORTGAGE PASS-THROUGH (Cost $1,374)		1,204

U.S. GOVERNMENT AGENCIES—2.7%
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association REMIC[4]
$2,276	0.581%—07/25/2037[3]	$2,249
2,276	0.611%—07/25/2037[3]	2,250
1,253	0.671%—05/25/2036[3]	1,240

TOTAL U.S. GOVERNMENT AGENCIES (Cost $5,723)		5,739

U.S. GOVERNMENT OBLIGATIONS—79.0%
	U.S. Treasury Bonds
651	1.750%—01/15/2028[2,6]	636
9,321	1.875%—07/15/2019[2,6]	9,860
9,763	2.000%—07/15/2014-01/15/2026[2,6]	10,063
20,767	2.375%—01/15/2025-01/15/2027[2,6]	22,350
7,647	2.500%—01/15/2029[2,6]	8,360
2,437	3.375%—04/15/2032[2,6]	3,073
3,344	3.625%—04/15/2028[2,6]	4,204
12,962	3.875%—04/15/2029[2,6]	16,967

		75,513

	U.S. Treasury Notes
5,220	0.625%—04/15/2013[2,6]	5,359
7,993	0.875%—04/15/2010[2,6]	8,032
10,116	1.250%—04/15/2014[2,6]	10,562
903	1.375%—07/15/2018[2,6]	922
680	1.625%—01/15/2015[2,6]	715
31,957	1.875%—07/15/2013-07/15/2015[2,6]	34,092
6,087	2.000%—04/15/2012-01/15/2016[2,6]	6,508
4,534	2.125%—01/15/2019[2,6]	4,897
2,725	2.375%—04/15/2011[2,6]	2,828
1,609	2.375%—01/15/2017[2,3,6]	1,764
750	2.500%—07/15/2016[2,6]	829
2,296	2.625%—07/15/2017[2,6]	2,565
9,384	3.000%—07/15/2012[2,6]	10,174
249	3.500%—01/15/2011[2,6]	259

		89,506

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $159,029)		165,019

SHORT-TERM INVESTMENTS—2.4%
BANK OBLIGATIONS—1.1%
	Istituto Bancario SA2
900	3.316%—06/09/2010	900
	UBS AG2
1,500	3.750%—07/01/2010	1,500

		2,400

REPURCHASE AGREEMENTS—1.3%
2,745	Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 01, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $2,804)	2,745

TOTAL SHORT-TERM INVESTMENTS (Cost $5,145)		5,145

TOTAL INVESTMENTS—110.7% (Cost $225,309)		231,287
CASH AND OTHER ASSETS, LESS LIABILITIES—(10.7)%		(22,366)

TOTAL NET ASSETS—100.0%		$208,921

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2010

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, NA	Brazil Cetip Interbank Deposit	Pay	2.261%	01/02/2012	R$	2,100	$—
Morgan Stanley Capital Services, Inc.	Brazil Cetip Interbank Deposit	Pay	10.120	01/02/2012		100	(2)
Barclays Capital plc	Brazil Cetip Interbank Deposit	Pay	10.680	01/02/2012		1,000	(3)
Morgan Stanley Capital Services, Inc.	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		2,800	4
Morgan Stanley Capital Services, Inc.	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		400	8
HSBC Bank USA, NA	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		500	18 [z]
JP Morgan Chase	France CPI Ex Tobacco	Pay	2.261	07/14/2011		€400	26
BNP Paribas Bank	France CPI Ex Tobacco	Pay	1.987	12/15/2011		100	4

Total Interest Rate Swaps							$55

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Upfront Premium Paid/(Received)	Notional Amount (000s)[d]	Appreciation/ (Depreciation) (000s)
Credit Suisse First Boston	GATX Financial Corp.	Buy	1.070%	03/20/2016	1.769%	$36	$—	$1,000	$36
Deutsche Bank	Pulte Homes Inc.	Buy	1.000	09/20/2011	1.666	7	3	700	4
Deutsche Bank	Strawood Hotels	Buy	1.000	03/20/2013	1.564	17	18	1,100	(1)
Deutsche Bank	SuperValu	Buy	1.000	03/20/2011	1.844	7	8	800	(1)

Total Credit Default Swaps									$38

Total Swaps									$93

WRITTEN OPTIONS OPEN AT JANUARY 31, 2010

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	(2,000,000)	$2.80	Feb-2010	$—
Swap Option (Call)	(1,200,000)	3.25	Feb-2010	—
Swap Option (Call)	(4,600,000)	2.75	Apr-2010	(5)
Swap Option (Call)	(5,600,000)	3.25	Apr-2010	(11)
Swap Option (Call)	(1,000,000)	221.37	Dec-2010	(3)
Swap Option (Put)	(1,800,000)	4.00	Feb-2010	(3)
Swap Option (Put)	(4,600,000)	4.00	Apr-2010	(12)
Swap Option (Put)	(6,600,000)	4.25	Apr-2010	(44)
Swap Option (Put)	(4,000,000)	5.00	Jun-2010	(1)
Swap Option (Put)	(2,000,000)	5.50	Aug-2010	(1)
Swap Option (Put)	(5,900,000)	6.00	Aug-2010	(5)
Swap Option (Put)	(1,000,000)	1.00	Dec-2010	(1)
Swap Option (Put)	(1,100,000)	10.00	Jul-2012	(4)
U.S. Treasury Notes (Call)	(2)	117.50	Feb-2010	(2)
U.S. Treasury Notes (Call)	(9)	119.00	Feb-2010	(2)
U.S. Treasury Notes (Call)	(32)	120.00	Feb-2010	(2)
U.S. Treasury Notes (Call)	(5)	119.00	Apr-2010	(2)
U.S. Treasury Notes (Put)	(2)	114.00	Feb-2010	—
U.S. Treasury Notes (Put)	(32)	115.00	Feb-2010	(1)
U.S. Treasury Notes (Put)	(9)	116.00	Feb-2010	(1)
U.S. Treasury Notes (Put)	(5)	114.00	Apr-2010	(3)

Written options outstanding, at value (premiums received of $370 )				$(103)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Chinese Yuan (Buy)	$364	$368	Mar-2010	$(4)
Chinese Yuan (Buy)	913	922	Jun-2010	(9)
Chinese Yuan (Buy)	360	369	Nov-2010	(9)
Chinese Yuan (Buy)	265	270	Jan-2011	(5)
Chinese Yuan (Sell)	365	367	Mar-2010	2
Chinese Yuan (Sell)	267	270	Jun-2010	3
Euro Currency(Sell)	192	206	Feb-2010	14
Euro Currency(Sell)	8,972	9,167	Apr-2010	195

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2010—Continued

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Japanese Yen (Buy)	$1,019	$1,012	Feb-2010	$7
Japanese Yen (Sell)	1,448	1,437	Apr-2010	(11)
Malaysian Ringgit (Buy)	4	4	Feb-2010	—
Malaysian Ringgit (Buy)	4	4	Oct-2010	—
Malaysian Ringgit (Sell)	4	4	Feb-2010	—
Mexican Peso (Buy)	1,729	1,713	Apr-2010	16
Philippine Peso (Sell)	3	3	Apr-2010	—
Singapore Dollar (Buy)	1,287	1,300	Feb-2010	(13)
Singapore Dollar (Buy)	200	200	Jun-2010	—
South Korean Won (Buy)	1,096	1,072	Feb-2010	24
South Korean Won (Buy)	503	494	Jul-2010	9
South Korean Won (Buy)	81	80	Aug-2010	1
South Korean Won (Buy)	706	716	Nov-2010	(10)
South Korean Won (Sell)	649	660	Feb-2010	11

				$221

FUTURES CONTRACTS OPEN AT JANUARY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate 3 month (Buy)	17	€4,250	Jun-2010	$—
Euro-Bobl Futures (Buy)	4	400	Mar-2010	3
Euro-Bund Futures (Buy)	23	2,300	Mar-2010	24
Eurodollar Futures CME 90 day (Buy)	176	$44,000	Jun-2010	185

				$212

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level3 (000s)	Total (000s)
Investments in Securities
Asset Backed Securities	$—	$3,901	$—	$3,901
Collaterralized Mortgage Obligations	—	429	—	429
Corporate Bond & Notes	—	40,306	—	40,306
Foreign Government Obligations	—	9,544	—	9,544
Mortgage-Pass Through	—	1,204	—	1,204
U.S. Government Agencies	—	5,739	—	5,739
U.S. Government Obligations	—	165,019	—	165,019
Short-Term Investments
Bank Obligations	—	2,400	—	2,400
Repurchase Agreements	—	2,745	—	2,745

Total Investments in Securities	—	231,287	—	231,287

Investments in Other Financial Instruments
Forward Currency Contracts	—	221	—	221
Futures Contracts	—	212	—	212
Options-Written	—	(103)	—	(103)
Swap Agreements	—	75	18	93

Total Investments in Other Financial Instruments	—	405	18	423

Total Investments	$—	$231,692	$18	$231,710

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2010.

Valuation Description	Beginning Balance at 10/31/2009	Net Purchases/ (Sales)	Accrued Discount/ (Premium)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance as of 01/31/2010
Swap Agreements	$18	$—	$—	$—	$—	$—	$18

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$40	$(2)
Foreign Exchange Contracts	282	(61)
Interest Rate Contracts	272	(108)

Total	$594	$(171)

*	Security in default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2010, these securities were valued at $20,137 or 10% of net assets.

2	At January 31, 2010, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $205,339 or 98% of net assets.

3	Floating rate security. The stated rate represents the rate in effect at January 31, 2010.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

z	Fair valued by Harbor Funds’ Valuation Committee.

R$	Brazilian Real.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 2.1%)

ASSET-BACKED SECURITIES—11.8%
Principal Amount (000s)			Value (000s)

		Ameriquest Mortgage Securities Inc. Series 2006-R1 Cl. M1
$1,000		0.621%—03/25/2036[1]	$278
		Contimortgage Home Equity Trust Series 1996-4 Cl. A10
942		0.713%—01/15/2028[1]	359
		HSI Asset Securitization Corp. Trust Series 2006-OPT2 Cl. M1
1,000		0.601%—01/25/2036[1]	436
		Residential Asset Mortgage Products Inc. Series 2003-RS4 Cl. AIIB
416		0.891%—05/25/2033[1]	258
		Residential Asset Securities Corp. Series 2005-KS10 Cl. M2
1,000		0.671%—11/25/2035[1]	144
		Series 2005-KS1 Cl. M1
1,000		0.681%—02/25/2035[1]	621
		Series 2001-KS2 Cl. AII
—	[a]	0.691%—06/25/2031[1]	—	[a]
		Series 2004-KS4 Cl. A2B3
956		0.991%—05/25/2034[1]	489

			1,254

		Residential Funding Mortgage Securities II Inc. Series 2003-HS2 Cl. AIIB
142		0.481%—06/25/2028[1]	56
		Specialty Underwriting & Residential Finance Series 2004-BC4 Cl. M1
590		1.031%—10/25/2035[1]	333
		Wells Fargo Home Equity Trust Series 2005-4 Cl. AI3
1,000		0.611%—12/25/2035[1,2]	911

TOTAL ASSET-BACKED SECURITIES (Cost $8,053)			3,885

COLLATERALIZED MORTGAGE OBLIGATIONS—13.5%
		Federal Home Loan Mortgage Corp. REMIC[3]
790		0.783%—02/15/2025[1]	790
842		4.375%—04/15/2015	867

			1,657

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Federal National Mortgage Association REMIC[3]
		Series 1997-68 Cl. FC
$631		0.750%—05/18/2027[1]	$626
584		1.650%—01/25/2023[1]	586

			1,212

		First Horizon Alternative Mortgage Securities Series 2006-FA6 Cl. IIA1
—	[a]	6.250%—11/25/2036	—	[a]
		Government National Mortgage Association
680		0.783%—10/16/2029[1]	679
		Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Cl. 1A1
734		2.831%—01/25/2035[4]	540
		Structured Asset Securities Corp. Series 2002-1A Cl. 2A1
419		3.029%—02/25/2032[4]	339

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,701)			4,427

U.S. GOVERNMENT AGENCIES—22.0%
		Federal Home Loan Mortgage Corp.
5,000		4.750%—01/18/2011	5,208
		Federal National Mortgage Association
2,000		1.000%—11/23/2011	2,006

TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,086)			7,214

U.S. GOVERNMENT OBLIGATIONS—50.6%
		U.S. Treasury Notes
13,400		1.125%—01/15/2012	13,486
3,000		3.125%—08/31/2013	3,152

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $16,504)			16,638

SHORT-TERM INVESTMENTS—2.1%
(Cost $690)
REPURCHASE AGREEMENTS
690		Repurchase Agreement with State Street Corp. dated January 29, 2010 due February 02, 2010 at 0.010% collateralized by U.S. Treasury Bills (market value $704)	690

TOTAL INVESTMENTS—100.0% (Cost $37,034)			32,854
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%			(8)

TOTAL NET ASSETS—100.0%			$32,846

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures—2 year (Buy)	10	$2,000	Mar-2010	$2

FAIR VALUE MEASUREMENTS

Holdings in the Future Contracts category valued at $2 are classified as Level 1. All other holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$—	$—
Foreign Exchange Contracts	—	—
Interest Rate Contracts	2	—

Total	$2	$—

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2010.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2010, these securities were valued at $911 or 3% of net assets.

3	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2010.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of –0.2%)

U.S. GOVERNMENT AGENCIES—94.7%
Principal Amount (000s)		Value (000s)

	Federal Farm Credit Bank
$5,000	0.231%—12/27/2010	$4,999
	Federal Home Loan Bank Discount Notes
45,065	0.010%—02/05/2010-05/21/2010	45,056
	Federal Home Loan Mortgage Corp. Discount Notes
47,204	0.010%—02/08/2010-08/17/2010	47,192
7,900	0.010%—03/01/2010	7,898
4,000	0.242%—08/24/2010	4,001

		59,091

U.S. GOVERNMENT AGENCIES—Continued
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association Discount Notes
$54,170	0.010%–02/03/2010-04/01/2010	$54,167

TOTAL U.S. GOVERNMENT AGENCIES (Cost $163,313)		163,313

U.S. TREASURY BILLS—5.5%
(Cost $9,592)
	U.S. Treasury Bills
9,600	0.010%—05/27/2010-06/10/2010	9,592

TOTAL INVESTMENTS—100.2% (Cost $172,905)[1]		172,905
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(389)

TOTAL NET ASSETS—100.0%		$172,516

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2010

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds of the Trust may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except in the case of Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act and the Fund’s Rule 2a-7 procedures.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

ASC 820 also provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. ASC 820 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of ASC 820 had no impact on the Funds’ net assets or results of operations.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments.

See the Portfolio of Investments for each Fund for open futures contracts held as of January 31, 2010.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

See the Portfolio of Investments for each Fund for written options open as of January 31, 2010.

Swap Agreements

Each Fund, except Harbor Money Market Fund, may invest in swap agreements to help manage interest rate risk or credit risk these Fund are subject to in the normal course of pursuing its investment objectives. These Funds may use swaps to

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. Swaps are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. When evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, swaps are priced at their fair value determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. In those instances, the procedures provide that swaps would be valued using prices supplied by the Fund’s subadviser using its own internal valuation models that are based upon correlations and relationships between swap price movements and other factors, such as changes in swap curves and interest rates, which are recognized by institutional traders.

Each Fund, except the Harbor Money Market Fund, may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value of credit default swaps outstanding at January 31, 2010 for the Harbor Bond Fund is $177,328. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

Swap agreements outstanding at the period end, if any, are listed after each Funds’ portfolio.

Loan Participations and Assignments

Each Fund, except the Harbor Money Market Fund, may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

See the Portfolio of Investments for each Fund for unfunded loan commitments at the period ended January 31, 2010.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund also may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund, except Harbor Money Market Fund, may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, such Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding.

See the Portfolio of Investments for each Fund for outstanding forward commitments or when-issued securities as of January 31, 2010, if any.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates a Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain in a segregated account or set aside in such Fund’s records, cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

See the Portfolio of Investments for each Fund for outstanding short sales as of January 31, 2010, if any.

Foreign Forward Currency Contracts

Each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

See the Portfolio of Investments for each Fund for outstanding foreign forward currency contracts as of January 31, 2010.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Reverse Repurchase Agreements

Harbor Short Duration Fund may enter into reverse repurchase agreements with banks and third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2010 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor High-Yield Bond Fund	$786,478	$51,022	$(1,418)	$49,604
Harbor Bond Fund	6,372,039	176,665	(90,121)	86,544
Harbor Real Return Fund*	225,309	6,642	(664)	5,978
Harbor Short Duration Fund*	37,034	300	(4,480)	(4,180)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111

03/2010	FD.NQ.FIF.0110

Quarterly Schedule of Portfolio Holdings

January 31, 2010

Target Retirement Funds

Harbor Target Retirement Income Fund

Harbor Target Retirement 2010 Fund

Harbor Target Retirement 2015 Fund

Harbor Target Retirement 2020 Fund

Harbor Target Retirement 2025 Fund

Harbor Target Retirement 2030 Fund

Harbor Target Retirement 2035 Fund

Harbor Target Retirement 2040 Fund

Harbor Target Retirement 2045 Fund

Harbor Target Retirement 2050 Fund

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—19.4%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—12.6%
14,682	Harbor Capital Appreciation Fund	$455
31,082	Harbor Mid Cap Growth Fund	205
17,166	Harbor Small Cap Growth Fund	168
101,659	Harbor Large Cap Value Fund	692
32,729	Harbor Mid Cap Value Fund	313
7,814	Harbor Small Cap Value Fund	124
18,605	Harbor Small Company Value Fund	126

		2,083

HARBOR INTERNATIONAL EQUITY FUNDS—6.8%
15,301	Harbor International Fund	786
32,528	Harbor International Growth Fund	338

		1,124

TOTAL HARBOR EQUITY FUNDS (Cost $2,497)		3,207

HARBOR FIXED INCOME FUNDS—65.5%

Shares		Value (000s)

36,949	Harbor High-Yield Bond Fund	$390
580,985	Harbor Bond Fund	7,158
320,421	Harbor Real Return Fund	3,310

TOTAL HARBOR FIXED INCOME FUNDS (Cost $10,218)		10,858

SHORT-TERM INVESTMENTS—15.1%
(Cost $2,505)
2,504,692	Harbor Money Market Fund	2,505

TOTAL INVESTMENTS—100.0% (Cost $15,220)		16,570

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		1

TOTAL NET ASSETS—100.0%		$16,571

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—27.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—17.7%
2,685	Harbor Capital Appreciation Fund	$83
5,679	Harbor Mid Cap Growth Fund	37
3,134	Harbor Small Cap Growth Fund	31
18,564	Harbor Large Cap Value Fund	126
5,979	Harbor Mid Cap Value Fund	57
1,427	Harbor Small Cap Value Fund	23
3,401	Harbor Small Company Value Fund	23

		380

HARBOR INTERNATIONAL EQUITY FUNDS—9.5%
2,789	Harbor International Fund	143
5,930	Harbor International Growth Fund	62

		205

TOTAL HARBOR EQUITY FUNDS (Cost $546)		585

HARBOR STRATEGIC MARKETS FUNDS—1.5%
(Cost $34)
4,940	Harbor Commodity Real Return Strategy Fund	33

HARBOR FIXED INCOME FUNDS—56.1%

Shares		Value (000s)

10,197	Harbor High-Yield Bond Fund	$108
63,693	Harbor Bond Fund	785
30,106	Harbor Real Return Fund	311

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,166)		1,204

SHORT-TERM INVESTMENTS—15.2%
(Cost $326)
325,688	Harbor Money Market Fund	326

TOTAL INVESTMENTS—100.0% (Cost $2,072)		2,148

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,148

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—33.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—21.5%
8,852	Harbor Capital Appreciation Fund	$274
18,737	Harbor Mid Cap Growth Fund	123
10,348	Harbor Small Cap Growth Fund	101
61,282	Harbor Large Cap Value Fund	418
19,730	Harbor Mid Cap Value Fund	189
4,711	Harbor Small Cap Value Fund	75
11,216	Harbor Small Company Value Fund	76

		1,256

HARBOR INTERNATIONAL EQUITY FUNDS—11.6%
9,222	Harbor International Fund	474
19,606	Harbor International Growth Fund	204

		678

TOTAL HARBOR EQUITY FUNDS (Cost $1,739)		1,934

HARBOR STRATEGIC MARKETS FUNDS—2.7%
(Cost $157)
23,553	Harbor Commodity Real Return Strategy Fund	158

HARBOR FIXED INCOME FUNDS—53.0%

Shares		Value (000s)

41,924	Harbor High-Yield Bond Fund	$442
161,525	Harbor Bond Fund	1,990
63,550	Harbor Real Return Fund	657

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,970)		3,089

SHORT-TERM INVESTMENTS—11.2%
(Cost $651)
651,212	Harbor Money Market Fund	651

TOTAL INVESTMENTS—100.0% (Cost $5,517)		5,832

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$5,832

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—38.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—24.7%
35,722	Harbor Capital Appreciation Fund	$1,107
75,623	Harbor Mid Cap Growth Fund	498
41,769	Harbor Small Cap Growth Fund	409
247,348	Harbor Large Cap Value Fund	1,685
79,632	Harbor Mid Cap Value Fund	763
19,012	Harbor Small Cap Value Fund	301
45,268	Harbor Small Company Value Fund	308

		5,071

HARBOR INTERNATIONAL EQUITY FUNDS—13.4%
37,229	Harbor International Fund	1,913
79,146	Harbor International Growth Fund	822

		2,735

TOTAL HARBOR EQUITY FUNDS (Cost $5,976)		7,806

HARBOR STRATEGIC MARKETS FUNDS—3.7%
(Cost $676)
112,505	Harbor Commodity Real Return Strategy Fund	755

HARBOR FIXED INCOME FUNDS—52.1%

Shares		Value (000s)

175,769	Harbor High-Yield Bond Fund	$1,854
558,433	Harbor Bond Fund	6,880
186,493	Harbor Real Return Fund	1,927

TOTAL HARBOR FIXED INCOME FUNDS (Cost $9,917)		10,661

SHORT-TERM INVESTMENTS—6.1%
(Cost $1,250)
1,250,315	Harbor Money Market Fund	1,250

TOTAL INVESTMENTS—100.0% (Cost $17,819)		20,472

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$20,472

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—47.6%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—31.0%
4,934	Harbor Capital Appreciation Fund	$153
10,420	Harbor Mid Cap Growth Fund	69
5,709	Harbor Small Cap Growth Fund	56
33,944	Harbor Large Cap Value Fund	231
10,969	Harbor Mid Cap Value Fund	105
2,609	Harbor Small Cap Value Fund	41
6,217	Harbor Small Company Value Fund	42

		697

HARBOR INTERNATIONAL EQUITY FUNDS—16.6%
5,084	Harbor International Fund	261
10,818	Harbor International Growth Fund	113

		374

TOTAL HARBOR EQUITY FUNDS (Cost $968)		1,071

HARBOR STRATEGIC MARKETS FUNDS—4.7%
(Cost $103)
15,622	Harbor Commodity Real Return Strategy Fund	105

HARBOR FIXED INCOME FUNDS—46.7%

Shares		Value (000s)

21,169	Harbor High-Yield Bond Fund	$223
55,670	Harbor Bond Fund	686
13,839	Harbor Real Return Fund	143

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,016)		1,052

SHORT-TERM INVESTMENTS—1.0%
(Cost $23)
22,784	Harbor Money Market Fund	23

TOTAL INVESTMENTS—100.0% (Cost $2,110)		2,251

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,251

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—57.5%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—37.3%
68,896	Harbor Capital Appreciation Fund	$2,134
145,717	Harbor Mid Cap Growth Fund	960
80,308	Harbor Small Cap Growth Fund	786
474,484	Harbor Large Cap Value Fund	3,231
153,019	Harbor Mid Cap Value Fund	1,466
36,634	Harbor Small Cap Value Fund	581
86,617	Harbor Small Company Value Fund	589

		9,747

HARBOR INTERNATIONAL EQUITY FUNDS—20.2%
71,716	Harbor International Fund	3,684
152,559	Harbor International Growth Fund	1,587

		5,271

TOTAL HARBOR EQUITY FUNDS (Cost $11,834)		15,018

HARBOR STRATEGIC MARKETS FUNDS—5.0%
(Cost $1,192)
Shares		Value (000s)

194,662	Harbor Commodity Real Return Strategy Fund	$1,306

HARBOR FIXED INCOME FUNDS—37.5%
260,896	Harbor High-Yield Bond Fund	2,752
500,055	Harbor Bond Fund	6,161
86,509	Harbor Real Return Fund	894

TOTAL HARBOR FIXED INCOME FUNDS (Cost $9,165)		9,807

TOTAL INVESTMENTS—100.0% (Cost $22,191)		26,131

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$26,131

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—67.7%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—43.9%
2,267	Harbor Capital Appreciation Fund	$70
4,793	Harbor Mid Cap Growth Fund	32
2,617	Harbor Small Cap Growth Fund	26
15,508	Harbor Large Cap Value Fund	105
5,002	Harbor Mid Cap Value Fund	48
1,205	Harbor Small Cap Value Fund	19
2,831	Harbor Small Company Value Fund	19

		319

HARBOR INTERNATIONAL EQUITY FUNDS—23.8%
2,353	Harbor International Fund	121
4,991	Harbor International Growth Fund	52

		173

TOTAL HARBOR EQUITY FUNDS (Cost $415)		492

HARBOR STRATEGIC MARKETS FUNDS—4.3%
(Cost $29)
Shares		Value (000s)

4,546	Harbor Commodity Real Return Strategy Fund	$30

HARBOR FIXED INCOME FUNDS—28.0%

6,494	Harbor High-Yield Bond Fund	69
9,989	Harbor Bond Fund	123
1,135	Harbor Real Return Fund	12

TOTAL HARBOR FIXED INCOME FUNDS (Cost $193)		204

TOTAL INVESTMENTS—100.0% (Cost $637)		726

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$726

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—77.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—50.5%
51,895	Harbor Capital Appreciation Fund	$1,608
109,681	Harbor Mid Cap Growth Fund	723
59,889	Harbor Small Cap Growth Fund	586
354,933	Harbor Large Cap Value Fund	2,417
114,480	Harbor Mid Cap Value Fund	1,097
27,567	Harbor Small Cap Value Fund	437
64,805	Harbor Small Company Value Fund	441

		7,309

HARBOR INTERNATIONAL EQUITY FUNDS—27.3%
53,853	Harbor International Fund	2,766
114,242	Harbor International Growth Fund	1,188

		3,954

TOTAL HARBOR EQUITY FUNDS (Cost $8,099)		11,263

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $519)
Shares		Value (000s)

86,381	Harbor Commodity Real Return Strategy Fund	$580

HARBOR FIXED INCOME FUNDS—18.2%
95,872	Harbor High-Yield Bond Fund	1,011
127,981	Harbor Bond Fund	1,577
3,680	Harbor Real Return Fund	38

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,454)		2,626

TOTAL INVESTMENTS—100.0% (Cost $11,072)		14,469

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$14,469

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—87.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—57.3%
2,483	Harbor Capital Appreciation Fund	$77
5,244	Harbor Mid Cap Growth Fund	35
2,873	Harbor Small Cap Growth Fund	28
17,079	Harbor Large Cap Value Fund	116
5,519	Harbor Mid Cap Value Fund	53
1,313	Harbor Small Cap Value Fund	21
3,128	Harbor Small Company Value Fund	21

		351

HARBOR INTERNATIONAL EQUITY FUNDS—30.6%
2,559	Harbor International Fund	131
5,444	Harbor International Growth Fund	57

		188

TOTAL HARBOR EQUITY FUNDS (Cost $465)		539

HARBOR STRATEGIC MARKETS FUNDS—3.1%
(Cost $19)
Shares		Value (000s)

2,859	Harbor Commodity Real Return Strategy Fund	$19

HARBOR FIXED INCOME FUNDS—9.0%
2,078	Harbor High-Yield Bond Fund	22
2,679	Harbor Bond Fund	33

TOTAL HARBOR FIXED INCOME FUNDS (Cost $53)		55

TOTAL INVESTMENTS—100.0% (Cost $537)		613

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$613

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—58.6%
60,308	Harbor Capital Appreciation Fund	$1,869
127,367	Harbor Mid Cap Growth Fund	839
69,779	Harbor Small Cap Growth Fund	683
414,882	Harbor Large Cap Value Fund	2,825
134,076	Harbor Mid Cap Value Fund	1,285
31,882	Harbor Small Cap Value Fund	505
75,982	Harbor Small Company Value Fund	517

		8,523

HARBOR INTERNATIONAL EQUITY FUNDS—31.4%
62,150	Harbor International Fund	3,193
132,245	Harbor International Growth Fund	1,375

		4,568

TOTAL HARBOR EQUITY FUNDS (Cost $9,322)		13,091

HARBOR STRATEGIC MARKETS FUNDS—2.9%
(Cost $376)
Shares		Value (000s)

63,650	Harbor Commodity Real Return Strategy Fund	$427

HARBOR FIXED INCOME FUNDS—7.1%
50,621	Harbor Bond Fund	624
39,259	Harbor High-Yield Bond Fund	414

TOTAL HARBOR FIXED INCOME FUNDS (Cost $956)		1,038

TOTAL INVESTMENTS—100.0% (Cost $10,654)		14,556

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$14,556

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2010

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund; (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which are affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist primarily of Institutional Class shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Each Underlying Fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. An Underlying Fund may also use fair-value pricing if the value of some or all of the Underlying Fund’s securities have been materially affected by events occurring before the Underlying Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an Underlying Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the Underlying Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by these investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2010, each Fund held less than 10% of the outstanding shares of any Underlying Fund.

The Funds, in aggregate, held less than 20% of the total outstanding shares of any Underlying Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2010 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,220	$1,350	$—	$1,350
Harbor Target Retirement 2010 Fund	2,072	76	—	76
Harbor Target Retirement 2015 Fund	5517	315	—	315
Harbor Target Retirement 2020 Fund	17,819	2,659	(6)	2,653
Harbor Target Retirement 2025 Fund	2,110	141	—	141
Harbor Target Retirement 2030 Fund	22,191	3,953	(13)	3,940
Harbor Target Retirement 2035 Fund	637	89	—	89
Harbor Target Retirement 2040 Fund	11,072	3,406	(9)	3,397
Harbor Target Retirement 2045 Fund	537	76	—	76
Harbor Target Retirement 2050 Fund	10,654	3,913	(11)	3,902

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111

03/2010	FD.NQ.T.0110